As filed with the Securities and Exchange Commission on August 30, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number:  811-4255
                                                       --------

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
             ------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)


                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               ---------------------------------------------------
               (Address of Principal Executive Offices - Zip Code)


       Registrant's Telephone Number, including area code:  (212) 476-8800
                                                            --------------


                    Peter E. Sundman, Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                   -------------------------------------------
                   (Names and Addresses of agents for service)


Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO SHAREHOLDERS



Semi-Annual Report                                       [NEUBERGER BERMAN LOGO]
June 30, 2004

                                Neuberger Berman
                                Advisers
                                Management
                                Trust

                                Balanced
                                Portfolio[RegTM]

B0731 08/04

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Balanced Portfolio Managers' Commentary

The AMT Balanced Portfolio ended the first half of 2004 with a gain of 3.92%, as the market began rewarding stocks with solid business fundamentals as opposed to unproven growth prospects, a trend that favored our equity investment process. The bond market remained challenging, but our conservative investment style preserved capital on the bond side of the portfolio.

The largest contribution to relative performance on the equity portion came from stock selection in the information technology, consumer discretionary and financial sectors. Stocks that did well in IT included companies that develop and provide specialized technologies to businesses such as Zebra Technologies. Within consumer discretionary, our emphasis in entertainment and leisure and specialty retail companies were some of the primary reasons for this outperformance with Royal Caribbean Cruises and PETsMART both performing well. Within the financials sector, Capital One Financial, First Marblehead, and Investors Financial Services were all strong performers, as they represent less interest rate sensitive names within that sector.

In the aggregate, our equity sector allocation was slightly negative on a year-to-date basis, with our underweight position in both consumer staples and healthcare accounting for much of the underperformance.

Even though we are not pessimistic in terms of the overall economy and inflation, we are not optimistic in terms of near-term stock performance. We expect equities to struggle as profit growth slows, interest rates increase, and the Presidential election remains tight. Over the past six years, the S&P 500 is essentially flat in price while earnings have increased by a third. The market's forward P/E has collapsed from 21 to 16 during this period. However, the stock market is still not cheap, since a P/E of 16 is the long-term average. We believe P/Es will continue to wilt in the heat of the summer months. Uncertainties about next year's economy will most likely increase as more difficult earnings comparisons will begin this quarter. If fears become more intense and investors overreact, we expect poor near-term equity performance to provide a platform for better equity performance in the latter part of this year.

We seek to continue to position the portfolio with tilts toward lower volatility stocks in higher quality companies with lower earnings variability. As interest rates move higher and growth rates slow, we believe that companies with financial strength should be favored.

On the bond side of the portfolio, at the beginning of 2004, we had a relatively conservative duration, moderately below the duration of the benchmark index. The portfolio's defensive posture was a reflection of our recognition that low bond yields provide only a thin cushion to offset potential price declines associated with the strengthening economy. We maintained the portfolio's conservative positioning throughout the reporting period, a stance that helped preserve shareholder capital following the surprisingly strong March employment report and the Federal Reserve's anticipated interest rate hike in June.

We employed shifts in sector allocation to take advantage of evolving opportunities in the market. Over the reporting period, we reduced our allocation to corporate securities from 22.4% of the overall portfolio at the beginning of the period to 17.3% at the end of June. We also steadily increased our allocation to U.S. Treasury Securities from 8.8% of the overall portfolio to 18.8% at the end of June, which helped to maintain the portfolio's high credit quality. These changes are consistent with the conservative structuring of the portfolio.

As expected, the Federal Reserve Board's Open Market Committee took action by moving the Fed Funds target rate up 0.25% at its June 30 meeting. In the past, Fed Chairman Alan Greenspan has employed a measured approach to adjusting the target rate, taking small discrete steps and then patiently waiting to evaluate the impact on the economy before proceeding further. In his commentary, Mr. Greenspan has hinted that the Fed will use a similar approach in the coming months. We will continue to evaluate these factors and adjust the portfolio accordingly.

As interest rates rise and additional opportunities become more attractive, we will once again reach out on the risk spectrum in search of ways to create value in the fund.

Sincerely,

                                /s/ Ted Giuliano

                               /s/ John Dugenske

                               /s/ Jon D. Brorson

                              /s/ Kenneth J. Turek

                         TED GIULIANO, JOHN DUGENSKE,
                       JON D. BRORSON, KENNETH J. TUREK
                             PORTFOLIO CO-MANAGERS

1. 11.95%, 1.59%, and 7.37% were the average annual total returns for the 1-, 5- and 10-year periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/ amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The Russell Midcap[RegTM] Growth Index measures the performance of those Russell Midcap[RegTM] Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000[RegTM] Index, which represents approximately 27% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

Any ratios or other measurements using a factor of forecasted earnings of a company discussed herein are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. In addition, any revision to a forecast could affect the market price of a security. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of and does not guarantee these forecasted numbers.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by certain qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Schedule of Investments Balanced Portfolio



Number of Shares                                                 Market Value+

Common Stocks (56.7%)
Aerospace (0.3%)
    7,500         Rockwell Collins                                 $ 249,900

Biotechnology (2.4%)
   16,100         Alkermes, Inc.                                      218,960*\P
   10,000         Celgene Corp.                                       572,600*
    8,500         Gilead Sciences                                     569,500*
    5,250         Martek Biosciences                                  294,893*
   17,500         Protein Design Labs                                 334,775*
                                                                   ----------
                                                                    1,990,728
Building, Construction & Furnishing (0.3%)
    5,200         Centex Corp.                                        237,900
Business Services (4.3%)
   25,500         Alliance Data Systems                             1,077,375*
   14,050         Corporate Executive Board                           811,949
   17,000         Education Management                                558,620*
    9,050         Getty Images                                        543,000*\P
   13,000         Stericycle, Inc.                                    672,620*
                                                                   ----------
                                                                    3,663,564
Communications Equipment (0.8%)
    9,000         F5 Networks                                         238,320*
   19,000         Juniper Networks                                    466,830*
                                                                   ----------
                                                                      705,150
Computer Related (1.0%)
   11,500         Apple Computer                                      374,210*
    5,000         Lexmark International
                    Group                                             482,650*
                                                                   ----------
                                                                      856,860
Consumer Cyclicals (0.6%)
   14,000         Williams-Sonoma                                     461,440*
Consumer Discretionary (0.2%)
    6,600         XM Satellite Radio
                    Holdings                                          180,114*
Diversified (0.4%)
    6,000         iShares Russell 2000
                    Growth Index Fund                                 375,000\P
Electrical & Electronics (1.3%)
   21,000         Jabil Circuit                                       528,780*
   18,500         Molex Inc.                                          593,480
                                                                   ----------
                                                                    1,122,260
Energy (2.7%)
    8,500         Canadian Natural
                    Resources                                         254,150
    8,000         Murphy Oil                                          589,600
    9,000         Smith International                                 501,840*
   32,061         XTO Energy                                          955,097
                                                                   ----------
                                                                    2,300,687
Entertainment (0.9%)
   18,500         International Game
                    Technology                                        714,100

Number of Shares                                                 Market Value+

Financial Services (3.8%)
   20,000         CapitalSource Inc.                               $  489,000*
   11,500         First Marblehead                                    462,990*
   12,000         Franklin Resources                                  600,960
   19,000         Investors Financial
                    Services                                          828,020\P
    8,200         Moody's Corp.                                       530,212
    5,900         Piper Jaffray                                       266,857*
                                                                   ----------
                                                                    3,178,039
Food & Beverage (0.9%)
    8,000         Whole Foods Market                                  763,600
Health Care (4.4%)
    6,000         Allergan, Inc.                                      537,120
   12,000         C. R. Bard                                          679,800
   17,500         Caremark Rx                                         576,450*
    7,200         Henry Schein                                        454,608*
    4,500         INAMED Corp.                                        282,825*
    7,500         Invitrogen Corp.                                    539,925*
   10,000         Teva Pharmaceutical
                    Industries ADR                                    672,900\P
                                                                   ----------
                                                                    3,743,628
Industrial (5.6%)
   12,600         American Standard                                   507,906*
   14,500         Danaher Corp.                                       751,825\P
   20,000         Donaldson Co.                                       586,000
   10,500         Eaton Corp.                                         679,770
   18,000         Fastenal Co.                                      1,022,940\P
   13,000         Gentex Corp.                                        515,840
    7,200         Harman International
                    Industries                                        655,200
                                                                   ----------
                                                                    4,719,481
Instruments (0.2%)
    5,200         Thermo Electron                                     157,857*
Leisure (1.7%)
    5,000         Marriott International                              249,400
   13,000         Multimedia Games                                    348,660*\P
   18,500         Royal Caribbean Cruises                             803,085\P
                                                                   ----------
                                                                    1,401,145
Media (1.6%)
    7,500         E.W. Scripps                                        787,500
   17,925         Univision Communications                            572,345*\P
                                                                   ----------
                                                                    1,359,845
Medical Equipment (3.9%)
    7,850         Advanced Neuromodulation
                    Systems                                           257,480*
    5,500         Fisher Scientific
                    International                                     317,625*
    6,000         Kinetic Concepts                                    299,400*
    9,500         Kyphon Inc.                                         267,710*
    7,000         ResMed Inc.                                         356,720*
   13,050         Varian Medical Systems                            1,035,518*
    9,000         Zimmer Holdings                                     793,800*
                                                                   ----------
                                                                    3,328,253


See Notes to Schedule of Investments    5

Schedule of Investments Balanced Portfolio cont'd


Number of Shares                                                 Market Value+

Packing & Containers (1.1%)
   14,500         Packaging Corp. of America                      $   346,550
   22,600         Pactiv Corp.                                        563,644*
                                                                  -----------
                                                                      910,194
Restaurants (0.6%)
   13,500         Applebee's International                            310,770
    6,500         Wendy's International                               226,460
                                                                  -----------
                                                                      537,230
Retail (4.8%)
   16,800         Coach, Inc.                                         759,192*
   17,500         Nordstrom, Inc.                                     745,675
   21,000         PETsMART, Inc.                                      681,450\P
   19,500         Staples, Inc.                                       571,545
   13,500         Starbucks Corp.                                     586,980*
    3,900         Talbots, Inc.                                       152,685
   18,000         Tuesday Morning                                     522,000*
                                                                  -----------
                                                                    4,019,527
Semiconductors (2.9%)
    9,500         Broadcom Corp.                                      444,315*
   12,500         Linear Technology                                   493,375
   17,000         Microchip Technology                                536,180
   25,300         Microsemi Corp.                                     359,513*
   28,000         National Semiconductor                              615,720*
                                                                  -----------
                                                                    2,449,103
Software (2.1%)
    4,000         Cognos, Inc.                                        144,640*
    9,700         Electronic Arts                                     529,135*
   15,000         Mercury Interactive                                 747,450*
   45,500         TIBCO Software                                      384,475*
                                                                  -----------
                                                                    1,805,700
Technology (4.4%)
   15,000         Agilent Technologies                                439,200*
   17,500         Altera Corp.                                        388,850*
   14,200         Check Point Software
                    Technologies                                      383,258*
   21,000         Cognizant Technology
                    Solutions                                         533,610*\P
   31,500         Corning Inc.                                        411,390*
   11,000         Symbol Technologies                                 162,140
   16,500         Zebra Technologies                                1,435,500*
                                                                  -----------
                                                                    3,753,948
Telecommunications (2.2%)
   17,000         Avaya Inc.                                          268,430*
   75,000         Nextel Partners                                   1,194,000*
   14,000         Western Wireless                                    404,740*
                                                                  -----------
                                                                    1,867,170
Transportation (1.3%)
    8,500         C.H. Robinson Worldwide                             389,640
   17,400         J. B. Hunt Transport
                    Services                                          671,292
                                                                  -----------
                                                                    1,060,932
Total Common Stocks
(Cost $36,778,441)                                                 47,913,355
                                                                  -----------


See Notes to Schedule of Investments   6

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio cont'd


Principal Amount                                                                        Rating          Market Value+
                                                                                    Moody's   S&P

U.S. Treasury Securities (18.8%)

  $  350,000   U.S. Treasury Bills, 0.93%, due 7/1/04                               TSY       TSY     $      350,000
   2,435,000   U.S. Treasury Bills, 0.98%, due 8/19/04                              TSY       TSY          2,431,072
     160,000   U.S. Treasury Notes, 1.88%, due 9/30/04                              TSY       TSY            160,200
      90,000   U.S. Treasury Notes, 2.13%, due 10/31/04                             TSY       TSY             90,172
     430,000   U.S. Treasury Notes, 2.00%, due 11/30/04                             TSY       TSY            430,722
   1,500,000   U.S. Treasury Notes, 1.63%, due 3/31/05                              TSY       TSY          1,497,071&&
     250,000   U.S. Treasury Notes, 1.50%, due 7/31/05                              TSY       TSY            248,330
     130,000   U.S. Treasury Notes, 1.88%, due 11/30/05                             TSY       TSY            129,101
     750,000   U.S. Treasury Notes, 1.88%, due 12/31/05                             TSY       TSY            743,760
   3,900,000   U.S. Treasury Notes, 1.88%, due 1/31/06                              TSY       TSY          3,862,829
   4,920,000   U.S. Treasury Notes, 2.00%, due 5/15/06                              TSY       TSY          4,861,767
     325,000   U.S. Treasury Notes, 3.00%, due 2/15/08                              TSY       TSY            320,519
     750,000   U.S. Treasury Notes, 3.25%, due 1/15/09                              TSY       TSY            735,586&&
                                                                                                      --------------
               Total U.S. Treasury Securities (Cost $16,054,479)                                          15,861,129
                                                                                                      --------------
Mortgage-Backed Securities (5.1%)
Fannie Mae
     159,397   Collateralized Mortgage Obligations, Planned Amortization
               Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09            AGY       AGY            161,518
Freddie Mac
     138,532   Collateralized Mortgage Obligations, Planned Amortization
               Certificates, Ser. 2592, Class PA, 4.50%, due 12/15/07               AGY       AGY            139,013
     113,069   Pass-Through Certificates, 5.00%, due 2/1/07                         AGY       AGY            115,162
     145,448   Pass-Through Certificates, 5.50%, due 2/1/07                         AGY       AGY            149,097
Government National Mortgage Association
     800,000   5.00%, TBA, 30 Year Maturity                                         AGY       AGY            775,000&e
   1,200,000   Pass-Through Certificates, 4.50%, due 6/15/34                        AGY       AGY          1,129,250
     750,000   Pass-Through Certificates, 5.00%, due 3/15/34                        AGY       AGY            728,110
   1,111,697   Pass-Through Certificates, 6.00%, due 1/15/33                        AGY       AGY          1,141,142
                                                                                                      --------------
               Total Mortgage-Backed Securities (Cost $4,322,091)                                          4,338,292
                                                                                                      --------------
Corporate Debt Securities (17.3%)
     210,000   Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05                 Ba2       BB             217,339
     120,000   Allied Waste North America, Inc., Guaranteed Senior Notes,
               Ser. B, 7.63%, due 1/1/06                                            Ba3       BB-            125,850
     150,000   Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
               8.88%, due 4/1/08                                                    Ba3       BB-            164,250
     400,000   Allstate Corp., Senior Notes, 7.88%, due 5/1/05                      A1        A+             417,470
     200,000   American General Finance Corp., Floating Rate Notes, Ser. G,
               1.91%, due 9/20/04                                                   A1        A+             200,327
     200,000   AT&T Wireless Services, Inc., Senior Notes, 7.35%, due 3/1/06        Baa2      BBB            213,420
     550,000   Bank One Corp., Notes, 6.50%, due 2/1/06                             Aa3       A+             580,420
     250,000   BankBoston N.A., Subordinated Notes, 6.50%, due 12/19/07             Aa2       A+             271,343
     200,000   Bausch & Lomb, Inc., Notes, 6.75%, due 12/15/04                      Ba1       BBB-           203,179
     410,000   Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                     A1        A              433,994
     400,000   Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06               A3        A              420,300
     300,000   Bombardier Capital, Inc., Notes, 7.50%, due 8/15/04                  Baa3      BBB-           301,248**
     400,000   British Telecom PLC, Notes, 7.88%, due 12/15/05                      Baa1      A-             427,665
     190,000   Capital One Bank, Senior Notes, 8.25%, due 6/15/05                   Baa2      BBB-           199,197
     270,000   Caterpillar Financial Services Corp., Floating Rate Medium-Term
               Notes, 1.28%, due 8/16/04                                            A2        A              270,047
     335,000   Caterpillar Financial Services Corp., Notes, 6.88%, due 8/1/04       A2        A              336,257
     145,000   Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07         A1        A              159,190
     200,000   Comcast Cable Communications, Senior Notes, 6.38%, due 1/30/06       Baa3      BBB            209,409
     120,000   Cox Communications, Inc., Notes, 7.50%, due 8/15/04                  Baa2      BBB            120,711


See Notes to Schedule of Investments    7


Schedule of Investments Balanced Portfolio cont'd



Principal Amount                                                                        Rating          Market Value+
                                                                                    Moody's   S&P

  $  200,000   Cox Communications, Inc., Notes, 7.75%, due 8/15/06                  Baa2      BBB     $      217,355
     210,000   Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes, 6.40%,
               due 5/15/06                                                          A3        BBB            221,024
      50,000   Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06         Ba1       BB+             52,689
     170,000   EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05         Baa1      BBB+           174,242
     200,000   Everest Reinsurance Holdings, Inc., Senior Notes, 8.50%, due
               3/15/05                                                              A3        A-             207,385
     500,000   General Electric Capital Corp., Medium-Term Notes, Ser. A, 4.25%,
               due 1/28/05                                                          Aaa       AAA            506,279
     150,000   Great Lakes Power, Inc., Notes, 8.30%, due 3/1/05                    Baa3      BBB-           155,251
     470,000   Gulf Canada Resources, Senior Notes, 8.38%, due 11/15/05             A3                       501,677
     300,000   HCA, Inc., Notes, 5.25%, due 11/6/08                                 Ba1       BBB-           298,145
     200,000   Hertz Corp., Senior Notes, 8.25%, due 6/1/05                         Baa2                     207,535
     200,000   International Lease Finance Corp., Floating Rate Notes, 2.39%,
               due 7/13/04                                                          A1        AA-            201,242
     280,000   ITT Corp., Notes, 6.75%, due 11/15/05                                Ba1       BB+            288,400
     600,000   John Deere Capital Corp., Floating Rate Senior Notes, 1.56%,
               due 8/20/04                                                          A3        A-             600,903
     110,000   Jones Intercable, Inc., Senior Notes, 7.63%, due 4/15/08             Baa3      BBB            121,283
     400,000   Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05      Baa3      BBB-           417,088
     190,000   Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                 Ba3       BBB            204,512
     400,000   Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes, Ser. B,
               1.43%, due 8/3/04                                                    Aa3       A+             400,407
     235,000   Morgan Stanley Dean Witter & Co., Notes, 7.75%, due 6/15/05          Aa3       A+             246,452
     210,000   National Rural Utilities Cooperative Finance Corp., Collateral Trust,
               6.00%, due 5/15/06                                                   A1        A+             220,991
     400,000   Pacific Bell, Notes, 6.25%, due 3/1/05                               A1        A+             410,692
     200,000   Pemex Project Funding Master Trust, Guaranteed Notes, 9.13%,
               due 10/13/10                                                         Baa1      BBB-           229,000
     250,000   Powergen US Funding LLC, Notes, 4.50%, due 10/15/04                  A3        BBB+           251,757
     100,000   Quest Diagnostics, Inc., Senior Notes, 6.75%, due 7/12/06            Baa2      BBB            106,730
     225,000   Raytheon Co., Notes, 6.50%, due 7/15/05                              Baa3      BBB-           232,908
     200,000   Reliant Energy Resources Corp., Notes, Ser. B, 8.13%, due 7/15/05    Ba1       BBB            210,081
     225,000   Royal Caribbean Cruises Ltd., Senior Notes, 8.13%, due 7/28/04       Ba2       BB+            225,788
     370,000   Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05         A3        A+             382,120
     380,000   Time Warner, Inc., Notes, 5.63%, due 5/1/05                          Baa1      BBB+           389,307
     200,000   Tyco International Group S.A., Guaranteed Notes, 5.88%, due 11/1/04  Baa3      BBB            202,331
     380,000   Tyco International Group S.A., Guaranteed Notes, 6.38%, due 6/15/05  Baa3      BBB            391,758
     325,000   Tyson Foods, Inc., Notes, 6.63%, due 10/1/04                         Baa3      BBB            327,734
     240,000   Walt Disney Co., Notes, 4.88%, due 7/2/04                                      BBB+           240,000
     400,000   Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07            A3        A-             418,451
      90,000   Weyerhaeuser Co., Notes, 5.50%, due 3/15/05                          Baa2      BBB             91,903
                                                                                                      --------------
               Total Corporate Debt Securities (Cost $14,439,368)                                         14,625,036
                                                                                                      --------------


See Notes to Schedule of Investments   8


            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio cont'd


Principal Amount                                                                        Rating          Market Value+
                                                                                    Moody's   S&P

Foreign Government (0.9%)
 EUR 600,000   Bundesobligation, 3.50%, due 10/10/08
               (Cost $771,321)                                                      Aaa       AAA     $      731,748^
                                                                                                      --------------
Repurchase Agreements (1.7%)
  $1,392,000   State Street Bank and Trust Co. Repurchase Agreement, 1.15%,
               due 7/1/04, dated 6/30/04, Maturity Value $1,392,044,
               Collateralized by $1,080,000 U.S. Treasury Bills, 8.13%,
               due 8/15/19 (Collateral Value $1,439,824)
               (Cost $1,392,000)                                                                           1,392,000#
                                                                                                      --------------
Short-Term Investments (7.5%)
   6,134,800   N&B Securities Lending Quality Fund, LLC                                                    6,134,800++
     222,361   Neuberger Berman Institutional Cash Fund Trust Class                                          222,361@
                                                                                                      --------------
               Total Short-Term Investments (Cost $6,357,161)                                              6,357,161#
                                                                                                      --------------
               Total Investments (108.0%) (Cost $80,114,861)                                              91,218,721##
               Liabilities, less cash, receivables and other assets [(8.0%)]                              (6,775,007)
                                                                                                      --------------
               Total Net Assets (100.0%)                                                              $   84,443,714
                                                                                                      --------------


See Notes to Schedule of Investments    9


Notes to Schedule of Investments Balanced Portfolio

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $80,114,861. Gross unrealized appreciation of investments was $12,176,784 and gross unrealized depreciation of investments was $1,072,924, resulting in net unrealized appreciation of $11,103,860, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 2004, these securities amounted to $301,248 or 0.4% of net assets.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      10

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Schedule of Investments Balanced Portfolio cont'd

e TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

++   Affiliated issuer (see Note A of Notes to Financial Statements).

^ Principal amount is stated in the currency in which the security is denominated.

     EUR = Euro Currency

& Security purchased on a when-issued basis. At June 30, 2004, these securities amounted to $775,000.

&& Security is segregated as collateral for when-issued purchase commitments and financial futures contracts margin.


See Notes to Financial Statements      11

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities



                                                                                      ------------
                                                                                          Balanced
Neuberger Berman Advisers Management Trust                                               Portfolio

Assets
  Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
==================================================================================================
  Unaffiliated issuers                                                                $ 84,861,560
--------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                     6,357,161
--------------------------------------------------------------------------------------------------
                                                                                        91,218,721
--------------------------------------------------------------------------------------------------
  Cash                                                                                         897
==================================================================================================
  Dividends and interest receivable                                                        321,868
--------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                           773,939
==================================================================================================
  Receivable for Fund shares sold                                                            1,354
--------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                         14,600
--------------------------------------------------------------------------------------------------
Total Assets                                                                            92,331,379
--------------------------------------------------------------------------------------------------
Liabilities
  Payable for collateral on securities loaned (Note A)                                   6,134,800
==================================================================================================
  Payable for forward foreign currency exchange contracts sold (Note C)                      4,796
--------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                       1,270,454
==================================================================================================
  Payable for Fund shares redeemed                                                         333,445
--------------------------------------------------------------------------------------------------
  Payable to investment manager-net (Note B)                                                36,354
==================================================================================================
  Payable to administrator (Note B)                                                         19,847
--------------------------------------------------------------------------------------------------
  Payable for variation margin (Note A)                                                     18,437
==================================================================================================
  Accrued expenses and other payables                                                       69,532
--------------------------------------------------------------------------------------------------
Total Liabilities                                                                        7,887,665
--------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $ 84,443,714
--------------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                     $113,380,309
==================================================================================================
  Undistributed net investment income (loss)                                               932,686
--------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                               (40,927,971)
==================================================================================================
  Net unrealized appreciation (depreciation) in value of investments                    11,058,690
--------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $ 84,443,714
--------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                        9,096,361
==================================================================================================
Net Asset Value, offering and redemption price per share                              $       9.28
--------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
  Unaffiliated issuers                                                                $  5,996,581
  ================================================================================================
*Cost of investments:
  Unaffiliated issuers                                                                $ 73,757,700
  ================================================================================================
  Affiliated issuers                                                                     6,357,161
  ------------------------------------------------------------------------------------------------
Total cost of investments                                                             $ 80,114,861
--------------------------------------------------------------------------------------------------


See Notes to Financial Statements      12


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations


                                                                                                ----------
                                                                                                  Balanced
Neuberger Berman Advisers Management Trust                                                       Portfolio

Investment Income
Income:
Interest income (Note A)                                                                        $  601,121
==========================================================================================================
Dividend income-unaffiliated issuers                                                                85,726
----------------------------------------------------------------------------------------------------------
Income from securities loaned-net (Note A)                                                          35,000
==========================================================================================================
Income from investments in affiliated issuers (Note A)                                               1,498
----------------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                       (506)
----------------------------------------------------------------------------------------------------------
Total income                                                                                       722,839
----------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                            230,909
==========================================================================================================
Administration fee (Note B)                                                                        125,950
----------------------------------------------------------------------------------------------------------
Audit fees                                                                                          17,230
==========================================================================================================
Custodian fees (Note B)                                                                             47,578
----------------------------------------------------------------------------------------------------------
Insurance expense                                                                                      606
==========================================================================================================
Legal fees                                                                                           5,803
----------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                         9,357
==========================================================================================================
Shareholder reports                                                                                 13,659
----------------------------------------------------------------------------------------------------------
Shareholder servicing agent fees                                                                     7,147
==========================================================================================================
Trustees' fees and expenses                                                                         13,453
----------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                        1,374
----------------------------------------------------------------------------------------------------------

Total expenses                                                                                     473,066
Investment management fee waived (Note A)                                                             (199)
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)     (5,083)
----------------------------------------------------------------------------------------------------------
Total net expenses                                                                                 467,784
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                       255,055
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                            2,231,234
   =======================================================================================================
   Financial futures contracts                                                                      40,472
   -------------------------------------------------------------------------------------------------------
   Foreign currency                                                                                 41,626
   =======================================================================================================
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                                   736,407
   -------------------------------------------------------------------------------------------------------
   Foreign currency                                                                                 (5,170)
   =======================================================================================================
   Financial futures contracts                                                                     (40,000)
   -------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                   3,004,569
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                 $3,259,624
----------------------------------------------------------------------------------------------------------


See Notes to Financial Statements      13


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets

                                                                                Balanced Portfolio
                                                                          ----------------------------
                                                                           Six Months
                                                                                Ended             Year

                                                                             June 30,            Ended
                                                                                 2004     December 31,
Neuberger Berman Advisers Management Trust                                (Unaudited)             2003

Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                              $   255,055     $    662,413
======================================================================================================
Net realized gain (loss) on investments                                     2,313,332        4,370,243
------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           691,237        7,209,917
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             3,259,624       12,242,573
------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                                               -       (1,410,014)
======================================================================================================
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                   3,127,712        8,153,281
======================================================================================================
Proceeds from reinvestment of dividends and distributions                           -        1,410,014
------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                               (6,889,209)     (15,951,532)
------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                       (3,761,497)      (6,388,237)
------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                        (501,873)       4,444,322
Net Assets:
Beginning of period                                                        84,945,587       80,501,265
------------------------------------------------------------------------------------------------------
End of period                                                             $84,443,714     $ 84,945,587
------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period               $   932,686     $    677,631
------------------------------------------------------------------------------------------------------


See Notes to Financial Statements      14


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     Notes to Financial Statements Balanced Portfolio

     Note A--Summary of Significant Accounting Policies:

1 General: Balanced Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of market discount on long-term bonds and short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts

Notes to Financial Statements Balanced Portfolio cont'd

     are recorded for financial reporting purposes as unrealized gains or losses by the Fund. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if a counter party to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund is determined using forward foreign currency exchange rates supplied by an independent pricing service.

6 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

7 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($28,845,814 and $13,734,010 expiring in 2009 and 2010, respectively, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

     Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2003, the Fund elected to defer $604,724 of net capital and currency losses arising between November 1, 2003 and December 31, 2003.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:



     Distributions Paid From:

                      Ordinary Income                      Total

                     2003            2002            2003            2002
               $1,410,014       $2,524,587     $1,410,014       $2,524,587

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:


                             Unrealized
          Undistributed    Appreciation    Loss Carryforwards
        Ordinary Income   (Depreciation)        and Deferrals           Total

               $989,969      $9,998,360          $(43,184,548)   $(32,196,219)


     The difference between book basis and tax basis is attributable primarily to foreign bond bifurcation, the tax deferral of losses on wash sales, post October losses, and amortization of bond premiums.

8 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

9 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise by made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

10 Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

     Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

     For U.S. Federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on

Notes to Financial Statements Balanced Portfolio cont'd

     transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

     During the six months ended June 30, 2004, the Fund entered into various financial futures contracts. At June 30, 2004, open positions in financial futures contracts were as follows:

                                                                    Unrealized
         Expiration                   Open Contracts   Position   Depreciation

     September 2004   50 U.S. Treasury Notes, 5 Year      Short        $40,000


     At June 30, 2004, the Fund had deposited $50,000 in U.S. Treasury Notes, 3.25%, due 1/15/09, in a segregated account to cover margin requirements on open financial futures contracts.

11 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

     The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

     At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

     Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

12 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

13   Transactions with other funds managed by Neuberger Berman Management Inc.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $199. For the six months ended June 30, 2004, income earned on this investment amounted to $1,498 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     The Trustees of the Trust adopted a non-fee distribution plan for the Fund.

     Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has no contingent liability to Management under the agreement.

     On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several

Notes to Financial Statements Balanced Portfolio cont'd

     individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

     On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $5,004.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $79.

     Note C--Securities Transactions:

     Cost of purchases and proceeds of sales and maturities of long-term securities (excluding short-term securities, financial futures contracts, and foreign currency contracts) for the six months ended June 30, 2004 were as follows:


         Purchases of U.S.   Purchases excluding U.S.   Sales and Maturities of U.S.   Sales and Maturities excluding
     Government and Agency     Government and Agency          Government and Agency        U.S. Government and Agency
               Obligations               Obligations                    Obligations                       Obligations

               $26,930,135               $13,792,127                    $22,658,038                       $16,612,348


     During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $67,047, of which Neuberger received $0, Lehman received $14,319, and other brokers received $52,728.

     During the six months ended June 30, 2004, the Fund entered into various contracts to deliver currencies at specified future dates. At June 30, 2004, open contracts were as follows:


                   Contracts to   In Exchange   Settlement                Net Unrealized
     Sell               Deliver           For         Date         Value    Depreciation

     Euro Dollar        575,000      $694,945      8/23/04      $699,741          $4,796


     Note D--Fund Share Transactions:

     Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:


                                                           For the            For the
                                                  Six Months Ended         Year Ended
                                                          June 30,       December 31,
                                                              2004               2003

     Shares Sold                                           344,729            971,681
     Shares Issued on Reinvestment of Dividends
       and Distributions                                         -            161,699
     Shares Redeemed                                      (760,031)        (1,931,366)
                                                          --------         ----------
     Total                                                (415,302)          (797,986)
                                                          --------         ----------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     Note E--Line of Credit:

     At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

     Note F--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Balanced Portfolio+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                          Six Months
                                                               Ended
                                                            June 30,      Year Ended December 31,
                                                         -----------      --------------------------------------------------------
                                                                2004         2003        2002         2001        2000        1999
                                                         (Unaudited)

Net Asset Value, Beginning of Period                          $ 8.93      $  7.81     $  9.66      $ 17.28      $20.89      $16.34
                                                              ------      -------     -------      -------      ------      ------
Income From Investment Operations:
Net Investment Income (Loss)                                     .03          .07         .12          .22Y        .30         .26
Net Gains or Losses on Securities
 (both realized and unrealized)                                  .32         1.20       (1.75)       (2.27)Y      (.61)       4.96
                                                              ------      -------     -------      -------      ------      ------
Total From Investment Operations                                 .35         1.27       (1.63)       (2.05)       (.31)       5.22
                                                              ------      -------     -------      -------      ------      ------
Less Distributions From:
Net Investment Income                                             --         (.15)       (.22)        (.28)       (.37)       (.27)
Net Capital Gains                                                 --           --          --        (5.29)      (2.93)       (.40)
                                                              ------      -------     -------      -------      -------     ------
Total Distributions                                               --         (.15)       (.22)       (5.57)      (3.30)       (.67)
                                                              ------      -------     -------      -------      ------      ------
Net Asset Value, End of Period                                $ 9.28      $  8.93     $  7.81      $  9.66      $17.28      $20.89
                                                              ------      -------     -------      -------      ------      ------
Total Return++                                                 +3.92%**    +16.28%     -17.15%      -13.36%      -4.55%     +33.56%

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                       $ 84.4      $  84.9     $  80.5      $ 112.0      $147.6      $165.3
Ratio of Gross Expenses to Average Net Assets#                  1.13%*       1.12%       1.12%        1.07%        .99%       1.02%
Ratio of Net Expenses to Average Net Assets[sec]                1.11%*       1.11%       1.12%        1.07%        .99%       1.02%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                           .61%*        .82%       1.37%        2.10%Y      1.49%       1.60%
Portfolio Turnover Rate                                           49%         121%        106%          88%        124%        121%


See Notes to Financial Highlights      22

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Financial Highlights Balanced Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Balanced Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

[sec] After waiver of a portion of the investment management fee. Had the investment manager not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

           Six Months           Year Ended
       Ended June 30,         December 31,
                 2004                 2003

                1.11%                 1.11%

Y For fiscal years ended after December 31, 2000, funds are required by the American Institute of Certified Public Accountants to amortize premiums and discounts on fixed income securities. Accordingly, for the year ended December 31, 2001, the per share amounts and ratios shown decreased or increased as follows:

                                                                   Year Ended
                                                            December 31, 2001

     Net Investment Income                                              (.004)
     Net Gains or Losses on Securities                                   .004
     Ratio of Net Investment Income to Average Net Assets               (.04%)


*     Annualized.

**    Not annualized.

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
   Independent Trustees       Position and                                        Fund Complex
                             Length of Time                                        Overseen by   Other Directorships Held Outside
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee          Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

John Cannon (74)            Trustee since    Consultant. Formerly, Chairman            38        Independent Trustee or Director of
                            2000             and Chief Investment Officer,                       three series of Oppenheimer Funds:
                                             CDC Investment Advisors                             Limited Term New York Municipal
                                             (registered investment adviser)                     Fund, Rochester Fund Municipals,
                                             (1993-January 1999); prior                          and Oppenheimer Convertible
                                             thereto, President and Chief                        Securities Fund since 1992.
                                             Executive Officer, AMA
                                             Investment Advisors, an affiliate
                                             of the American Medical
                                             Association.
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (68)           Trustee since    Counsel, Carter Ledyard &                 38        Director, American Bar Retirement
                            1984             Milburn LLP (law firm) since                        Association (ABRA) since 1997
                                             October 2002; Formerly,                             (not-for-profit membership
                                             Attorney-at-Law and President,                      association).
                                             Faith Colish, A Professional
                                             Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (71)       Trustee since    Consultant; Retired President             38        None.
                            1989             and Trustee, Teachers
                                             Insurance & Annuity (TIAA)
                                             and College Retirement
                                             Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (66)         Trustee since    Consultant, C. A. Harvey                  38        President, Board of Associates to
                            1998             Associates, since June 2001;                        The National Rehabilitation
                                             Formerly, Director, AARP, 1978                      Hospital's Board of Directors since
                                             to December 2001.                                   2002; Formerly, Member, Individual
                                                                                                 Investors Advisory Committee to the
                                                                                                 New York Stock Exchange Board of
                                                                                                 Directors, 1998 to June 2002;
                                                                                                 Member, American Savings Education
                                                                                                 Council's Policy Board (ASEC),
                                                                                                 1998-2000; Member, Executive
                                                                                                 Committee, Crime Prevention
                                                                                                 Coalition of America, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
   Independent Trustees       Position and                                        Fund Complex
                             Length of Time                                        Overseen by   Other Directorships Held Outside
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee          Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

Barry Hirsch (71)           Trustee since    Attorney-at-Law. Formerly,                38        None.
                            2000             Senior Counsel, Loews
                                             Corporation (diversified
                                             financial corporation) May
                                             2002 until April 2003; formerly,
                                             Senior Vice President, Secretary
                                             and General Counsel, Loews
                                             Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (76)       Trustee since    Marcus Nadler Professor of                38        Director, DEL Laboratories, Inc.
                            2000             Finance and Economics                               (cosmetics and pharmaceuticals)
                                             Emeritus, New York University,                      since 1978; The Caring Community
                                             Stern School of Business.                           (not-for-profit).
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)       Trustee since    Retired. Formerly, Vice                   38        Director, WHX Corporation
                            1999             President and Special Counsel,                      (holding company) since August
                                             WHX Corporation (holding                            2002; Director, WebFinancial
                                             company), 1993-2001.                                Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey (not-
                                                                                                 for-profit theater) since 2000;
                                                                                                 formerly Director, Kevlin
                                                                                                 Corporation (manufacturer of
                                                                                                 microwave and other products).
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (71)       Trustee since    Retired. Senior Vice President,           38        Director, Pro-Kids Golf and
                            2000             Foodmaker, Inc. (operator and                       Learning Academy (teach golf and
                                             franchiser of restaurants) until                    computer usage to "at risk"
                                             January 1997.                                       children) since 1998; Formerly,
                                                                                                 Director, Prandium, Inc.
                                                                                                 (restaurants) from March 2001 until
                                                                                                 July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (72)      Trustee since    Founding General Partner,                 38        Director, Capital Cash Management
                            2000             Oxford Partners and Oxford                          Trust (money market fund),
                                             Bioscience Partners (venture                        Narragansett Insured Tax-Free
                                             capital partnerships) and                           Income Fund, Rocky Mountain
                                             President, Oxford Venture                           Equity Fund, Prime Cash Fund,
                                             Corporation.                                        several private companies and
                                                                                                 QuadraMed Corporation
                                                                                                 (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd



----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
   Independent Trustees       Position and                                      Fund Complex
                             Length of Time                                      Overseen by   Other Directorships Held Outside
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)       Trustee          Fund Complex by Trustee
----------------------------------------------------------------------------------------------------------------------------------

Tom Decker Seip (54)        Trustee since    General Partner, Seip                     38     Director, H&R Block, Inc. (financial
                            2000             Investments LP (a private                        services company) since May 2001;
                                             investment partnership);                         Director, Forward Management, Inc.
                                             formerly, President and CEO,                     (asset management) since 2001;
                                             Westaff, Inc. (temporary                         Formerly, Director, General Magic
                                             staffing), May 2001 to January                   (voice recognition software),
                                             2002; Senior Executive at the                    November 2001 until 2002; Director,
                                             Charles Schwab Corporation                       E-Finance Corporation (credit
                                             from 1983 to 1999, including                     decisioning services), 1999-2003;
                                             Chief Executive Officer,                         Director, Save-Daily.com (micro
                                             Charles Schwab Investment                        investing services), 1999-2003;
                                             Management, Inc. and Trustee,                    Director, Offroad Capital Inc.
                                             Schwab Family of Funds and                       (pre-public internet commerce
                                             Schwab Investments from 1997                     company).
                                             to 1998 and Executive Vice
                                             President--Retail Brokerage,
                                             Charles Schwab Investment
                                             Management from 1994
                                             to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (56)    Trustee since    Private investor and consultant         38       Director, The Proformance Insurance
                            1999             specializing in the insurance                    Company (personal lines property
                                             industry; Formerly, Advisory                     and casualty insurance company)
                                             Director, Securitas Capital LLC                  since March 2004; Director,
                                             (a global private equity                         Providence Washington (property
                                             investment firm dedicated to                     and casualty insurance company),
                                             making investments in the                        since December 1998; Director,
                                             insurance sector), 1998 until                    Summit Global Partners (insurance
                                             December 2002.                                   brokerage firm) since October 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (59)         Trustee since    Regional Manager for Atlanta            38       None.
                            1984             Region, Ford Motor Credit
                                             Company since August 1997;
                                             Formerly, President, Ford
                                             Life Insurance Company, April
                                             1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
     Trustees who are                                                           Portfolios in
   "Interested Persons"      Position and                                       Fund Complex
                            Length of Time                                       Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)    Served (2)       Principal Occupation(s) (3)         Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

Edward I. OBrien* (75)      Trustee since   Formerly, Member, Investment             38        Director, Legg Mason, Inc. (financial
                            2000            Policy Committee, Edward                           services holding company) since
                                            Jones, 1993-2001; President,                       1993; formerly, Director, Boston
                                            Securities Industry Association                    Financial Group (real estate and tax
                                            ("SIA") (securities industry's                     shelters) 1993-1999.
                                            representative in government
                                            relations and regulatory matters
                                            at the federal and state levels)
                                            1974-1992; Adviser to SIA,
                                            November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (63)        President and   Executive Vice President and             38        Director, Dale Carnegie and
                            Trustee since   Chief Investment Officer,                          Associates, Inc. (private company)
                            December        Neuberger Berman Inc.                              since 1998; Director, Emagin Corp.
                            2002            (holding company) since 2002                       (public company) since 1997;
                                            and 2003, respectively;                            Director, Solbright, Inc. (private
                                            Executive Vice President and                       company) since 1998; Director,
                                            Chief Investment Officer,                          Infogate, Inc. (private company)
                                            Neuberger Berman since 2002                        since 1997.
                                            and 2003, respectively; Director
                                            and Chairman, NB
                                            Management since December
                                            2002; Formerly, Executive Vice
                                            President, Citigroup
                                            Investments, Inc. from
                                            September 1995 to February
                                            2002; Executive Vice President,
                                            Citigroup Inc. from September
                                            1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (45)      Chairman of     Executive Vice President,                38        Director, Neuberger Berman Inc.
                            the Board,      Neuberger Berman Inc.                              (holding company) from 1999
                            Chief           (holding company) since 1999;                      through March 2003; President and
                            Executive       Head of Neuberger Berman                           Director, NB Management since
                            Officer and     Inc.'s Mutual Funds and                            1999; Director and Vice President,
                            Trustee since   Institutional Business since                       Neuberger Berman Agency, Inc.
                            2000;           1999; Executive Vice President,                    since 2000.
                            President and   Neuberger Berman since 1999;
                            Chief           Principal, Neuberger Berman
                            Executive       from 1997 until 1999; Senior
                            Officer from    Vice President, NB
                            1998 to 2000    Management from 1996
                                            until 1999.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Information about the Officers of the Trust



                                      Position and
Name, Age, and Address (1)      Length of Time Served (2)                  Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------------

Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB
                                                             Management since 2000; Vice President, Neuberger
                                                             Berman since 2002 and employee since 1999; Vice

                                                             President, NB Management from 1986 to 1999; Secretary,
                                                             eleven registered investment companies for which NB
                                                             Management acts as investment manager and administrator
                                                             (four since 2002, three since 2003, and one since 2004).

Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                             President, Neuberger Berman from 1999 until 2003; Senior
                                                             Vice President, NB Management since 2000; Controller,
                                                             NB Management until 1996; Treasurer, NB Management
                                                             from 1996 until 1999; Vice President, eleven registered
                                                             investment companies for which NB Management acts as
                                                             investment manager and administrator (three since 2000,
                                                             four since 2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                             Vice President, NB Management since 2000; Vice
                                                             President, NB Management from 1997 until 1999; Vice
                                                             President, eleven registered investment companies for
                                                             which NB Management acts as investment manager and
                                                             administrator (three since 2000, four since 2002, three
                                                             since 2003, and one since 2004).

Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                             Management from 1991 to 1999; Assistant Secretary,
                                                             eleven registered investment companies for which NB
                                                             Management acts as investment manager and administrator
                                                             (seven since 2002, three since 2003 and one since 2004).

Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB
                                                             Management from 1993 to 1999; Assistant Secretary,
                                                             eleven registered investment companies for which NB
                                                             Management acts as investment manager and administrator
                                                             (Ten since 2003 and one since 2004).


                                        Position and
Name, Age, and Address (1)        Length of Time Served (2)                      Principal Occupation(s) (3)
--------------------------------------------------------------------------------------------------------------------------

John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                 NB Management since 1993; Assistant Treasurer, eleven
                                                                 registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (seven since 2002, three since 2003, and one since 2004).

Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                            and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                            prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                            since 1996                           eleven registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (seven since 2002, three since 2003, and one since 2004);
                                                                 Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and
                                                                 administrator from 1996 until 2002.

Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                 President; Neuberger Berman from 1999 until 2003; Vice
                                                                 President, NB Management from 1995 until 1999; Vice
                                                                 President, eleven registered investment companies for
                                                                 which NB Management acts as investment manager and
                                                                 administrator (three since 2000, four since 2002, three
                                                                 since 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com http://www.nb.com.

Semi-Annual Report                                       [NEUBERGER BERMAN LOGO]
June 30, 2004






                                Neuberger Berman
                                Advisers
                                Management
                                Trust





                               Fasciano
                               Portfolio







D0312 08/04

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Fasciano Portfolio Manager's Commentary
---------------------------------------

The Fasciano Portfolio underperformed its benchmark, the Russell 2000 Index, as small-cap stocks made good progress in the first half of 2004.(2)

The market environment in this reporting period was much more friendly to our style of investing than was last year's. In 2003, the portfolio generated a respectable double-digit gain, but still trailed its benchmark. In general, our holdings had met our fundamental expectations, but investors were considerably more excited by the smaller, more speculative stocks that drove the Russell 2000's returns. In the first half of 2004, however, investors began migrating out of last year's big winners and into the more established, higher quality companies that we favor. This has translated into much better returns versus our benchmark.

In the first half of 2004, our industrials sector investments had the most favorable impact on returns. We were overweighted in industrials and our holdings gained nearly twice as much as the benchmark sector component returns. Five industrial companies appeared on our top-ten performance list. Landstar Systems is a trucking firm that doesn't own any trucks. Landstar simply books shipping business from its corporate clients and for a fee distributes the business to independent truckers. Landstar's low overhead business model has translated into high profit margins and good earnings growth. Kroll is a business security firm that provides a variety of services including background checks on prospective employees, forensic accounting, and litigation support. We thought Kroll was a unique company and insurance giant Marsh & McLennan, which recently acquired Kroll at a nice premium to our cost, must have thought so as well. IDEX Corp. is a well-established company in the pump and valve business that continues to build on a good earnings track record. MSC Industrial Direct is still a small-cap company, but has become the largest distributor of maintenance and repair products to the factory floor. The company's catalog is enormous and their next-day delivery system keeps attracting new customers. G&K Services is a uniform rental company that has been a direct beneficiary of new jobs created this year.

Technology holdings made the second largest contribution to returns. Our tech sector winners included ScanSource, a wholesale distributor of bar code printers and telephony products, and Plantronics, an innovator in wireless headsets. ScanSource continues to benefit from its close business relationship with Zebra Technologies, a leading manufacturer of state-of-the-art bar code printers. Plantronics' wireless headset business is being boosted by strong demand in offices and on the road, where government entities in the U.S. and Europe are passing safety legislation requiring hands-free cellular telecommunications in the car.

Healthcare was our poorest performing sector. We were equal weighted in healthcare versus the benchmark, but collectively our healthcare holdings declined by 5.1% versus a 9.6% gain for the Russell 2000's healthcare component. Dental supply company Young Innovations was our worst performing stock. There is nothing wrong with the dental supply business. In fact, favorable demographics--aging Americans spending more money on dental care--should continue to promote well above average growth. Young Innovations stock declined sharply when the company announced it would not offer dealer incentives at the end of the second quarter, causing its customers to defer purchases. It also announced it would be consolidating its manufacturing operations. Although over the long term, this will help the company cut costs and improve profit margins, over the short term it will result in some additional charges and expenses, which could negatively impact this year's earnings. Short-term earnings dislocations don't trouble us and we continue to believe Young Innovations will be a productive long-term investment. KV Pharmaceuticals also disappointed. Its fiscal fourth quarter earnings met consensus expectations, but sales were lower than anticipated. Although we think this is a short-term blip rather than a serious problem, skittish investors bailed out.

It appears the economy is on a moderate upward trajectory that should foster decent sales growth. Recent years' cost cutting and productivity gains have improved profit margins for most companies. So, rising sales should translate into good earnings growth. This is generally a favorable backdrop for stocks. Although there are pockets in the small-cap market where future earnings are not likely to justify current valuations, we are still finding what we believe are lots of great small growth companies that are under-followed by Wall Street and under-owned by institutions, and therefore priced attractively relative to above-average growth prospects. We can never be sure whether these stocks will reward us over the next quarter or two. However, we are generally confident that they will contribute to long-term returns.

Sincerely,

                             /s/ Michael F. Fasciano

                               MICHAEL F. FASCIANO
                                PORTFOLIO MANAGER

1. 22.74% and 14.65% were the average annual total returns for the 1-year and since inception (07/12/02) periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The Russell 2000[RegTM] Index is an unmanaged index consisting of securities of the 2,000 issuers having the smallest capitalization in the Russell 3000[RegTM] Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. The smallest company's market capitalization is roughly $117 million. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Fasciano Portfolio
------------------------------------------


Number of Shares                         Market Value+

Common Stocks (88.8%)

Auto/Truck Replacement Parts (1.3%)
   3,060      American Axle &
                Manufacturing Holdings      $111,262

Banking & Financial (1.7%)
  3,510       Boston Private Financial
                Holdings                      81,291
  1,380       Wintrust Financial              69,704
                                            --------
                                             150,995

Basic Materials (0.2%)
    900       AMCOL International             17,055

Biotechnology (1.1%)
  2,290       Techne Corp.                    99,501*

Business Services (4.6%)
  1,810       Clark, Inc.                     33,575*
  5,580       G & K Services                 224,260
    400       Ritchie Bros. Auctioneers       11,644
  2,480       Rollins, Inc.                   57,065
  2,920       Watson Wyatt & Co.              77,818
                                            --------
                                             404,362
Commercial Services (5.4%)
  3,730       Modine Manufacturing           118,801
  2,900       National Processing             83,375*
  8,410       OM Group                       277,614*
                                            --------
                                             479,790
Consumer Products & Services (9.9%)
  4,680       Blyth, Inc.                    161,413
  5,260       Central Parking                 98,309
  4,720       Plantronics, Inc.              198,712*
  4,600       Snap-on                        154,330
  6,560       Spartech Corp.                 170,166
  2,847       Tootsie Roll Industries         92,528
                                            --------
                                             875,458
Distributor (5.2%)
  5,560       D & K Healthcare
                Resources                     66,720
  5,680       MSC Industrial Direct          186,531
  3,530       ScanSource, Inc.               209,753*
                                            --------
                                             463,004
Electrical & Electronics (0.1%)
    200        Daktronics, Inc.                 4,990*
    700        LoJack Corp.                     6,153*
                                             --------
                                               11,143
Entertainment (1.7%)
  3,090       International Speedway         150,298
Filters (0.7%)
  1,370       CLARCOR Inc.                    62,746
Financial Services (5.6%)
    840       FactSet Research Systems        39,707
  2,130       Financial Federal               75,104*
  1,620       Greater Bay Bancorp             46,818

Number of Shares                         Market Value+

  5,200       HCC Insurance Holdings        $173,732
  2,580       ITLA Capital                   104,670*
  2,990       W.P. Stewart & Co.              61,265
                                            --------
                                             501,296
Health Care (3.2%)
  3,850       Apria Healthcare Group         110,495*
  2,060       Charles River Laboratories
                International                100,672*
  1,400       CUNO Inc.                       74,690*
                                            --------
                                             285,857
Health Products & Services (8.6%)
 10,120       Hooper Holmes                   58,089
  1,590       ICU Medical                     53,313*#
  7,010       K-V Pharmaceutical             161,861*
  2,590       Landauer, Inc.                 115,669
  4,990       Priority Healthcare            114,520*
  5,280       STERIS Corp.                   119,117*
  5,630       Young Innovations              143,002
                                            --------
                                             765,571
Heavy Industry (0.9%)
  2,830       Chicago Bridge & Iron           78,816

Insurance (4.8%)
 11,400       Assured Guaranty               193,230*
  3,350       Direct General                 108,071
  1,630       Hilb, Rogal and Hamilton        58,158
  1,910       RLI Corp.                       69,715
                                            --------
                                             429,174
Internet (0.5%)
  1,470       j2 Global Communications        40,866*

Machinery & Equipment (4.8%)
  5,040       IDEX Corp.                     173,124
  2,950       Lindsay Manufacturing           70,859
  3,340       Regal-Beloit                    74,348
  4,870       Robbins & Myers                109,332
                                            --------
                                             427,663
Oil & Gas (3.6%)
  1,665       CARBO Ceramics                 113,637
  2,480       FMC Technologies                71,424*
  3,460       Offshore Logistics              97,295*
  1,340       Universal Compression
                Holdings                      41,111*
                                            --------
                                             323,467
Publishing & Broadcasting (10.4%)
    100       Courier Corp.                    4,174
  6,500       Emmis Communications           136,370*
  8,510       Journal Communications         160,243
  6,630       Journal Register               132,600*
  2,610       Lee Enterprises                125,306
    880       McClatchy Co.                   61,732
  2,500       Meredith Corp.                 137,400
  3,340       Pulitzer Inc.                  163,326
                                            --------
                                             921,151


See Notes to Schedule of Investments   5

Schedule of Investments Fasciano Portfolio cont'd
-------------------------------------------------


Number of Shares                         Market Value+

Real Estate (1.2%)
     1,020    Beazer Homes USA             $  102,316

Restaurants (2.9%)
     4,240    Ruby Tuesday                    116,388
     7,880    Steak n Shake                   143,574*
                                           ----------
                                              259,962
Retail (1.9%)
     1,600    Christopher & Banks              28,336
     2,390    Regis Corp.                     106,570
     1,200    Sharper Image                    37,668*
                                           ----------
                                              172,574
Semiconductors (0.5%)
     1,440    Cabot Microelectronics           44,078*

Technology (0.9%)
     5,860    Methode Electronics              76,004

Transportation (4.1%)
     3,080    Heartland Express                84,269
     5,370    Landstar System                 283,912*
                                           ----------
                                              368,181
Waste Management (3.0%)
     3,570    Stericycle, Inc.                184,712*
     2,745    Waste Connections                81,417*
                                           -----------
                                              266,129
Total Common Stocks
(Cost $6,741,600)                           7,888,719
                                           -----------
Principal Amount
Short-Term Investments (19.4%)
$   38,500    N&B Securities Lending
                Quality Fund, LLC              38,500++
 1,685,934    Neuberger Berman
                Institutional Cash
                Fund Trust Class            1,685,934@
                                           ----------
Total Short-Term Investments
(Cost $1,724,434)                           1,724,434#
                                           ----------
Total Investments (108.2%)
(Cost $8,466,034)                           9,613,153##

Liabilities, less cash, receivables
and other assets [(8.2%)]                    (725,386)
                                           ----------
Total Net Assets (100.0%)                  $8,887,767
                                           ----------


See Notes to Schedule of Investments   6

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Schedule of Investments Fasciano Portfolio
---------------------------------------------------

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#   At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $8,466,034. Gross unrealized appreciation of investments was $1,221,459 and gross unrealized depreciation of investments was $74,340, resulting in net unrealized appreciation of $1,147,119, based on cost for U.S. Federal income tax purposes.

*   Non-income producing security.

# All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

++  Affiliated issuer (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      7

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------



                                                                                         Fasciano
Neuberger Berman Advisers Management Trust                                              Portfolio

Assets
  Investments in securities, at market value+* (Note A)-see Schedule of Investments:
================================================================================================
  Unaffiliated issuers                                                                $7,888,719
------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                   1,724,434
------------------------------------------------------------------------------------------------
                                                                                       9,613,153
------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                        4,895
================================================================================================
  Receivable for Fund shares sold                                                         45,419
------------------------------------------------------------------------------------------------
  Receivable from administrator-net (Note B)                                               3,454
------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                          124
================================================================================================
Total Assets                                                                           9,667,045
================================================================================================
Liabilities
  Payable for collateral on securities loaned (Note A)                                    38,500
================================================================================================
  Payable for securities purchased                                                       719,334
------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                           111
------------------------------------------------------------------------------------------------
  Payable to investment manager-net (Note B)                                               5,384
================================================================================================
  Accrued expenses and other payables                                                     15,949
------------------------------------------------------------------------------------------------
Total Liabilities                                                                        779,278
------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $8,887,767
------------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                     $7,659,720
================================================================================================
  Undistributed net investment income (loss)                                             (24,241)
------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                 105,169
------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                   1,147,119
------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $8,887,767
------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                        679,071
================================================================================================
Net Asset Value, offering and redemption price per share                              $    13.09
------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
  Unaffiliated issuers                                                                $   36,883
------------------------------------------------------------------------------------------------
*Cost of investments:
  Unaffiliated issuers                                                                $6,741,600
  ----------------------------------------------------------------------------------------------
  Affiliated issuers                                                                   1,724,434
  ----------------------------------------------------------------------------------------------
Total cost of investments                                                             $8,466,034
------------------------------------------------------------------------------------------------



See Notes to Financial Statements      8

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations
-----------------------



                                                                                             Fasciano
Neuberger Berman Advisers Management Trust                                                  Portfolio

Investment Income
Income:
Dividend income-unaffiliated issuers                                                         $ 22,152
=====================================================================================================
Income from investments in affiliated issuers (Note A)                                          3,462
-----------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                   (31)
-----------------------------------------------------------------------------------------------------
Total income                                                                                   25,583
-----------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                        30,105
=====================================================================================================
Administration fee (Note B)                                                                    10,625
-----------------------------------------------------------------------------------------------------
Distribution fees (Note B)                                                                      8,854
=====================================================================================================
Audit fees                                                                                     12,975
-----------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                        12,639
=====================================================================================================
Insurance expense                                                                                  44
-----------------------------------------------------------------------------------------------------
Legal fees                                                                                        394
=====================================================================================================
Shareholder reports                                                                             4,532
-----------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                    13,453
=====================================================================================================
Miscellaneous                                                                                     999
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                 94,620
Expenses reimbursed by administrator (Note B)                                                 (43,996)
-----------------------------------------------------------------------------------------------------
Investment management fee waived (Note A)                                                        (437)
-----------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)  (363)
-----------------------------------------------------------------------------------------------------
Total net expenses                                                                             49,824
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  (24,241)
-----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                         110,263
=====================================================================================================
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                              311,355
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                421,618
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $397,377
-----------------------------------------------------------------------------------------------------



See Notes to Financial Statements      9

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------



                                                                              Fasciano Portfolio
                                                                        ---------------------------
                                                                        Six Months
                                                                             Ended             Year
                                                                           June 30,           Ended
                                                                              2004     December 31,
Neuberger Berman Advisers Management Trust                              (Unaudited)            2003

Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                           $   (24,241)     $   (20,088)
===================================================================================================
Net realized gain (loss) on investments                                    110,263           15,201
---------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments        311,355          836,449
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            397,377          831,562
---------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net realized gain on investments                                                 -           (2,283)
===================================================================================================
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                4,709,222        9,153,720
===================================================================================================
Proceeds from reinvestment of dividends and distributions                        -            2,283
---------------------------------------------------------------------------------------------------
Payments for shares redeemed                                            (2,410,604)      (4,265,714)
---------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                     2,298,618        4,890,289
---------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                    2,695,995        5,719,568
Net Assets:
Beginning of period                                                      6,191,772          472,204
---------------------------------------------------------------------------------------------------
End of period                                                          $ 8,887,767      $ 6,191,772
---------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period            $   (24,241)     $         -
---------------------------------------------------------------------------------------------------



See Notes to Financial Statements      10

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Financial Statements Fasciano Portfolio
------------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Fasciano Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class S shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss

Notes to Financial Statements Fasciano Portfolio cont'd
-------------------------------------------------------

     carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The tax character of distributions paid during the periods ended December 31, 2003 and 2002 was as follows:

     Distributions Paid From:

                                                      Long-Term
                             Ordinary Income     Capital Gain           Total
                             2003    2002     2003    2002       2003     2002

                           $2,283   $ --     $ --     $ --     $2,283     $ --

     As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                       Undistributed  Undistributed   Unrealized
                          Ordinary      Long-Term    Appreciation
                           Income         Gain      (Depreciation)      Total

                           $4,148        $31,915       $794,607        $830,670

     The difference between book basis and tax basis is attributable primarily to net operating losses and the tax deferral of losses on wash sales.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

9 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger received a portion of the revenue under the Agreement as a lending agency fee.

     The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

     At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

     Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

     10 Transactions with other funds managed by Neuberger Berman Management
     Inc.: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004 such waived fees amounted to $437. For the six months ended June 30, 2004, income earned on this investment amounted to $3,462 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next

Notes to Financial Statements Fasciano Portfolio cont'd
-------------------------------------------------------

     $500 million, 0.775% of the next $500 million, 0.75% of the next $500 million, and 0.725% of average daily net assets in excess of $2.5 billion.

     The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The Trustees of the Trust have adopted a distribution plan (the "Plan") with respect to the Fund, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the Fund, Management's activities and expenses related to the sale and distribution of the Fund's shares, and ongoing services provided to investors in the Fund, Management receives from the Fund a fee at the annual rate of 0.25% of its average daily net assets. Management receives this amount to provide distribution and shareholder servicing for the Fund and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

     Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.40% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, such excess expenses amounted to $43,996. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has a contingent liability to Management under this agreement of $180,600.

     On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

     On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $361.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $2.

     Note C--Securities Transactions:

     During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $2,222,879 and $382,641, respectively.

     During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $3,288, of which Neuberger received $0, Lehman received $662, and other brokers received $2,626.

     Note D--Fund Share Transactions:

     Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:

                                                    For the             For the
                                           Six Months Ended          Year Ended
                                                   June 30,        December 31,
                                                       2004                2003

     Shares Sold                                    370,420             830,800
     Shares Issued on Reinvestment of
     Dividends and Distributions                          -                 198
     Shares Redeemed                               (190,872)           (379,061)
                                                   --------            --------
     Total                                          179,548             451,937
                                                   --------            --------

     Note E--Line of Credit:

     At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

     Note F--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Fasciano Portfolio
---------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                                                               Period from
                                                      Six Months Ended       Year Ended     July 12, 2002^
                                                              June 30,     December 31,    to December 31,
                                                      ----------------     ------------    ---------------
                                                                  2004             2003               2002
                                                            (Unaudited)

Net Asset Value, Beginning of Period                            $12.40           $ 9.92             $10.00
                                                                ------           ------             ------
Income From Investment Operations:
Net Investment Income (Loss)                                      (.04)            (.08)              (.01)
Net Gains or Losses on Securities
 (both realized and unrealized)                                    .73             2.57               (.07)
                                                                ------           ------             ------
Total From Investment Operations                                   .69             2.49               (.08)
                                                                ------           ------             ------
Less Distributions From:
Net Capital Gains                                                    -             (.01)                 -
                                                                ------           ------             ------
Net Asset Value, End of Period                                  $13.09           $12.40             $ 9.92
                                                                ------           ------             ------
Total Return++                                                   +5.56%**        +25.06%             -0.80%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                         $  8.9           $  6.2             $  0.5
Ratio of Gross Expenses to Average Net Assets#                    1.42%*           1.42%              1.40%*
Ratio of Net Expenses to Average Net Assets[sec]                  1.41%*           1.40%              1.40%*
Ratio of Net Investment Income (Loss) to Average Net Assets       (.68)%*          (.69)%             (.31)%*
Portfolio Turnover Rate                                              6%              70%                20%



See Notes to Financial Highlights      16

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Financial Highlights Fasciano Portfolio
------------------------------------------------

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

[sec] After reimbursement of expenses by the investment manager. Had the investment manager not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                                                     Period from
                                                                July 12, 2002 to
                                                               December 31, 2002

                                                                          38.27%

      After waiver of a portion of the investment management fee and reimbursement of expenses by the investment manager. Had the investment manager not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                          Six Months Ended           Year Ended
                                                  June 30,         December 31,
                                                      2004                 2003

                                                      2.66%                4.58%

^     The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*     Annualized.

**    Not annualized.

Trustees and Officers (Unaudited)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees



----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                        Fund Complex        Other Directorships
  Independent Trustees      Length of Time                                        Overseen by        Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee          Complex by Trustee
----------------------------------------------------------------------------------------------------------------------------------

  John Cannon (74)           Trustee since    Consultant. Formerly, Chairman           38       Independent Trustee or Director of
                             2000             and Chief Investment Officer,                     three series of Oppenheimer Funds:
                                              CDC Investment Advisors                           Limited Term New York Municipal
                                              (registered investment adviser)                   Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                        and Oppenheimer Convertible
                                              thereto, President and Chief                      Securities Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an affiliate
                                              of the American Medical
                                              Association.
----------------------------------------------------------------------------------------------------------------------------------
  Faith Colish (68)          Trustee since    Counsel, Carter Ledyard &                38       Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                      Association (ABRA) since 1997
                                              October 2002; Formerly,                           (not-for-profit membership
                                              Attorney-at-Law and President,                    association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
----------------------------------------------------------------------------------------------------------------------------------
  Walter G. Ehlers (71)      Trustee since    Consultant; Retired President            38       None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
----------------------------------------------------------------------------------------------------------------------------------
  C. Anne Harvey (66)        Trustee since    Consultant, C. A. Harvey                 38       President, Board of Associates to
                             1998             Associates, since June 2001;                      The National Rehabilitation
                                              Formerly, Director, AARP, 1978                    Hospital's Board of Directors since
                                              to December 2001.                                 2002; Formerly, Member, Individual
                                                                                                Investors Advisory Committee to the
                                                                                                New York Stock Exchange Board of
                                                                                                Directors, 1998 to June 2002;
                                                                                                Member, American Savings
                                                                                                Education Council's Policy Board
                                                                                                (ASEC),1998-2000; Member,
                                                                                                Executive Committee, Crime
                                                                                                Prevention Coalition of America,
                                                                                                1997-2000.
----------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                        Fund Complex        Other Directorships
  Independent Trustees      Length of Time                                        Overseen by        Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee          Complex by Trustee
----------------------------------------------------------------------------------------------------------------------------------

  Barry Hirsch (71)          Trustee since    Attorney-at-Law. Formerly,               38       None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
----------------------------------------------------------------------------------------------------------------------------------
  Robert A. Kavesh (76)      Trustee since    Marcus Nadler Professor of               38       Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                             (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                    since 1978; The Caring Community
                                              Stern School of Business.                         (not-for-profit).
----------------------------------------------------------------------------------------------------------------------------------
  Howard A. Mileaf (67)      Trustee since    Retired. Formerly, Vice                  38       Director, WHX Corporation
                             1999             President and Special Counsel,                    (holding company) since August
                                              WHX Corporation (holding                          2002; Director, WebFinancial
                                              company), 1993-2001.                              Corporation (holding company)
                                                                                                since December 2002; Director, State
                                                                                                Theatre of New Jersey (not-for-
                                                                                                profit theater) since 2000; formerly
                                                                                                Director, Kevlin Corporation
                                                                                                (manufacturer of microwave and
                                                                                                other products).
----------------------------------------------------------------------------------------------------------------------------------
  William E. Rulon (71)      Trustee since    Retired. Senior Vice President,          38       Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                     Learning Academy (teach golf and
                                              franchiser of restaurants) until                  computer usage to "at risk"
                                              January 1997.                                     children) since 1998; Formerly,
                                                                                                Director, Prandium, Inc.
                                                                                                (restaurants) from March 2001 until
                                                                                                July 2002.
----------------------------------------------------------------------------------------------------------------------------------
  Cornelius T. Ryan (72)     Trustee since    Founding General Partner,                38       Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                        Trust (money market fund),
                                              Bioscience Partners (venture                      Narragansett Insured Tax-Free
                                              capital partnerships) and                         Income Fund, Rocky Mountain
                                              President, Oxford Venture                         Equity Fund, Prime Cash Fund,
                                              Corporation.                                      several private companies and
                                                                                                QuadraMed Corporation
                                                                                                (NASDAQ).
----------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd
----------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                        Fund Complex        Other Directorships
  Independent Trustees      Length of Time                                        Overseen by        Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee          Complex by Trustee
----------------------------------------------------------------------------------------------------------------------------------

  Tom Decker Seip (54)       Trustee since    General Partner, Seip                    38       Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                         services company) since May 2001;
                                              investment partnership);                          Director, Forward Management, Inc.
                                              formerly, President and CEO,                      (asset management) since 2001;
                                              Westaff, Inc. (temporary                          Formerly, Director, General Magic
                                              staffing), May 2001 to January                    (voice recognition software),
                                              2002; Senior Executive at the                     November 2001 until 2002; Director,
                                              Charles Schwab Corporation                        E-Finance Corporation (credit
                                              from 1983 to 1999, including                      decisioning services), 1999-2003;
                                              Chief Executive Officer,                          Director, Save-Daily.com (micro
                                              Charles Schwab Investment                         investing services), 1999-2003;
                                              Management, Inc. and Trustee,                     Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                        (pre-public internet commerce
                                              Schwab Investments from 1997                      company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994
                                              to 1997.
----------------------------------------------------------------------------------------------------------------------------------
  Candace L. Straight (56)   Trustee since    Private investor and consultant          38       Director, The Proformance Insurance
                             1999             specializing in the insurance                     Company (personal lines property
                                              industry; Formerly, Advisory                      and casualty insurance company)
                                              Director, Securitas Capital LLC                   since March 2004; Director,
                                              (a global private equity                          Providence Washington (property
                                              investment firm dedicated to                      and casualty insurance company),
                                              making investments in the                         since December 1998; Director,
                                              insurance sector), 1998 until                     Summit Global Partners (insurance
                                              December 2002.                                    brokerage firm) since October 2000.
----------------------------------------------------------------------------------------------------------------------------------
  Peter P. Trapp (59)        Trustee since    Regional Manager for Atlanta             38       None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.
----------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
    Trustees who are         Position and                                        Fund Complex        Other Directorships
  "Interested Persons"      Length of Time                                        Overseen by        Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee          Complex by Trustee
----------------------------------------------------------------------------------------------------------------------------------

  Edward I. OBrien* (75)     Trustee since    Formerly, Member, Investment             38       Director, Legg Mason, Inc.(financial
                             2000             Policy Committee, Edward                          services holding company) since
                                              Jones, 1993-2001; President,                      1993; formerly, Director, Boston
                                              Securities Industry Association                   Financial Group (real estate and tax
                                              ("SIA") (securities industry's                    shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
----------------------------------------------------------------------------------------------------------------------------------
  Jack L. Rivkin* (63)       President and    Executive Vice President and             38       Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                         Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                             since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                      (public company) since 1997;
                                              and 2003, respectively;                           Director, Solbright, Inc. (private
                                              Executive Vice President and                      company) since 1998; Director,
                                              Chief Investment Officer,                         Infogate, Inc. (private company)
                                              Neuberger Berman since 2002                       since 1997.
                                              and 2003, respectively; Director
                                              and Chairman, NB
                                              Management since December
                                              2002; Formerly, Executive Vice
                                              President, Citigroup
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice President,
                                              Citigroup Inc. from September
                                              1995 to February 2002.
----------------------------------------------------------------------------------------------------------------------------------
  Peter E. Sundman* (45)     Chairman of      Executive Vice President,                38       Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                             (holding company) from 1999
                             Chief            (holding company) since 1999;                     through March 2003; President and
                             Executive        Head of Neuberger Berman                          Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                           1999; Director and Vice President,
                             Trustee since    Institutional Business since                      Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                   since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.
----------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd
----------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
    (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Information about the Officers of the Trust



                                    Position and
 Name, Age, and Address (1)    Length of Time Served (2)                   Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------

 Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB
                                                              Management since 2000; Vice President, Neuberger
                                                              Berman since 2002 and employee since 1999; Vice
                                                              President, NB Management from 1986 to 1999; Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (four since 2002, three since 2003, and one since 2004).

 Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                              President, Neuberger Berman from 1999 until 2003; Senior
                                                              Vice President, NB Management since 2000; Controller,
                                                              NB Management until 1996; Treasurer, NB Management
                                                              from 1996 until 1999; Vice President, eleven registered
                                                              investment companies for which NB Management acts as
                                                              investment manager and administrator (three since 2000,
                                                              four since 2002, three since 2003, and one since 2004).

 Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                              Vice President, NB Management since 2000; Vice
                                                              President, NB Management from 1997 until 1999; Vice
                                                              President, eleven registered investment companies for which
                                                              NB Management acts as investment manager and
                                                              administrator (three since 2000, four since 2002, three since
                                                              2003, and one since 2004).

 Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1991 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (seven since 2002, three since 2003 and one since 2004).

 Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1993 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (Ten since 2003 and one since 2004).



                                     Position and
 Name, Age, and Address (1)     Length of Time Served (2)                     Principal Occupation(s) (3)
-----------------------------------------------------------------------------------------------------------------------------

 John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                  NB Management since 1993; Assistant Treasurer, eleven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and administrator
                                                                  (seven since 2002, three since 2003, and one since 2004).

 Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           eleven registered investment companies for which NB
                                                                  Management acts as investment manager and administrator
                                                                  (seven since 2002, three since 2003, and one since 2004);
                                                                  Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and
                                                                  administrator from 1996 until 2002.

 Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President; Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, eleven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000, four since 2002, three since
                                                                  2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com [http://www.nb.com].

Semi-Annual Report
June 30, 2004

D0313 08/04

[Logo]

Neuberger Berman
Advisers
Management
Trust

Focus
Portfolio

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Focus Portfolio Managers' Commentary

AMT Focus declined roughly three percent over the first six months of 2004, underperforming its benchmarks, the Russell 1000 Value Index and the Standard & Poor's 500 Index.(2)

Portfolio performance this year has been volatile, which is not surprising given our concentration. Our underperformance year-to-date, while obviously undesirable, is also not surprising considering our significant outperformance in 2003, a year in which we returned roughly three times more than our benchmarks.

Positive portfolio performance continued into the start of the new year, and we comfortably outperformed the Russell Index through the first three months of 2004. Our financial stocks drove positive absolute and relative returns; our selection of stocks outperformed Russell sector components. Our consumer credit companies, such as Capital One Financial, and investment banking and brokerage stocks, including J.P. Morgan Chase and Citigroup, performed well thanks to generally sound market conditions, strengthening capital markets activity, improving credit-quality trends and strong earnings reports. Our one industrial holding, MemberWorks, also contributed to strong portfolio performance.

Such substantial outperformance is generally unsustainable, however, and at the start of the second quarter, our portfolio began to retreat as a better-than-expected employment report ignited concern that the Federal Reserve would soon raise interest rates, and perhaps, aggressively. While corporations saw this as a positive sign of an improving economy, investors began to fear that rising rates would halt the earnings growth of many financial companies. Rising rates also sparked fears of a slowdown in technology, as did concerns about high inventory levels, China's future, and the then-approaching seasonal slowdown in tech. With the majority of our portfolio invested in financials and information technology, AMT Focus' performance was adversely affected. This occurred despite the fact that almost all of our companies reported better-than-expected earnings results.

While our financial companies lost some of the ground they had gained in the first quarter, they did end the full six-month period with gains. Our industrial and consumer discretionary holdings, though they detracted in the second quarter, also contributed positively to absolute and relative year-to-date returns; our selection of stocks outperformed their index sector counterparts over the period. Our information technology holdings, on the other hand, detracted from total return and were the major cause of portfolio underperformance.

While we are certainly not pleased with the way in which the market has treated some of our companies, we are long-term investors and remain confident in the long-term outlook for our portfolio. We realize, of course, that many investors may have a much shorter investment time horizon.

The fact that many investors are worried over whether companies such as Citigroup and J.P. Morgan Chase will be able to cope with rising interest rates has hurt our short-term performance. But we are not worried about whether these companies' managements are capable of prospering in a period of rising rates; we believe they are. We therefore currently remain committed to our investments in the group.

We've never been ones to follow the herd. We will continue to do what we've said we will do, which is to build a portfolio that trades at a discount to the market and, at the same time, has what we believe to be superior earnings growth characteristics. The way to do this is to buy companies when they are out of favor with the market majority: those "under a rock or under a cloud." We are confident that our strategy will succeed over the long-term--that eventually the clouds will lift and the sun will come out.

Sincerely,

                                 /s/ Kent Simons

                              /s/ Robert B. Corman

                        KENT SIMONS AND ROBERT B. CORMAN
                              PORTFOLIO CO-MANAGERS

1. 33.88% and 45.28% were the average annual total returns for the 1-year and since inception (08/08/02) periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000[RegTM] Index measures the performance of the 1,000 largest companies in the Russell 3000[RegTM]Index (which measures performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Focus Portfolio


Number of Shares                      Market Value+

Common Stocks (95.7%)
Autos & Housing (3.2%)
  500      Autoliv, Inc.                $   21,100
1,200      Rush Enterprises                 15,600*
                                        ----------
                                            36,700
Consumer Goods & Services (8.0%)
1,300      Fresh Del Monte Produce          32,851
2,000      MemberWorks Inc.                 59,240*
                                        ----------
                                            92,091
Financial Services (40.7%)
  966      Bank of America                  81,743
2,000      Capital One Financial           136,760
  900      Citigroup Inc.                   41,850
  900      Fannie Mae                       64,224
1,200      J.P. Morgan Chase                46,524
1,000      Merrill Lynch                    53,980
3,000      Providian Financial              44,010*
                                        ----------
                                           469,091
Media & Entertainment (0.9%)
1,500      UnitedGlobalCom                  10,890*
Retail (10.9%)
1,100      Furniture Brands
           International                    27,555
2,000      Select Comfort                   56,800*
1,700      TJX Cos.                         41,038
                                        ----------
                                           125,393
Technology (32.0%)
1,300      Advanced Micro Devices           20,670*
1,200      Amdocs Ltd.                      28,116*
4,500      Amkor Technology                 36,810*
1,000      Computer Associates              28,060
1,200      Flextronics International        19,140*
3,500      International Rectifier         144,970*
  600      Nokia Corp. ADR                   8,724
1,100      Novell, Inc.                      9,229*
1,700      NVIDIA Corp.                     34,850*
5,000      NYFIX, Inc.                      24,450*
  700      VeriSign, Inc.                   13,930*
                                        ----------
                                           368,949
Total Common Stocks
(Cost $871,947)                          1,103,114
                                        ----------


Principal Amount                      Market Value+

U.S. Treasury Securities (5.2%)
$60,000    U.S. Treasury Bills, 0.94%,
           due 7/1/04
           (Cost $60,000)               $   60,000#
                                        ----------
Short-Term Investments (0.4%)
  4,917    Neuberger Berman
           Institutional Cash Fund
           Trust Class
           (Cost $4,917)                     4,917@#
                                        ----------
Total Investments (101.3%)
(Cost $936,864)                          1,168,031##
Liabilities, less cash, receivables and
other assets [(1.3%)]                      (14,617)
                                        ----------
Total Net Assets (100.0%)               $1,153,414
                                        ----------


See Notes to Schedule of Investments   3

Notes to Schedule of Investments Focus Portfolio

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#  At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $936,864. Gross unrealized appreciation of investments was $255,426 and gross unrealized depreciation of investments was $24,259, resulting in net unrealized appreciation of $231,167, based on cost for U.S. Federal income tax purposes.

*  Non-income producing security.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      4

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities



                                                                                          Focus
Neuberger Berman Advisers Management Trust                                            Portfolio
Assets

  Investments in securities, at market value* (Note A)-see Schedule of Investments:
===============================================================================================
  Unaffiliated issuers                                                               $1,163,114
-----------------------------------------------------------------------------------------------
  Affiliated issuers                                                                      4,917
-----------------------------------------------------------------------------------------------
                                                                                      1,168,031
-----------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                          78
===============================================================================================
  Receivable from administrator-net (Note B)                                              4,985
-----------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                          24
-----------------------------------------------------------------------------------------------
Total Assets                                                                          1,173,118
-----------------------------------------------------------------------------------------------
Liabilities
  Payable for Fund shares redeemed                                                           51
===============================================================================================
  Payable to investment manager-net (Note B)                                                499
-----------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                    19,154
-----------------------------------------------------------------------------------------------
Total Liabilities                                                                        19,704
-----------------------------------------------------------------------------------------------
Net Assets at value                                                                  $1,153,414
-----------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                    $  766,905
===============================================================================================
  Undistributed net investment income (loss)                                             (2,313)
-----------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                157,655
===============================================================================================
  Net unrealized appreciation (depreciation) in value of investments                    231,167
-----------------------------------------------------------------------------------------------
Net Assets at value                                                                  $1,153,414
-----------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                        57,135
-----------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                             $    20.19
-----------------------------------------------------------------------------------------------
*Cost of investments:
  Unaffiliated issuers                                                               $  931,947
  =============================================================================================
  Affiliated issuers                                                                      4,917
  ---------------------------------------------------------------------------------------------
Total cost of investments                                                            $  936,864
-----------------------------------------------------------------------------------------------



See Notes to Financial Statements      5

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations



                                                                                                  Focus
Neuberger Berman Advisers Management Trust                                                    Portfolio
Investment Income

Income:
Dividend income-unaffiliated issuers                                                         $    5,677
=======================================================================================================
Dividend income-affiliated issuers                                                                   62
-------------------------------------------------------------------------------------------------------
Interest income (Note A)                                                                              7
=======================================================================================================
Income from investments in affiliated issuers (Note A)                                              226
-------------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                     (32)
-------------------------------------------------------------------------------------------------------
Total income                                                                                      5,940
-------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                           3,383
=======================================================================================================
Administration fee (Note B)                                                                       1,845
-------------------------------------------------------------------------------------------------------
Distribution fees (Note B)                                                                        1,538
=======================================================================================================
Audit fees                                                                                       12,975
-------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                           5,391
=======================================================================================================
Insurance expense                                                                                     9
-------------------------------------------------------------------------------------------------------
Legal fees                                                                                           81
=======================================================================================================
Shareholder reports                                                                               3,065
-------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                      13,453
=======================================================================================================
Miscellaneous                                                                                       971
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                   42,711
Expenses reimbursed by administrator (Note B)                                                   (34,394)
-------------------------------------------------------------------------------------------------------
Investment management fee waived (Note A)                                                           (29)
-------------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)     (35)
-------------------------------------------------------------------------------------------------------
Total net expenses                                                                                8,253
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                     (2,313)
-------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                            33,263
   ====================================================================================================
   Investment securities sold in affiliated issuers                                               6,948
   ----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                                (78,046)
   ----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                  (37,835)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $  (40,148)
-------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      6

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets



                                                                                 Focus Portfolio
                                                                        --------------------------------
                                                                           Six Months
                                                                                Ended            Year
                                                                             June 30,           Ended
                                                                                 2004    December 31,
Neuberger Berman Advisers Management Trust                                (Unaudited)            2003
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                            $    (2,313)      $    (3,575)
=====================================================================================================
Net realized gain (loss) on investments                                      40,211           123,733
-----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments         (78,046)          303,355
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (40,148)          423,513
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net realized gain on investments                                                  -            (7,067)
-----------------------------------------------------------------------------------------------------
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                    96,633           745,221
=====================================================================================================
Proceeds from reinvestment of dividends and distributions                         -             7,067
-----------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                (87,128)         (213,704)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                          9,505           538,584
-----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                       (30,643)          955,030
Net Assets:
Beginning of period                                                       1,184,057           229,027
-----------------------------------------------------------------------------------------------------
End of period                                                           $ 1,153,414       $ 1,184,057
-----------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period             $    (2,313)      $         -
-----------------------------------------------------------------------------------------------------



See Notes to Financial Statements      7

Notes to Financial Statements Focus Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Focus Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except the Fund) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class S shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2003, the Fund elected to defer $718 of net capital losses arising between November 1, 2003 and December 31, 2003.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

The tax character of distributions paid during the periods ended December 31, 2003 and 2002 was as follows:

Distributions Paid From:

                                Ordinary Income             Total
                                2003       2002        2003       2002

                              $7,067      $   -      $7,067      $   -

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

  Undistributed   Undistributed       Unrealized            Loss
       Ordinary       Long-Term     Appreciation   Carryforwards
         Income            Gain   (Depreciation)   and Deferrals         Total

      $113,929           $6,615         $306,831         $ (718)      $426,657

The difference between book basis and tax basis is attributable primarily to net operating losses, post October losses, and the tax deferral of losses on wash sales.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise by made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

Notes to Financial Statements Focus Portfolio cont'd

9 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger received a portion of the revenue under the Agreement as a lending agency fee.

The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

10 Transactions with other funds managed by Neuberger Berman Management Inc.:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $29. For the six months ended June 30, 2004, income earned on this investment amounted to $226 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:
Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The Trustees of the Trust have adopted a distribution plan (the "Plan") with respect to the Fund, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the Fund, Management's activities and expenses related to the sale and distribution of the Fund's shares, and ongoing services provided to investors in the Fund, Management receives from the Fund a fee at the annual rate of 0.25% of its average daily net assets. Management receives this amount to provide distribution and shareholder servicing for the Fund and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.25% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, such excess expenses amounted to $34,394. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has a contingent liability to Management under this agreement of $149,786.

On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $35.

Notes to Financial Statements Focus Portfolio cont'd

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $0.

Note C--Securities Transactions:

During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $197,762 and $150,495, respectively.

During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $650, of which Neuberger received $0, Lehman received $75, and other brokers received $575.

Note D--Fund Share Transactions:

Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:



                                                                    For the          For the
                                                           Six Months Ended       Year Ended
                                                                   June 30,     December 31,
                                                                       2004             2003

Shares Sold                                                           4,342           49,999
Shares Issued on Reinvestment of Dividends and Distributions              -              345
Shares Redeemed                                                      (4,106)         (14,274)
                                                                     ------          -------
Total                                                                   236           36,070
                                                                     ======          =======


Note E--Line of Credit:

At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

Note F--Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Financial Highlights Focus Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                                                                 Period from
                                                        Six Months Ended       Year Ended    August 8, 2002^
                                                                June 30,     December 31,   to December 31,
                                                        ----------------     ------------   ----------------
                                                                 2004             2003               2002
                                                              (Unaudited)

Net Asset Value, Beginning of Period                            $  20.81         $  11.00            $ 10.00
                                                                --------         --------            -------
Income From Investment Operations:
Net Investment Income (Loss)                                        (.04)            (.09)              (.03)
Net Gains or Losses on Securities
 (both realized and unrealized)                                    (0.58)           10.03               1.03
                                                                --------         --------            -------
Total From Investment Operations                                   (0.62)            9.94               1.00
                                                                --------         --------            -------
Less Distributions From:
Net Capital Gains                                                      -             (.13)                 -
                                                                --------         --------            -------
Net Asset Value, End of Period                                  $  20.19         $  20.81            $ 11.00
                                                                --------         --------            -------
Total Return++                                                     -2.98%**        +90.42%            +10.00%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                         $    1.2         $    1.2             $  0.2
Ratio of Gross Expenses to Average Net Assets#                      1.35%*           1.32%              1.25%*
Ratio of Net Expenses to Average Net Assets[sec]                    1.34%*           1.29%              1.25%*
Ratio of Net Investment Income (Loss) to Average Net Assets         (.38)%*          (.51)%             (.69)%*
Portfolio Turnover Rate                                               13%             101%                63%



See Notes to Financial Highlights      13

Notes to Financial Highlights Focus Portfolio

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

[sec] After reimbursement of expenses by the investment manager. Had the investment manager not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                                                     Period from
                                                               August 8, 2002 to
                                                               December 31, 2002

                                                                          63.28%

      After reimbursement of expenses by the investment manager and waiver of a portion of the investment management fee. Had the investment manager not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                              Six Months Ended        Year Ended
                                                      June 30,      December 31,
                                                          2004              2003

                                                         6.94%            12.48%

^     The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*     Annualized.

**    Not annualized.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees



------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                        Fund Complex          Other Directorships
  Independent Trustees      Length of Time                                        Overseen by          Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee            Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  John Cannon (74)           Trustee since    Consultant. Formerly, Chairman          38        Independent Trustee or Director of
                             2000             and Chief Investment Officer,                     three series of Oppenheimer Funds:
                                              CDC Investment Advisors                           Limited Term New York Municipal
                                              (registered investment adviser)                   Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                        and Oppenheimer Convertible
                                              thereto, President and Chief                      Securities Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an affiliate
                                              of the American Medical
                                              Association.
------------------------------------------------------------------------------------------------------------------------------------
  Faith Colish (68)          Trustee since    Counsel, Carter Ledyard &               38        Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                      Association (ABRA) since 1997
                                              October 2002; Formerly,                           (not-for-profit membership
                                              Attorney-at-Law and President,                    association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
  Walter G. Ehlers (71)      Trustee since    Consultant; Retired President           38        None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
  C. Anne Harvey (66)        Trustee since    Consultant, C. A. Harvey                38        President, Board of Associates to
                             1998             Associates, since June 2001;                      The National Rehabilitation
                                              Formerly, Director, AARP, 1978                    Hospital's Board of Directors since
                                              to December 2001.                                 2002; Formerly, Member, Individual
                                                                                                Investors Advisory Committee to the
                                                                                                New York Stock Exchange Board of
                                                                                                Directors, 1998 to June 2002;
                                                                                                Member, American Savings
                                                                                                Education Council's Policy Board
                                                                                                (ASEC),1998-2000; Member,
                                                                                                Executive Committee, Crime
                                                                                                Prevention Coalition of America,
                                                                                                1997-2000.
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd



------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                        Fund Complex          Other Directorships
  Independent Trustees      Length of Time                                        Overseen by          Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee            Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Barry Hirsch (71)          Trustee since    Attorney-at-Law. Formerly,              38       None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
------------------------------------------------------------------------------------------------------------------------------------
  Robert A. Kavesh (76)      Trustee since    Marcus Nadler Professor of              38       Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                            (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                   since 1978; The Caring Community
                                              Stern School of Business.                        ( not-for-profit).
------------------------------------------------------------------------------------------------------------------------------------
  Howard A. Mileaf (67)      Trustee since    Retired. Formerly, Vice                 38       Director, WHX Corporation
                             1999             President and Special Counsel,                   (holding company) since August
                                              WHX Corporation (holding                         2002; Director, WebFinancial
                                              company), 1993-2001.                             Corporation (holding company)
                                                                                               since December 2002; Director, State
                                                                                               Theatre of New Jersey (not-for-
                                                                                               profit theater) since 2000; formerly,
                                                                                               Director, Kevlin Corporation
                                                                                               (manufacturer of microwave and
                                                                                               other products).
------------------------------------------------------------------------------------------------------------------------------------
  William E. Rulon (71)      Trustee since    Retired. Senior Vice President,         38       Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                    Learning Academy (teach golf and
                                              franchiser of restaurants) until                 computer usage to "at risk" children)
                                              January 1997.                                    since 1998; Formerly, Director,
                                                                                               Prandium, Inc. (restaurants) from
                                                                                               March 2001 until July 2002.
------------------------------------------------------------------------------------------------------------------------------------
  Cornelius T. Ryan (72)     Trustee since    Founding General Partner,               38       Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                       Trust (money market fund),
                                              Bioscience Partners (venture                     Narragansett Insured Tax-Free
                                              capital partnerships) and                        Income Fund, Rocky Mountain
                                              President, Oxford Venture                        Equity Fund, Prime Cash Fund,
                                              Corporation.                                     several private companies and
                                                                                               QuadraMed Corporation
                                                                                               (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                        Fund Complex          Other Directorships
  Independent Trustees      Length of Time                                        Overseen by          Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee            Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Tom Decker Seip (54)       Trustee since    General Partner, Seip                   38        Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                         services company) since May 2001;
                                              investment partnership);                          Director, Forward Management, Inc.
                                              formerly, President and CEO,                      (asset management) since 2001;
                                              Westaff, Inc. (temporary                          Formerly, Director, General Magic
                                              staffing), May 2001 to January                    (voice recognition software),
                                              2002; Senior Executive at the                     November 2001 until 2002; Director,
                                              Charles Schwab Corporation                        E-Finance Corporation (credit
                                              from 1983 to 1999, including                      decisioning services), 1999-2003;
                                              Chief Executive Officer,                          Director, Save-Daily.com (micro
                                              Charles Schwab Investment                         investing services), 1999-2003;
                                              Management, Inc. and Trustee,                     Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                        (pre-public internet commerce
                                              Schwab Investments from 1997                      company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994
                                              to 1997.
------------------------------------------------------------------------------------------------------------------------------------
  Candace L. Straight (56)   Trustee since    Private investor and consultant         38        Director, The Proformance Insurance
                             1999             specializing in the insurance                     Company (personal lines property
                                              industry; Formerly, Advisory                      and casualty insurance company)
                                              Director, Securitas Capital LLC                   since March 2004; Director,
                                              (a global private equity                          Providence Washington (property
                                              investment firm dedicated to                      and casualty insurance company),
                                              making investments in the                         since December 1998; Director,
                                              insurance sector), 1998 until                     Summit Global Partners (insurance
                                              December 2002.                                    brokerage firm) since October 2000.
------------------------------------------------------------------------------------------------------------------------------------
  Peter P. Trapp (59)        Trustee since    Regional Manager for Atlanta            38        None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd



------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
Trustees who are             Position and                                        Fund Complex          Other Directorships
"Interested Persons"        Length of Time                                        Overseen by          Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)         Trustee            Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Edward I. OBrien* (75)     Trustee since    Formerly, Member, Investment            38        Director, Legg Mason, Inc.(financial
                             2000             Policy Committee, Edward                          services holding company) since
                                              Jones, 1993-2001; President,                      1993; formerly, Director, Boston
                                              Securities Industry Association                   Financial Group (real estate and tax
                                              ("SIA") (securities industry's                    shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
  Jack L. Rivkin* (63)       President and    Executive Vice President and            38        Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                         Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                             since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                      (public company) since 1997;
                                              and 2003, respectively;                           Director, Solbright, Inc. (private
                                              Executive Vice President and                      company) since 1998; Director,
                                              Chief Investment Officer,                         Infogate, Inc. (private company)
                                              Neuberger Berman since 2002                       since 1997.
                                              and 2003, respectively; Director
                                              and Chairman, NB
                                              Management since December
                                              2002; Formerly, Executive Vice
                                              President, Citigroup
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice President,
                                              Citigroup Inc. from September
                                              1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------------
  Peter E. Sundman* (45)     Chairman of      Executive Vice President,               38        Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                             (holding company) from 1999
                             Chief            (holding company) since 1999;                     through March 2003; President and
                             Executive        Head of Neuberger Berman                          Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                           1999; Director and Vice President,
                             Trustee since    Institutional Business since                      Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                   since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.
------------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
    (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust



                                    Position and
 Name, Age, and Address (1)   Length of Time Served (2)                  Principal Occupation(s) (3)
-------------------------------------------------------------------------------------------------------------------------

 Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB
                                                              Management since 2000; Vice President, Neuberger
                                                              Berman since 2002 and employee since 1999; Vice
                                                              President, NB Management from 1986 to 1999; Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (four since 2002, three since 2003, and one since 2004).

 Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                              President, Neuberger Berman from 1999 until 2003; Senior
                                                              Vice President, NB Management since 2000; Controller,
                                                              NB Management until 1996; Treasurer, NB Management
                                                              from 1996 until 1999; Vice President, eleven registered
                                                              investment companies for which NB Management acts as
                                                              investment manager and administrator (three since 2000,
                                                              four since 2002, three since 2003, and one since 2004).

 Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                              Vice President, NB Management since 2000; Vice
                                                              President, NB Management from 1997 until 1999; Vice
                                                              President, eleven registered investment companies for which
                                                              NB Management acts as investment manager and
                                                              administrator (three since 2000, four since 2002, three since
                                                              2003, and one since 2004).

 Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1991 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (seven since 2002, three since 2003 and one since 2004).

 Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1993 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (Ten since 2003 and one since 2004).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                      Position and
 Name, Age, and Address (1)     Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------

 John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                  NB Management since 1993; Assistant Treasurer, eleven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (seven since 2002, three since 2003, and one since 2004).

 Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           eleven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (seven since 2002, three since 2003, and one since 2004); Assistant Treasurer, three registered
                                                                  investment companies for which NB Management acts as
                                                                  investment manager and administrator from 1996 until
                                                                  2002.

 Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President; Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, eleven registered investment companies for
                                                                  which NB Management acts as investment manager and
                                                                  administrator (three since 2000, four since 2002, three
                                                                  since 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com [http://www.nb.com].

Semi-Annual Report
June 30, 2004

B0732 08/04

[LOGO]

Neuberger Berman
Advisers
Management
Trust

Growth
Portfolio(Reg)

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Growth Portfolio Managers' Commentary

The AMT Growth Portfolio ended the first half of 2004 with a gain of 7.49%, outperforming the Russell Midcap Growth Index return of 5.94%.2 This outperformance reflected the fact that the market began rewarding stocks with solid business fundamentals as opposed to unproven growth prospects, a trend that favored our investment process. Our stock selection boosted our performance across most sectors of the portfolio.

The largest contribution to relative performance came from stock selection in the information technology, consumer discretionary and financial sectors. Stocks that did well in IT included companies that develop and provide specialized technologies to businesses such as Zebra Technologies. Within consumer discretionary, our emphasis in entertainment and leisure and specialty retail companies were some of the primary reasons for this outperformance with Royal Caribbean Cruises and PETsMART both performing well. Within the financials sector, Capital One Financial, First Marblehead, and Investors Financial Services were all strong performers, as they represent less interest rate sensitive names within that sector.

In the aggregate, our sector allocation was slightly negative on a year-to-date basis, with our underweight position in both consumer staples and healthcare accounting for much of the underperformance.

After beginning the year with strong advances, the market began trading sideways during the second quarter. In the aggregate, for the first half of 2004, the markets have confounded consensus expectations by trading in very narrow ranges with only a 7% swing on the Standard & Poor's 500 Index. As we anticipated early in the year, the equity markets have experienced substantial rotation between cyclical (materials/technology) and defensive (healthcare/staples) industries/sectors as investors reacted to the shifting economic news.

Economic forecasting is exceptionally difficult this year as we formulate the top-down part of our strategy. In addition to the initiation of a tightening cycle by the Fed, we face the expiration of some tax cuts this year, a slowing Chinese economy, U.S. political uncertainty and volatile oil prices. Like a pig in a python, the lower dollar, faster than expected U.S. growth and the strong Asian demand for commodities last year are working their way through the system and causing rates of inflation to accelerate this year. We believe that many of these influences have dissipated, however, so the Fed may not need to react as strongly as investors fear.

As investors grapple with higher inflation and the expected continuing interest rate hikes by the Fed, worries are also growing that the economy is slowing. Recently, Wal-Mart, Target and General Motors lowered their top-line forecasts. Similar to our view on inflation, we are also relatively sanguine about economic growth. It is important to note that while overall growth is fine, the composition of economic activity is changing from a mortgage refinanced/lower tax consumer-led recovery to one being sustained by corporate investment, inventory building and steady job creation.

Even though we are not pessimistic in terms of the overall economy and inflation, we are not optimistic in terms of near-term stock performance. We expect equities to struggle as profit growth slows, interest rates increase, and the Presidential election remains tight. Over the past six years, the S&P 500 is essentially flat in price while earnings have increased by a third. The market's forward P/E has collapsed from 21 to 16 during this period. However, the stock market is still not cheap, since a P/E of 16 is the long-term average. We believe P/Es will continue to wilt in the heat of the summer months. Uncertainties about next year's economy will most likely increase as more difficult earnings comparisons will begin this quarter. If fears become more intense and investors overreact, we expect poor near-term equity performance to provide a platform for better equity performance in the latter part of this year.

We have reduced our position in the materials sector to an underweight relative to the benchmark on the basis of our concerns that global growth rates have peaked. Industrials and energy remain moderately overweighted, financials moderately underweighted, utilities underweighted, and other sectors relatively neutral weighted.

We seek to continue to position the portfolio with tilts toward lower volatility stocks in higher quality companies with lower earnings variability. As interest rates move higher and growth rates slow, we believe that companies with financial strength should be favored.

Sincerely,


                               /s/ Jon D. Brorson

                                 JON D. BRORSON
                             PORTFOLIO MANAGER AND
                               GROWTH EQUITY GROUP
                                   TEAM LEADER


                              /s/ Kenneth J. Turek

                                KENNETH J. TUREK
                               PORTFOLIO MANAGER


1. 23.48%, (2.68%) and 7.36% were the average annual total returns for the 1-, 5- and 10-year periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The Russell Midcap(Reg) Growth Index measures the performance of those Russell Midcap(Reg) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(Reg) Index, which represents approximately 27% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

Any ratios or other measurements using a factor of forecasted earnings of a company discussed herein are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. In addition, any revision to a forecast could affect the market price of a security. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of and does not guarantee these forecasted numbers.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Schedule of Investments Growth Portfolio


Number of Shares                                            Market Value+

Common Stocks (99.4%)
Aerospace (0.5%)
 33,000     Rockwell Collins                                 $ 1,099,560
Biotechnology (4.2%)
 70,500     Alkermes, Inc.                                       958,800*\P
 46,500     Celgene Corp.                                      2,662,590*
 37,800     Gilead Sciences                                    2,532,600*
 22,500     Martek Biosciences                                 1,263,825*\P
 76,500     Protein Design Labs                                1,463,445*\P
                                                             -----------
                                                               8,881,260
Building, Construction & Furnishing (0.5%)
 22,700     Centex Corp.                                       1,038,525
Business Services (7.6%)
113,500     Alliance Data Systems                              4,795,375*
 62,000     Corporate Executive Board                          3,582,980
 73,000     Education Management                               2,398,780*
 40,000     Getty Images                                       2,400,000*\P
 56,500     Stericycle, Inc.                                   2,923,310*
                                                             -----------
                                                              16,100,445
Communications Equipment (1.4%)
 39,000     F5 Networks                                        1,032,720*
 83,000     Juniper Networks                                   2,039,310*\P
                                                             -----------
                                                                3,072,030
Computer Related (1.8%)
 50,500     Apple Computer                                     1,643,270*
 21,500     Lexmark International Group                        2,075,395*
                                                             -----------
                                                               3,718,665
Electrical & Electronics (2.3%)
 81,000     Jabil Circuit                                      2,039,580*
 85,000     Molex Inc.                                         2,726,800
                                                             -----------
                                                               4,766,380
Energy (4.8%)
 37,500     Canadian Natural Resources                         1,121,250
 35,500     Murphy Oil                                         2,616,350
 39,500     Smith International                                2,202,520*
140,416     XTO Energy                                         4,182,993
                                                             -----------
                                                              10,123,113
Finance (2.0%)
 88,000     CapitalSource Inc.                                 2,151,600*\P
 51,000     First Marblehead                                   2,053,260*\P
                                                             -----------
                                                               4,204,860
Financial Services (4.8%)
 54,000     Franklin Resources                                 2,704,320
 86,500     Investors Financial Services                       3,769,670\P
 37,300     Moody's Corp.                                      2,411,818\P
 26,400     Piper Jaffray                                      1,194,072*
                                                             -----------
                                                              10,079,880

Number of Shares                                            Market Value+

Food & Beverage (0.5%)
 28,000     Constellation Brands                             $ 1,039,640*
Health Care (11.4%)
 28,500     Allergan, Inc.                                     2,551,320\P
 55,000     C. R. Bard                                         3,115,750
 76,500     Caremark Rx                                        2,519,910*
 31,600     Henry Schein                                       1,995,224*
 32,000     Invitrogen Corp.                                   2,303,680*\P
 45,900     Teva Pharmaceutical
              Industries ADR                                   3,088,611\P
 60,500     Varian Medical Systems                             4,800,675*
 41,500     Zimmer Holdings                                    3,660,300*
                                                             -----------
                                                              24,035,470
Industrial (9.8%)
 55,500     American Standard                                  2,237,205*
 63,000     Danaher Corp.                                      3,266,550\P
 87,000     Donaldson Co.                                      2,549,100
 46,500     Eaton Corp.                                        3,010,410
 80,000     Fastenal Co.                                       4,546,400\P
 59,500     Gentex Corp.                                       2,360,960
 31,500     Harman International Industries                    2,866,500
                                                             -----------
                                                              20,837,125
Instruments (0.3%)
 22,800     Thermo Electron                                      692,144*
Leisure (4.4%)
 83,000     International Game Technology                      3,203,800
 20,500     Marriott International                             1,022,540
 54,500     Multimedia Games                                   1,461,690*\P
 84,000     Royal Caribbean Cruises                            3,646,440\P
                                                             -----------
                                                               9,334,470
Media (2.7%)
 35,000     E.W. Scripps                                       3,675,000
 61,500     Univision Communications                           1,963,695*\P
                                                             -----------
                                                               5,638,695
Medical Equipment (3.7%)
 35,000     Advanced Neuromodulation
              Systems                                          1,148,000*
 24,500     Fisher Scientific International                    1,414,875*\P
 19,000     INAMED Corp.                                       1,194,150*
 26,300     Kinetic Concepts                                   1,312,370*
 41,000     Kyphon Inc.                                        1,155,380*
 30,500     ResMed Inc.                                        1,554,280*\P
                                                             -----------
                                                               7,779,055
Packing & Containers (1.2%)
100,000     Pactiv Corp.                                       2,494,000*
Paper (0.7%)
 65,000     Packaging Corp. of America                         1,553,500


See Notes to Schedule of Investments   5

Schedule of Investments Growth Portfolio cont'd


Number of Shares                                            Market Value+

Restaurants (1.1%)
 58,500     Applebee's International                         $ 1,346,670
 28,000     Wendy's International                                975,520
                                                             -----------
                                                               2,322,190
Retail (10.8%)
 75,500     Coach, Inc.                                        3,411,845*\P
 80,500     Nordstrom, Inc.                                    3,430,105
 92,000     PETsMART, Inc.                                     2,985,400\P
 87,000     Staples, Inc.                                      2,549,970
 60,500     Starbucks Corp.                                    2,630,540*\P
 17,200     Talbots, Inc.                                        673,380
 60,000     Tuesday Morning                                    1,740,000*
 36,500     Whole Foods Market                                 3,483,925\P
 62,000     Williams-Sonoma                                    2,043,520*\P
                                                             -----------
                                                              22,948,685
Semiconductors (5.9%)
 77,000     Altera Corp.                                       1,710,940*
 44,000     Broadcom Corp.                                     2,057,880*
 53,500     Linear Technology                                  2,111,645
 75,000     Microchip Technology                               2,365,500
111,600     Microsemi Corp.                                    1,585,836*
124,000     National Semiconductor                             2,726,760*\P
                                                             -----------
                                                              12,558,561
Software (3.6%)
 17,000     Cognos, Inc.                                         614,720*
 36,500     Electronic Arts                                    1,991,075*
 66,000     Mercury Interactive                                3,288,780*\P
200,000     TIBCO Software                                     1,690,000*
                                                             -----------
                                                               7,584,575
Technology (7.6%)
 67,000     Agilent Technologies                               1,961,760*
 62,400     Check Point Software
              Technologies                                     1,684,176*
 91,500     Cognizant Technology
              Solutions                                        2,325,015*\P
153,000     Corning Inc.                                       1,998,180*
 48,500     Symbol Technologies                                  714,890
 85,500     Zebra Technologies                                 7,438,500*
                                                             -----------
                                                              16,122,521
Telecommunications (3.6%)
 76,500     Avaya Inc.                                         1,207,935*
241,000     Nextel Partners                                    3,836,720*
 62,500     Western Wireless                                   1,806,875*\P
 29,000     XM Satellite Radio
              Holdings                                           791,410*
                                                             -----------
                                                               7,642,940

Number of Shares                                            Market Value+

Transportation (2.2%)
     36,500                 C.H. Robinson Worldwide          $  1,673,159
     78,400                 J.B. Hunt Transport Services        3,024,672
                                                             ------------
                                                                4,697,831
Total Common Stocks
(Cost $160,555,534)                                           210,366,120
                                                             ------------
Principal Amount
Short-Term Investments (26.8%)
$56,704,200                 N&B Securities Lending
                              Quality Fund, LLC                56,704,200++
    142,207                 Neuberger Berman
                              Institutional Cash Fund
                              Trust Class                         142,207@
                                                             ------------
Total Short-Term Investments
(Cost $56,846,407)                                             56,846,407#
                                                             ------------
Total Investments (126.2%)
(Cost $217,401,941)                                           267,212,527##
Liabilities, less cash, receivables
 and other assets [(26.2%)]                                   (55,543,841)
                                                             ------------
Total Net Assets (100.0%)                                    $211,668,686
                                                             ------------


See Notes to Schedule of Investments   7

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Schedule of Investments Growth Portfolio

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $217,401,941. Gross unrealized appreciation of investments was $52,160,261 and gross unrealized depreciation of investments was $2,349,675, resulting in net unrealized appreciation of $49,810,586, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

++   Affiliated issuer (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      8

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Statement of Assets and Liabilities




                                                                                              Growth
Neuberger Berman Advisers Management Trust                                                 Portfolio
Assets

  Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
====================================================================================================
  Unaffiliated issuers                                                                 $ 210,366,120
----------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                      56,846,407
----------------------------------------------------------------------------------------------------
                                                                                         267,212,527
----------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                           38,640
----------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                           3,590,345
====================================================================================================
  Receivable for Fund shares sold                                                             30,549
----------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                           42,123
----------------------------------------------------------------------------------------------------
Total Assets                                                                             270,914,184
----------------------------------------------------------------------------------------------------
Liabilities
  Payable for collateral on securities loaned (Note A)                                    56,704,200
====================================================================================================
  Payable for securities purchased                                                         2,205,964
----------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                           151,685
====================================================================================================
  Payable to investment manager-net (Note B)                                                  89,526
----------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                           48,894
====================================================================================================
  Accrued expenses and other payables                                                         45,229
----------------------------------------------------------------------------------------------------
Total Liabilities                                                                         59,245,498
----------------------------------------------------------------------------------------------------
Net Assets at value                                                                    $ 211,668,686
----------------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                      $ 451,266,246
====================================================================================================
  Undistributed net investment income (loss)                                                (487,902)
----------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                (288,920,273)
====================================================================================================
  Net unrealized appreciation (depreciation) in value of investments                      49,810,615
----------------------------------------------------------------------------------------------------
Net Assets at value                                                                    $ 211,668,686
----------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                         18,898,166
====================================================================================================
Net Asset Value, offering and redemption price per share                               $       11.20
----------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
  Unaffiliated issuers                                                                 $  55,555,928
====================================================================================================
*Cost of investments:
  Unaffiliated issuers                                                                 $ 160,555,534
----------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                      56,846,407
----------------------------------------------------------------------------------------------------
Total cost of investments                                                              $ 217,401,941
----------------------------------------------------------------------------------------------------



See Notes to Financial Statements      9


     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations

                                                                                                 Growth
Neuberger Berman Advisers Management Trust                                                    Portfolio
Investment Income

Income:
Dividend income-unaffiliated issuers                                                        $   386,187
=======================================================================================================
Income from securities loaned-net (Note A)                                                      100,000
-------------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                            2,074
=======================================================================================================
Interest income (Note A)                                                                            740
-------------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                  (2,317)
-------------------------------------------------------------------------------------------------------
Total income                                                                                    486,684
-------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                         572,987
=======================================================================================================
Administration fee (Note B)                                                                     312,538
-------------------------------------------------------------------------------------------------------
Audit fees                                                                                       17,883
=======================================================================================================
Custodian fees (Note B)                                                                          56,221
-------------------------------------------------------------------------------------------------------
Insurance expense                                                                                 1,540
=======================================================================================================
Legal fees                                                                                       14,453
-------------------------------------------------------------------------------------------------------
Shareholder reports                                                                               8,720
=======================================================================================================
Trustees' fees and expenses                                                                      13,453
-------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                     1,942
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  999,737
Investment management fee waived (Note A)                                                          (283)
Expenses reduced by custodian fee expense offset and commission recapture arrangements
  (Note B)                                                                                      (24,868)
-------------------------------------------------------------------------------------------------------
Total net expenses                                                                              974,586
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                   (487,902)
-------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A) Net realized gain
(loss) on:
   Investment securities sold in unaffiliated issuers                                        10,457,066
   ====================================================================================================
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                              5,142,279
   ----------------------------------------------------------------------------------------------------
   Foreign currency                                                                                  29
   ----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               15,599,374
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             $15,111,472
-------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      10


                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Statement of Changes in Net Assets

                                                                               Growth Portfolio
                                                                        -------------------------------
                                                                          Six Months
                                                                               Ended               Year
                                                                            June 30,              Ended
                                                                                2004       December 31,
Neuberger Berman Advisers Management Trust                               (Unaudited)               2003
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                            $   (487,902)      $ (1,143,607)
=======================================================================================================
Net realized gain (loss) on investments                                   10,457,066         19,742,814
-------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments        5,142,308         33,843,552
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           15,111,472         52,442,759
-------------------------------------------------------------------------------------------------------
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                  4,213,670         54,281,902
=======================================================================================================
Payments for shares redeemed                                             (22,525,891)       (77,700,782)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                     (18,312,221)       (23,418,880)
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                     (3,200,749)        29,023,879
Net Assets:
Beginning of period                                                      214,869,435        185,845,556
-------------------------------------------------------------------------------------------------------
End of period                                                           $211,668,686       $214,869,435
-------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period             $   (487,902)      $         --
-------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      11

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Financial Statements Growth Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlements of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the six months ended June 30, 2004 was $56,650.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

Notes to Financial Statements Growth Portfolio cont'd

Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($228,884,941 and $70,119,797 expiring in 2009 and 2010, respectively, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:


                       Unrealized                   Loss
                     Appreciation          Carryforwards
                   (Depreciation)          and Deferrals                   Total

                      $44,295,706         $(299,004,738)          $(254,709,032)


The difference between book basis and tax basis is attributable primarily to net operating losses and the tax deferral of losses on wash sales.

7 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

8 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

11 Transactions with other funds managed by Neuberger Berman Management Inc.:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $283. For the six months ended June 30, 2004, income earned on this investment amounted to $2,074 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

Notes to Financial Statements Growth Portfolio cont'd

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

The Trustees of the Trust adopted a non-fee distribution plan for the Fund.

Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has no contingent liability to Management under the agreement.

On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $24,838.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $30.

Note C--Securities Transactions:

During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $94,558,938 and $114,311,340, respectively.

During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $302,312, of which Neuberger received $0, Lehman received $58,665, and other brokers received $243,647.

Note D--Fund Share Transactions:

Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:


                                               For the                  For the
                                      Six Months Ended               Year Ended
                                              June 30,             December 31,
                                                  2004                     2003

Shares Sold                                    392,827                5,950,038
Shares Redeemed                             (2,113,372)              (8,765,385)
                                            ----------               ----------
Total                                       (1,720,545)              (2,815,347)
                                            ----------               ----------


Note E--Line of Credit:

At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004.

Note F--Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Growth Portfolio+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                             Six Months
                                                                  Ended
                                                               June 30,                         Year Ended December 31,
                                                            -----------      -------------------------------------------------------
                                                                   2004        2003       2002        2001        2000        1999
                                                            (Unaudited)

Net Asset Value, Beginning of Period                             $10.42      $ 7.93    $ 11.52     $ 30.65     $ 37.27     $ 26.29
                                                                 ------      ------    -------     -------     -------     -------
Income From Investment Operations:
Net Investment Income (Loss)                                       (.02)       (.05)      (.06)       (.07)       (.17)       (.12)
Net Gains or Losses on Securities
 (both realized and unrealized)                                     .80        2.54      (3.53)      (7.41)      (3.16)      12.51
                                                                 ------      ------    -------     -------     -------     -------
Total From Investment Operations                                    .78        2.49      (3.59)      (7.48)      (3.33)      12.39
                                                                 ------      ------    -------     -------     -------     -------
Less Distributions From:
Net Capital Gains                                                    --          --         --      (11.65)      (3.29)      (1.41)
                                                                 ------      ------    -------     -------     -------     -------
Net Asset Value, End of Period                                   $11.20      $10.42    $  7.93     $ 11.52     $ 30.65     $ 37.27
                                                                 ------      ------    -------     -------     -------     -------
Total Return++                                                    +7.49%**   +31.40%    -31.16%     -30.36%     -11.66%     +50.40%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                          $211.7      $214.9    $ 185.8     $ 356.2     $ 640.6     $ 732.8
Ratio of Gross Expenses to Average Net Assets#                      .96%*       .94%       .96%        .89%        .90%        .92%
Ratio of Net Expenses to Average Net Assets[sec]                    .94%*       .93%       .96%        .89%        .90%        .92%
Ratio of Net Investment Income (Loss) to Average Net Assets        (.47)%*     (.58)%     (.65)%      (.50)%      (.45)%      (.46)%
Portfolio Turnover Rate                                              45%        149%        97%         91%        125%        119%



See Notes to Financial Highlights      17

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Financial Highlights Growth Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

[sec] After waiver of a portion of the investment management fee. Had the investment manager not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:


                                        Six Months Ended              Year Ended
                                                June 30,            December 31,
                                                    2004                    2003

                                                   0.94%                   0.93%


*  Annualized.

** Not annualized.

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.


Information about the Board of Trustees



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
 Independent Trustees        Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee              Complex by Trustee

John Cannon (74)             Trustee since    Consultant. Formerly, Chairman        38         Independent Trustee or Director of
                             2000             and Chief Investment Officer,                    three series of Oppenheimer Funds:
                                              CDC Investment Advisors                          Limited Term New York Municipal
                                              (registered investment adviser)                  Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                       and Oppenheimer Convertible
                                              thereto, President and Chief                     Securities Fund since 1992.
                                              Executive Officer, AMA Investment
                                              Advisors, an affiliate of the
                                              American Medical Association.
Faith Colish (68)            Trustee since    Counsel, Carter Ledyard &             38         Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                     Association (ABRA) since 1997
                                              October 2002; Formerly,                          (not-for-profit membership
                                              Attorney-at-Law and President,                   association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
Walter G. Ehlers (71)        Trustee since    Consultant; Retired President         38         None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
C. Anne Harvey (66)          Trustee since    Consultant, C. A. Harvey              38         President, Board of Associates to
                             1998             Associates, since June 2001;                     The National Rehabilitation
                                              Formerly, Director, AARP, 1978 to                Hospital's Board of Directors since
                                              December 2001.                                   2002; Formerly, Member, Individual
                                                                                               Investors Advisory Committee to the
                                                                                               New York Stock Exchange Board of
                                                                                               Directors, 1998 to June 2002;
                                                                                               Member, American Savings
                                                                                               Education Council's Policy Board
                                                                                               (ASEC),1998-2000; Member,
                                                                                               Executive Committee, Crime
                                                                                               Prevention Coalition of America,
                                                                                               1997-2000.


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
 Independent Trustees        Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee              Complex by Trustee

Barry Hirsch (71)            Trustee since    Attorney-at-Law. Formerly,            38         None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified financial
                                              corporation) May 2002 until April
                                              2003; formerly, Senior Vice
                                              President, Secretary and General
                                              Counsel, Loews Corporation.
Robert A. Kavesh (76)        Trustee since    Marcus Nadler Professor of            38         Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                            (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                   since 1978; The Caring Community
                                              Stern School of Business.                        (not-for-profit).
Howard A. Mileaf (67)        Trustee since    Retired. Formerly, Vice               38         Director, WHX Corporation
                             1999             President and Special Counsel,                   (holding company) since August
                                              WHX Corporation (holding company),               2002; Director, WebFinancial
                                              1993-2001.                                       Corporation (holding company)
                                                                                               since December 2002; Director, State
                                                                                               Theatre of New Jersey (not-for-
                                                                                               profit theater) since 2000; formerly,
                                                                                               Director, Kevlin Corporation
                                                                                               (manufacturer of microwave and
                                                                                               other products).
William E. Rulon (71)        Trustee since    Retired. Senior Vice President,       38         Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                    Learning Academy (teach golf and
                                              franchiser of restaurants) until                 computer usage to "at risk" children)
                                              January 1997.                                    since 1998; Formerly, Director,
                                                                                               Prandium, Inc. (restaurants) from
                                                                                               March 2001 until July 2002.
Cornelius T. Ryan (72)       Trustee since    Founding General Partner,             38         Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                       Trust (money market fund),
                                              Bioscience Partners (venture                     Narragansett Insured Tax-Free
                                              capital partnerships) and                        Income Fund, Rocky Mountain
                                              President, Oxford Venture                        Equity Fund, Prime Cash Fund,
                                              Corporation.                                     several private companies and
                                                                                               QuadraMed Corporation (NASDAQ).


Trustees and Officers (Unaudited) cont'd



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
 Independent Trustees        Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee              Complex by Trustee

Tom Decker Seip (54)         Trustee since    General Partner, Seip                 38         Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                        services company) since May 2001;
                                              investment partnership); formerly,               Director, Forward Management, Inc.
                                              President and CEO, Westaff, Inc.                 (asset management) since 2001;
                                              (temporary staffing), May 2001 to                Formerly, Director, General Magic
                                              January 2002; Senior Executive at                (voice recognition software),
                                              the Charles Schwab Corporation                   November 2001 until 2002; Director,
                                              from 1983 to 1999, including Chief               E-Finance Corporation (credit
                                              Executive Officer, Charles Schwab                decisioning services), 1999-2003;
                                              Investment Management, Inc. and                  Director, Save-Daily.com (micro
                                              Trustee, Schwab Family of Funds                  investing services), 1999-2003;
                                              and Schwab Investments from 1997                 Director, Offroad Capital Inc.
                                              to 1998 and Executive Vice                       (pre-public internet commerce
                                              President--Retail Brokerage,                     company).
                                              Charles Schwab Investment
                                              Management from 1994 to 1997.
Candace L. Straight (56)     Trustee since    Private investor and consultant       38         Director, The Proformance Insurance
                             1999             specializing in the insurance                    Company (personal lines property
                                              industry; Formerly, Advisory                     and casualty insurance company)
                                              Director, Securitas Capital LLC (a               since March 2004; Director,
                                              global private equity investment                 Providence Washington (property
                                              firm dedicated to making                         and casualty insurance company),
                                              investments in the insurance                     since December 1998; Director,
                                              sector), 1998 until December 2002.               Summit Global Partners (insurance
                                                                                               brokerage firm) since October 2000.
Peter P. Trapp (59)          Trustee since    Regional Manager for Atlanta          38         None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford Life
                                              Insurance Company, April 1995
                                              until August 1997.


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                                                                  Number of
                                                                                Portfolios in
  Trustees who are            Position and                                      Fund Complex
 "Interested Persons"        Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee              Complex by Trustee

Edward I. OBrien* (75)       Trustee since    Formerly, Member, Investment          38       Director, Legg Mason, Inc. (financial
                             2000             Policy Committee, Edward                       services holding company) since
                                              Jones, 1993-2001; President,                   1993; formerly, Director, Boston
                                              Securities Industry Association                Financial Group (real estate and tax
                                              ("SIA") (securities industry's                 shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
Jack L. Rivkin* (63)         President and    Executive Vice President and          38       Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                      Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                          since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                   (public company) since 1997;
                                              and 2003, respectively; Executive              Director, Solbright, Inc. (private
                                              Vice President and Chief                       company) since 1998; Director,
                                              Investment Officer, Neuberger                  Infogate, Inc. (private company)
                                              Berman since 2002 and 2003,                    since 1997.
                                              respectively; Director and
                                              Chairman, NB Management since
                                              December 2002; Formerly, Executive
                                              Vice President, Citigroup
                                              Investments, Inc. from September
                                              1995 to February 2002; Executive
                                              Vice President, Citigroup Inc.
                                              from September 1995 to February
                                              2002.
Peter E. Sundman* (45)       Chairman of      Executive Vice President,             38       Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                          (holding company) from 1999
                             Chief            (holding company) since 1999;                  through March 2003; President and
                             Executive        Head of Neuberger Berman                       Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                        1999; Director and Vice President,
                             Trustee since    Institutional Business since                   Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.


Trustees and Officers (Unaudited) cont'd

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Information about the Officers of the Trust



                                       Position and
 Name, Age, and Address (1)      Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------

Claudia A. Brandon (47)      Secretary since 1985             Vice President--Mutual Fund Board Relations, NB Management since 2000;
                                                              Vice President, Neuberger Berman since 2002 and employee since 1999;
                                                              Vice President, NB Management from 1986 to 1999; Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (four since 2002, three since
                                                              2003, and one since 2004).
Robert Conti (48)            Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice President,
                                                              Neuberger Berman from 1999 until 2003; Senior Vice President, NB
                                                              Management since 2000; Controller, NB Management until 1996;
                                                              Treasurer, NB Management from 1996 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since
                                                              2002, three since 2003, and one since 2004).
Brian P. Gaffney (50)        Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior Vice President,
                                                              NB Management since 2000; Vice President, NB Management from 1997 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator
                                                              (three since 2000, four since 2002, three since 2003, and one since
                                                              2004).
Sheila R. James (39)         Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                              1991 to 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003 and one since 2004).
Kevin Lyons (49)             Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                              1993 to 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (Ten since 2003 and one since 2004).



                                       Position and
 Name, Age, and Address (1)      Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------

John M. McGovern (34)        Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                  NB Management since 1993; Assistant Treasurer, eleven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and administrator
                                                                  (seven since 2002, three since 2003, and one since 2004).
Barbara Muinos (45)          Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant Vice
                             and Accounting Officer since 2002;   President, NB Management from 1993 to 1999; Treasurer and
                             prior thereto, Assistant Treasurer   Principal Financial and Accounting Officer, eleven
                             since 1996                           registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, and one since 2004); Assistant Treasurer, three registered investment companies for which NB
                                                                  Management acts as investment manager and administrator from
                                                                  1996 until 2002.
Frederic B. Soule (58)       Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President; Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, eleven registered investment companies for which
                                                                  NB Management acts as investment manager and administrator
                                                                  (three since 2000, four since 2002, three since 2003, and
                                                                  one since 2004).



(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com.

Semi-Annual Report                                     [NEUBERGER | BERMAN LOGO]
June 30, 2004                                          A Lehman Brothers Company



                       Neuberger Berman
                       Advisers
                       Management
                       Trust



                       Guardian
                       Portfolio


B0733 08/04

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Guardian Portfolio Manager's Commentary

While returns were relatively modest in the first half of 2004, we are pleased to report that the Guardian Portfolio outperformed both its Standard & Poor's 500 Index and Russell 1000 Value Index benchmarks during the period.2

Concerned by the shift in Federal Reserve policy, high oil prices, geopolitical tensions, and the threat of terrorism, investors largely ignored consistently positive economic news and strong corporate profit growth in the first half of 2004. Although the stock market as a whole has remained in a trading range, there was considerable volatility within and across market sectors, creating an even greater challenge for investors.

Energy sector investments had the most favorable impact on portfolio returns. We were overweighted in energy and our holdings significantly outperformed the benchmark energy sector components. Newfield Exploration, EOG Resources, and Schlumberger appeared on our top ten performance list. Our initial attraction to energy stocks was based on the fact that although global demand was rising, there was very little capital being devoted to increasing production. The ensuing supply/demand imbalance resulted in higher energy prices, improved profits for energy companies, and strong performance from our energy holdings. Despite good gains in the first half, we believe our energy investments continue to represent good value. Although OPEC appears to be making a sincere effort to bring energy prices down, strikes in the Norwegian and Nigerian oil fields and sabotage in Iraq have restrained supply while global inventories remain low. Since energy demand generally strengthens in the latter half of the year, we believe that the window of opportunity to increase energy inventories to a level that would help significantly reduce prices may have closed.

Industrial sector investments also contributed to relative performance. We were overweighted in industrials versus the benchmarks and our holdings outperformed by a wide margin. Defense electronics company L-3 Communications was the portfolio's top performer. L-3 is a leading supplier of defense electronics and battlefield communications systems. Although still a relatively small part of its business, L-3 has developed several technologies with potential homeland security applications, including ship-to-Coast Guard signaling devices and sensor-based detectors for checking the contents of shipping containers. The company is also one of two licensed vendors for baggage screening equipment for U.S. airports. Going forward, we think these homeland security oriented products will become bigger contributors to L-3's earnings and enhance future growth.

Our consumer discretionary sector investments retreated. Comcast, the nation's largest cable television operator, was among the disappointments as its shares were buffeted by multiple investor concerns. Initially, investors were disappointed by Comcast's unsolicited bid for Disney. Then investors worried when the Regional Bell Operating Companies (RBOCs) began discussing new fiber strategies that could facilitate competing broadband video services. Finally, there was some general concern that corporate advertising spending was not recovering as quickly as anticipated. For the time being, it appears that Comcast has given up on Disney and is unlikely to make a run at another "content" company. While the RBOCs appear committed to getting into the video business, it's going to cost a lot of money and take considerable time to improve their broadband infrastructure before they can become serious competitors to the established cable television operators like Comcast. In fact, we suspect that over the next few years, the cable companies will have more success capturing telephony business from the telephone companies than the telcos will have winning over cable TV customers. While in general, advertising spending has disappointed, cable television companies are getting a bigger piece of the pie. This is a direct result of giant Comcast's (20 million homes served) interconnection agreements with other large cable operators. In the past, cable operators sold low cost, low margin ads to local businesses. Now, they can approach national advertisers with more compelling demographics. This should improve Comcast's and other CATV operators' advertising profits.

The economy appears to be making the transition from recovery to a slower growth expansion phase. Anxious investors have been focusing on the potential negatives rather than the positives. However, six months from now, if there are no external events that derail the economy, we believe investor sentiment will improve and companies that execute their business plans and deliver solid earnings growth will be rewarded in the stock market. Recall that our investment process is based on our own intensive fundamental research. We are valuation-sensitive, long-term investors who evaluate the business potential for portfolio candidates based on our targeted three-to-five year holding period. Within industry sectors, we seek out the companies that we believe are best positioned to deliver industry leading business performance. Furthermore, we are strongly biased toward companies in industry sectors benefiting from favorable secular trends. We believe that these are the kind of stocks that can distinguish themselves in the year ahead.

Sincerely,

/s/ARTHUR MORETTI
-----------------


ARTHUR MORETTI
PORTFOLIO MANAGER

1. For Class I, 20.44%, (0.28%) and 7.32% were the average annual total returns for the 1-year, 5- year and since inception (11/03/97) periods ended June 30, 2004. For Class S, 20.19%, (0.37%) and 7.25% were the average annual total returns for the 1-year, 5-year and since inception (11/03/97) periods ended June 30, 2004. Performance shown prior to August 2002 for the Class S shares is of the Class I shares, which has lower expenses and typically higher returns than Class S shares. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000[RegTM]Index measures the performance of the 1,000 largest companies in the Russell 3000[RegTM] Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Guardian Portfolio



Number of Shares                                                                        Market Value+

Common Stocks (97.7%)
Banking & Financial (6.8%)
     92,700                                           Fifth Third Bancorp                $ 4,985,406
    128,700                                           State Street                         6,311,448\P
                                                                                         -----------
                                                                                          11,296,854
Consumer Cyclicals (3.1%)
    123,400                                           Target Corp.                         5,240,798
Defense (4.1%)
    103,400                                           L-3 Communications
                                                        Holdings                           6,907,120\P
Diversified (3.3%)
    105,700                                           Danaher Corp.                        5,480,545\P
Energy (2.4%)
     76,250                                           BP PLC ADR                           4,084,713
Financial Services (6.0%)
     45,400                                           Ambac Financial Group                3,334,176
     69,000                                           Citigroup Inc.                       3,208,500
     37,000                                           Goldman Sachs                        3,483,920
                                                                                         -----------
                                                                                          10,026,596
Health Products & Services (6.6%)
     64,900                                           Quest Diagnostics                    5,513,255\P
     89,200                                           UnitedHealth Group                   5,552,700
                                                                                         -----------
                                                                                          11,065,955
Industrial Gases (3.2%)
    134,000                                           Praxair, Inc.                        5,347,940
Insurance (6.6%)
      1,775                                           Berkshire Hathaway Class B           5,245,125*
    153,500                                           Willis Group Holdings                5,748,575
                                                                                         -----------
                                                                                          10,993,700
Media (9.1%)
    151,000                                           Comcast Corp. Class A
                                                        Special                            4,169,110*
    763,956                                           Liberty Media                        6,867,964*
     49,697                                           Liberty Media International
                                                        Class A                            1,843,759*
    323,860                                           UnitedGlobalCom                      2,351,224*
                                                                                         -----------
                                                                                          15,232,057
Oil & Gas (7.7%)
     74,700                                           EOG Resources                        4,460,337
    152,100                                           Newfield Exploration                 8,478,054*
                                                                                         -----------
                                                                                          12,938,391
Oil Services (1.2%)
     31,000                                           Schlumberger Ltd.                    1,968,810
Pharmaceutical (4.7%)
     48,200                                           Millipore Corp.                      2,717,034*
    116,500                                           Novartis AG ADR                      5,184,250
                                                                                         -----------
                                                                                           7,901,284



Number of Shares                                                                        Market Value+

Real Estate (4.7%)
     74,500                                           AMB Property                      $  2,579,935
    174,850                                           Equity Residential                   5,198,290
                                                                                        ------------
                                                                                           7,778,225
Technology (6.1%)
    142,300                                           Dell Inc.                            5,097,186*
    168,200                                           National Instruments                 5,155,330
                                                                                        ------------
                                                                                          10,252,516
Technology--Semiconductor (5.0%)
    242,600                                           Altera Corp.                         5,390,572*
    124,300                                           Texas Instruments                    3,005,574
                                                                                        ------------
                                                                                           8,396,146
Technology--Semiconductor Capital Equipment (3.2%)
    235,600                                           Teradyne, Inc.                       5,348,120*
Telecommunications (3.3%)
    248,300                                           Vodafone Group ADR                   5,487,430\P
Transportation (3.7%)
     41,200                                           Burlington Northern Santa Fe         1,444,884
    108,600                                           Canadian National Railway            4,733,874
                                                                                        ------------
                                                                                           6,178,758
Utilities (2.9%)
    595,900                                           National Grid Transco                4,596,710
      5,400                                           National Grid Transco ADR              211,518\P
                                                                                        ------------
                                                                                           4,808,228
Waste Management (4.0%)
     94,400                                           Republic Services                    2,731,936\P
    131,100                                           Waste Management                     4,018,215
                                                                                        ------------
                                                                                           6,750,151
Total Common Stocks
(Cost $126,465,936)                                                                      163,484,337

Principal Amount

Short-Term Investments (17.3%)
$25,496,000                                           N&B Securities Lending
                                                        Quality Fund, LLC               $ 25,496,000++
  3,359,173                                           Neuberger Berman
                                                        Institutional Cash Fund
                                                        Trust Class                        3,359,173@
                                                                                        ------------
Total Short-Term Investments
(Cost $28,855,173)                                                                        28,855,173#
                                                                                        ------------
Total Investments (115.0%)
(Cost $155,321,109)
                                                                                         192,339,510##
Liabilities, less cash, receivables and
other assets [(15.0%)]
                                                                                         (25,072,452)
                                                                                        ------------
Total Net Assets (100.0%)
                                                                                        $167,267,058
                                                                                        ------------



See Notes to Schedule of Investments   5

Notes to Schedule of Investments Guardian Portfolio
---------------------------------------------------

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $155,321,109. Gross unrealized appreciation of investments was $37,744,962 and gross unrealized depreciation of investments was $726,561, resulting in net unrealized appreciation of $37,018,401, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

++   Affiliated issuer (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      6

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------



                                                                                          Guardian
Neuberger Berman Advisers Management Trust                                               Portfolio
Assets
  Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
===================================================================================================
  Unaffiliated issuers                                                                $163,484,337
---------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                    28,855,173
---------------------------------------------------------------------------------------------------
                                                                                       192,339,510
===================================================================================================
  Dividends and interest receivable                                                        422,509
---------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                           223,812
===================================================================================================
  Receivable for Fund shares sold                                                            4,175
---------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                         12,761
---------------------------------------------------------------------------------------------------
Total Assets                                                                           193,002,767
---------------------------------------------------------------------------------------------------
Liabilities
  Payable for collateral on securities loaned (Note A)                                  25,496,000
===================================================================================================
  Payable for Fund shares redeemed                                                          98,008
===================================================================================================
  Payable to investment manager-net (Note B)                                                72,322
---------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                         39,610
===================================================================================================
  Accrued expenses and other payables                                                       29,769
---------------------------------------------------------------------------------------------------
Total Liabilities                                                                       25,735,709
---------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $167,267,058
---------------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                     $180,539,955
===================================================================================================
  Undistributed net investment income (loss)                                               654,178
---------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                               (50,943,492)
===================================================================================================
  Net unrealized appreciation (depreciation) in value of investments                    37,016,417
---------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $167,267,058
---------------------------------------------------------------------------------------------------
Net Assets
  Class I                                                                             $167,068,170
===================================================================================================
  Class S                                                                                  198,888
---------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)
  Class I                                                                             $ 11,464,739
===================================================================================================
  Class S                                                                                   13,626
---------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share
  Class I                                                                             $      14.57
===================================================================================================
  Class S                                                                                    14.60
---------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
  Unaffiliated issuers                                                                $ 24,993,352
---------------------------------------------------------------------------------------------------
*Cost of investments:
  Unaffiliated issuers                                                                $126,465,936
===================================================================================================
  Affiliated issuers                                                                    28,855,173
---------------------------------------------------------------------------------------------------
Total cost of investments                                                             $155,321,109
---------------------------------------------------------------------------------------------------



See Notes to Financial Statements      7

             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2004 (UNAUDITED)

Statement of Operations
-----------------------



                                                                                              Guardian
Neuberger Berman Advisers Management Trust                                                   Portfolio

Investment Income
Income:
Dividend income-unaffiliated issuers                                                        $1,085,582
=======================================================================================================
Income from securities loaned-net (Note A)                                                      27,500
-------------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                          14,741
=======================================================================================================
Interest Income (Note A)                                                                         1,261
-------------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                (45,245)
-------------------------------------------------------------------------------------------------------
Total income                                                                                 1,083,839
-------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                        461,210
=======================================================================================================
Administration fee (Note B):
  Class I                                                                                      251,318
  -----------------------------------------------------------------------------------------------------
  Class S                                                                                          251
  =====================================================================================================
Distribution fees (Note B):
  Class S                                                                                          209
  =====================================================================================================
Audit fees                                                                                      17,883
-------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                         48,757
=======================================================================================================
Insurance expense                                                                                1,213
-------------------------------------------------------------------------------------------------------
Legal fees                                                                                      11,501
=======================================================================================================
Shareholder reports                                                                              5,911
-------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                     13,453
=======================================================================================================
Miscellaneous                                                                                    1,853
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 813,559
-------------------------------------------------------------------------------------------------------
Investment management fee waived (Note A)                                                       (1,855)
-------------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset and commission recapture arrangements
  (Note B)                                                                                      (6,016)
-------------------------------------------------------------------------------------------------------
Total net expenses                                                                             805,688
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                   278,151
------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
  Investment securities sold in unaffiliated issuers                                         5,968,368
  =====================================================================================================
  Foreign currency                                                                                 257
  -----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
  Investment securities in unaffiliated issuers                                                654,042
  -----------------------------------------------------------------------------------------------------
  Foreign currency                                                                              (5,445)
  -----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               6,617,222
=======================================================================================================
Net increase (decrease) in net assets resulting from operations                             $6,895,373
=======================================================================================================



See Notes to Financial Statements      8

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------



                                                                            Guardian Portfolio
                                                                      ------------------------------
                                                                        Six Months
                                                                             Ended               Year
                                                                          June 30,              Ended
                                                                              2004       December 31,
Neuberger Berman Advisers Management Trust                             (Unaudited)               2003

Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                          $    278,151       $    375,178
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  5,968,625          2,521,652
------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments        648,597         40,016,655
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          6,895,373         42,913,485
------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income:
  Class I                                                                        -         (1,313,767)
  ----------------------------------------------------------------------------------------------------
  Class S                                                                        -               (231)
  ====================================================================================================
Total distributions to shareholders                                              -         (1,313,998)
------------------------------------------------------------------------------------------------------
From Fund Share Transactions (Note D):
Proceeds from shares sold:
  Class I                                                               11,229,389         68,474,538
  ====================================================================================================
  Class S                                                                   46,273             20,926
  ----------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions:
  Class I                                                                        -          1,313,767
  ====================================================================================================
  Class S                                                                        -                231
  ----------------------------------------------------------------------------------------------------
Payments for shares redeemed:
  Class I                                                              (20,282,823)       (82,374,724)
  ====================================================================================================
  Class S                                                                     (693)            (2,764)
  ----------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                    (9,007,854)       (12,568,026)
------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                   (2,112,481)        29,031,461
Net Assets:
Beginning of period                                                    169,379,539        140,348,078
------------------------------------------------------------------------------------------------------
End of period                                                         $167,267,058       $169,379,539
------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period           $    654,178       $    376,027
------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      9

Notes to Financial Statements Guardian Portfolio
------------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers Class I and Class S shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlements of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the six months ended June 30, 2004 was $98,457.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($11,716,397, $39,047,105 and $5,695,372 expiring in 2009, 2010 and 2011, respectively, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

     Distributions Paid From:
              Ordinary Income                      Total
              2003            2002            2003            2002

        $1,313,998      $1,258,878      $1,313,998      $1,258,878

     As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

     Undistributed         Unrealized              Loss
          Ordinary       Appreciation     Carryforwards
            Income     (Depreciation)     and Deferrals           Total

          $376,027        $35,914,577      $(56,458,874)   $(20,168,270)

     The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales, and the realization for tax purposes of unrealized gain (loss) on certain forward foreign currency contracts.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust are allocated among the Fund and the other investment companies in the complex or series thereof, on the

Notes to Financial Statements Guardian Portfolio cont'd
-------------------------------------------------------

     basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

9 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

     The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

     At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

     Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

10 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

11   Transactions with other funds managed by Neuberger Berman Management Inc.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $1,855. For the six months ended June 30, 2004, income earned on this

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     investment amounted to $14,741 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

12 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     The Trustees of the Trust adopted a non-fee distribution plan for the Fund's Class I.

     For the Fund's Class S, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Trustees of the Trust have adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class of shares, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

     Management has contractually undertaken through December 31, 2007 to reimburse the Fund's Class I and Class S shares for their operating expenses (excluding the fees payable to Management (including the fees payable to Management with respect to the Fund's Class S shares), interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the

Notes to Financial Statements Guardian Portfolio cont'd
-------------------------------------------------------

     aggregate, 1.00% and 1.25%, respectively, per annum of their average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund's Class I and Class S shares was required. The Fund's Class I and Class S shares each have agreed to repay Management through December 31, 2010 for their excess Operating Expenses previously reimbursed by Management, so long as their annual Operating Expenses during that period do not exceed their Expense Limitations, and the repayments are made within three years after the year in which Management issued the reimbursement.. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund's Class I and Class S shares have no contingent liability to Management under these agreements.

     On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

     On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $6,002.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $14.

     Note C--Securities Transactions:

     During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $20,758,203 and $26,766,016, respectively.

     During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $78,374, of which Neuberger received $0, Lehman received $16,045 and other brokers received $62,329.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     Note D--Fund Share Transactions:

     Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:



                   For the Six Months Ended June 30, 2004                      For the Year Ended December 31, 2003
                                                                                          Shares
                                   Shares                                              Issued on
                                Issued on                                           Reinvestment
                          Reinvestment of                                           of Dividends
                 Shares     Dividends and       Shares                    Shares             and       Shares
                   Sold     Distributions     Redeemed        Total         Sold   Distributions     Redeemed         Total

     Class I    783,456                 -   (1,419,974)    (636,518)   5,816,296         101,921   (6,922,626)   (1,004,409)
     Class S      3,239                 -          (50)       3,189        1,657              18         (222)        1,453


     Note E--Line of Credit:

     At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

     Note F--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Guardian Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                  Six Months
                                                       Ended
                                                    June 30,                      Year Ended December 31,
                                                  ----------      -------------------------------------------------------
Class I+
                                                         2004        2003       2002        2001        2000        1999
                                                  (Unaudited)

Net Asset Value, Beginning of Period                  $13.98      $ 10.70    $ 14.64      $15.93      $15.85      $ 13.84
                                                      ------      -------    -------      ------      ------      -------
Income From Investment Operations:
Net Investment Income (Loss)                             .02          .03        .10         .11         .09          .09
Net Gains or Losses on Securities
 (both realized and unrealized)                          .57         3.36     ( 3.95)       (.33)        .08-        1.97
                                                      ------      -------    -------      ------      ------      -------
Total From Investment Operations                         .59         3.39     ( 3.85)       (.22)        .17         2.06
                                                      ------      -------    -------      ------      -------     -------
Less Distributions From:
Net Investment Income                                      -         (.11)      (.09)       (.07)       (.09)        (.05)
Net Capital Gains                                          -            -          -       (1.00)          -            -
                                                      ------      -------    -------      ------      ------      -------
Total Distributions                                        -         (.11)      (.09)      (1.07)       (.09)        (.05)
                                                      ------      -------    -------      ------      ------      ------
Net Asset Value, End of Period                        $14.57      $ 13.98    $ 10.70      $14.64      $15.93      $ 15.85
                                                      ------      -------    -------      ------      ------      -------
Total Return++                                         +4.22%**    +31.76%    -26.45%      -1.51%      +1.13%      +14.93%

Ratios/Supplemental Data
Net Assets, End of Period (in millions)               $167.1      $ 169.2    $ 140.3      $190.8      $131.1      $ 121.1
Ratio of Gross Expenses to Average Net Assets#           .97%*        .97%       .98%        .99%       1.00%        1.00%
Ratio of Net Expenses to Average Net Assets[sec]         .96%*        .97%       .98%        .99%       1.00%        1.00%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                   .33%*        .25%       .81%        .74%        .57%         .61%
Portfolio Turnover Rate                                   13%          58%       147%         79%        124%         107%




                                                                                                    Period from
                                                            Six Months Ended        Year Ended  August 2, 2002^
                                                                    June 30,      December 31,  to December 31,
                                                            ----------------      ------------  ---------------
Class S                                                                 2004              2003             2002
                                                                 (Unaudited)

Net Asset Value, Beginning of Period                                  $14.02           $ 10.69           $11.23
                                                                      ------           -------           ------
Income From Investment Operations:
Net Investment Income (Loss)                                             .01               .00              .03
Net Gains or Losses on Securities
 (both realized and unrealized)                                          .57              3.35             (.57)
                                                                      ------           -------           ------
Total From Investment Operations                                         .58              3.35             (.54)
                                                                      ------           -------           ------
Less Distributions From:
Net Investment Income                                                      -              (.02)               -
                                                                      ------           -------           ------
Net Asset Value, End of Period                                        $14.60           $ 14.02           $10.69
                                                                      ------           -------           ------
Total Return++                                                         +4.14%**         +31.39%           -4.81%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                               $  0.2           $   0.1           $  0.1
Ratio of Gross Expenses to Average Net Assets#                          1.22%*            1.22%            1.24%*
Ratio of Net Expenses to Average Net Assets[sec]                        1.21%*            1.22%            1.24%*
Ratio of Net Investment Income (Loss) to Average Net Assets              .14%*             .02%             .63%*
Portfolio Turnover Rate                                                   13%               58%             147%



See Notes to Financial Highlights      16

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Financial Highlights Guardian Portfolio
------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's Class I proportionate share of AMT Guardian Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower/higher if Management had not waived/recouped certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

sec After reimbursement of expenses previously paid by the investment manager. Had the investment manager not been reimbursed, the annualized ratios of net expenses to average daily net assets would have been:

                                       Year Ended December 31,
                                     2001        2000        1999

     Guardian Portfolio Class I       .97%        .99%        .98%

     After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                      Six Months     Year Ended
                                  Ended June 30,   December 31,
                                            2004           2003

     Guardian Portfolio Class I              .96%           .98%
     Guardian Portfolio Class S             1.21%          1.22%

^    The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*    Annualized.

**   Not annualized.

- The amounts shown at this caption for a share outstanding may not acord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of class shares in relation to fluctuating market values for the Fund.

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                              Portfolios in
  Independent Trustees        Position and                                    Fund Complex
                             Length of Time                                    Overseen by    Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  John Cannon (74)           Trustee since    Consultant. Formerly, Chairman         38       Independent Trustee or Director of
                             2000             and Chief Investment Officer,                   three series of Oppenheimer Funds:
                                              CDC Investment Advisors                         Limited Term New York Municipal
                                              (registered investment adviser)                 Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                      and Oppenheimer Convertible
                                              thereto, President and Chief                    Securities Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an affiliate
                                              of the American Medical
                                              Association.
------------------------------------------------------------------------------------------------------------------------------------
  Faith Colish (68)          Trustee since    Counsel, Carter Ledyard &              38       Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                    Association (ABRA) since 1997
                                              October 2002; Formerly,                         (not-for-profit membership
                                              Attorney-at-Law and President,                  association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
  Walter G. Ehlers (71)      Trustee since    Consultant; Retired President          38       None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
  C. Anne Harvey (66)        Trustee since    Consultant, C. A. Harvey               38       President, Board of Associates to
                             1998             Associates, since June 2001;                    The National Rehabilitation
                                              Formerly, Director, AARP, 1978                  Hospital's Board of Directors since
                                              to December 2001.                               2002; Formerly, Member, Individual
                                                                                              Investors Advisory Committee to the
                                                                                              New York Stock Exchange Board of
                                                                                              Directors, 1998 to June 2002;
                                                                                              Member, American Savings
                                                                                              Education Council's Policy Board
                                                                                              (ASEC),1998-2000; Member,
                                                                                              Executive Committee, Crime
                                                                                              Prevention Coalition of America,
                                                                                              1997-2000.
------------------------------------------------------------------------------------------------------------------------------------


            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                              Portfolios in
  Independent Trustees        Position and                                    Fund Complex
                             Length of Time                                    Overseen by    Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Barry Hirsch (71)          Trustee since    Attorney-at-Law. Formerly,             38       None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
------------------------------------------------------------------------------------------------------------------------------------
  Robert A. Kavesh (76)      Trustee since    Marcus Nadler Professor of             38       Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                           (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                  since 1978; The Caring Community
                                              Stern School of Business.                       (not-for-profit).
------------------------------------------------------------------------------------------------------------------------------------
  Howard A. Mileaf (67)      Trustee since    Retired. Formerly, Vice                38       Director, WHX Corporation
                             1999             President and Special Counsel,                  (holding company) since August
                                              WHX Corporation (holding                        2002; Director, WebFinancial
                                              company), 1993-2001.                            Corporation (holding company)
                                                                                              since December 2002; Director, State
                                                                                              Theatre of New Jersey (not-for-
                                                                                              profit theater) since 2000; formerly,
                                                                                              Director, Kevlin Corporation
                                                                                              (manufacturer of microwave and
                                                                                              other products).
------------------------------------------------------------------------------------------------------------------------------------
  William E. Rulon (71)      Trustee since    Retired. Senior Vice President,        38       Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                   Learning Academy (teach golf and
                                              franchiser of restaurants) until                computer usage to "at risk" children)
                                              January 1997.                                   since 1998; Formerly, Director,
                                                                                              Prandium, Inc. (restaurants) from
                                                                                              March 2001 until
                                                                                              July 2002.
------------------------------------------------------------------------------------------------------------------------------------
  Cornelius T. Ryan (72)     Trustee since    Founding General Partner,              38       Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                      Trust (money market fund),
                                              Bioscience Partners (venture                    Narragansett Insured Tax-Free
                                              capital partnerships) and                       Income Fund, Rocky Mountain
                                              President, Oxford Venture                       Equity Fund, Prime Cash Fund,
                                              Corporation.                                    several private companies and
                                                                                              QuadraMed Corporation
                                                                                              (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd
----------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                              Portfolios in
  Independent Trustees        Position and                                    Fund Complex
                             Length of Time                                    Overseen by    Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Tom Decker Seip (54)       Trustee since    General Partner, Seip                  38       Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                       services company) since May 2001;
                                              investment partnership);                        Director, Forward Management, Inc.
                                              formerly, President and CEO,                    (asset management) since 2001;
                                              Westaff, Inc. (temporary                        Formerly, Director, General Magic
                                              staffing), May 2001 to January                  (voice recognition software),
                                              2002; Senior Executive at the                   November 2001 until 2002; Director,
                                              Charles Schwab Corporation                      E-Finance Corporation (credit
                                              from 1983 to 1999, including                    decisioning services), 1999-2003;
                                              Chief Executive Officer,                        Director, Save-Daily.com (micro
                                              Charles Schwab Investment                       investing services), 1999-2003;
                                              Management, Inc. and Trustee,                   Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                      (pre-public internet commerce
                                              Schwab Investments from 1997                    company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994
                                              to 1997.
------------------------------------------------------------------------------------------------------------------------------------
  Candace L. Straight (56)   Trustee since    Private investor and consultant        38       Director, The Proformance Insurance
                             1999             specializing in the insurance                   Company (personal lines property
                                              industry; Formerly, Advisory                    and casualty insurance company)
                                              Director, Securitas Capital LLC                 since March 2004; Director,
                                              (a global private equity                        Providence Washington (property
                                              investment firm dedicated to                    and casualty insurance company),
                                              making investments in the                       since December 1998; Director,
                                              insurance sector), 1998 until                   Summit Global Partners (insurance
                                              December 2002.                                  brokerage firm) since October 2000.
------------------------------------------------------------------------------------------------------------------------------------
  Peter P. Trapp (59)        Trustee since    Regional Manager for Atlanta           38       None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------


            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Number of
   Trustees who are                                                           Portfolios in
 "Interested Persons"         Position and                                    Fund Complex
                             Length of Time                                    Overseen by    Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Edward I. OBrien* (75)     Trustee since    Formerly, Member, Investment           38       Director, Legg Mason, Inc. (financial
                             2000             Policy Committee, Edward                        services holding company) since
                                              Jones, 1993-2001; President,                    1993; formerly, Director, Boston
                                              Securities Industry Association                 Financial Group (real estate and tax
                                              ("SIA") (securities industry's                  shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
  Jack L. Rivkin* (63)       President and    Executive Vice President and           38       Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                       Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                           since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                    (public company) since 1997;
                                              and 2003, respectively;                         Director, Solbright, Inc. (private
                                              Executive Vice President and                    company) since 1998; Director,
                                              Chief Investment Officer,                       Infogate, Inc. (private company)
                                              Neuberger Berman since 2002                     since 1997.
                                              and 2003, respectively; Director
                                              and Chairman, NB
                                              Management since December
                                              2002; Formerly, Executive Vice
                                              President, Citigroup
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice President,
                                              Citigroup Inc. from September
                                              1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------------
  Peter E. Sundman* (45)     Chairman of      Executive Vice President,              38       Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                           (holding company) from 1999
                             Chief            (holding company) since 1999;                   through March 2003; President and
                             Executive        Head of Neuberger Berman                        Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                         1999; Director and Vice President,
                             Trustee since    Institutional Business since                    Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                 since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd
----------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Information about the Officers of the Trust



                                       Position and
 Name, Age, and Address (1)      Length of Time Served (2)                      Principal Occupation(s) (3)
-------------------------------------------------------------------------------------------------------------------------

 Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB
                                                              Management since 2000; Vice President, Neuberger
                                                              Berman since 2002 and employee since 1999; Vice
                                                              President, NB Management from 1986 to 1999; Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (four since 2002, three since 2003, and one since 2004).

 Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                              President, Neuberger Berman from 1999 until 2003; Senior
                                                              Vice President, NB Management since 2000; Controller,
                                                              NB Management until 1996; Treasurer, NB Management
                                                              from 1996 until 1999; Vice President, eleven registered
                                                              investment companies for which NB Management acts as
                                                              investment manager and administrator (three since 2000,
                                                              four since 2002, three since 2003, and one since 2004).

 Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                              Vice President, NB Management since 2000; Vice President,
                                                              NB Management from 1997 until 1999; Vice President,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (three since 2000, four since 2002, three since 2003, and
                                                              one since 2004).

 Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1991 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (seven since 2002, three since 2003 and one since 2004).

 Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1993 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (Ten since 2003 and one since 2004).



                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                        Principal Occupation(s) (3)
-------------------------------------------------------------------------------------------------------------------------

 John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                  NB Management since 1993; Assistant Treasurer, eleven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and administrator
                                                                  (seven since 2002, three since 2003, and one since
                                                                  2004).

 Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting
                             since 1996                           Officer, eleven registered investment companies for
                                                                  which NB Management acts as investment manager and
                                                                  administrator (seven since 2002, three since 2003, and
                                                                  one since 2004); Assistant Treasurer, three registered
                                                                  investment companies for which NB Management acts as
                                                                  investment manager and administrator from 1996 until
                                                                  2002.

 Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003;
                                                                  Vice President; Neuberger Berman from 1999 until 2003;
                                                                  Vice President, NB Management from 1995 until 1999;
                                                                  Vice President, eleven registered investment companies
                                                                  for which NB Management acts as investment manager and
                                                                  administrator (three since 2000, four since 2002, three
                                                                  since 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com http://www.nb.com.

Semi-Annual Report
June 30, 2004

B0734 08/04

[Logo]

Neuberger Berman
Advisers
Management
Trust

Limited
Maturity
Bond
Portfolio[RegTM]

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Limited Maturity Bond Portfolio Managers' Commentary

For the six months ended June 30, 2004, the Neuberger Berman AMT Limited Maturity Bond Portfolio returned 0.00%, compared to a -0.08% decline for the Merrill Lynch 1-3 Year Treasury Index benchmark.(2)

At the beginning of 2004, the portfolio had a relatively conservative duration of 1.3 years, moderately below the duration of the benchmark index. The portfolio's defensive posture was a reflection of our recognition that low bond yields provide only a thin cushion to offset potential price declines associated with the strengthening economy. We maintained the portfolio's conservative positioning throughout the reporting period, a stance that helped preserve shareholder capital following the surprisingly strong March employment report and the Federal Reserve's anticipated interest rate hike in June.

We employed shifts in sector allocation to take advantage of evolving opportunities in the market. Over the reporting period, we reduced our allocation to corporate securities from 49.6% of the portfolio at the beginning of the period to 39.8% at the end of June. We also steadily increased our allocation to U.S. Treasury Securities from 37.9% of the portfolio on December 31, 2003, to 45.0% at the end of June, which helped to maintain the portfolio's high credit quality. These changes are consistent with the conservative structuring of the portfolio.

As expected, the Federal Reserve Board's Open Market Committee took action by moving the Fed Funds target rate up 0.25% at its June 30 meeting. In the past, Fed Chairman Alan Greenspan has employed a measured approach to adjusting the target rate, taking small discrete steps and then patiently waiting to evaluate the impact on the economy before proceeding further. In his commentary, Mr. Greenspan has hinted that the Fed will use a similar approach in the coming months. We will continue to evaluate these factors and adjust the portfolio accordingly.

At the end of this reporting period (June 30, 2004) the portfolio had a duration of 1.3 years versus approximately 1.7 years for the Merrill Lynch 1-3 Year Treasury Index benchmark, an average Credit Quality Rating of AA, and an Average Yield to Maturity of 2.68%.

In closing, with short-term interest rates reaching historically low levels, investors in our fund have enjoyed relatively strong returns over the past few years. In this lower interest rate environment we are taking a conservative approach and protecting these gains. As interest rates rise and additional opportunities become more attractive, we will once again reach out on the risk spectrum in search of ways to create value in the fund.

Sincerely,

                                /s/ Ted Giuliano

                                /s/ John Dugenske

                                TED GIULIANO AND
                                 JOHN DUGENSKE
                             PORTFOLIO CO-MANAGERS

1. 0.49%, 4.86% and 5.18% were the average annual total returns for the 1-, 5- and 10-year periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio



Principal Amount                                                                      Rating           Market Value+
                                                                                  Moody's   S&P

U.S. Treasury Securities (45.0%)
 $  2,000,000   U.S. Treasury Bills, 0.93%, due 7/1/04                            TSY       TSY      $     2,000,000
    7,000,000   U.S. Treasury Bills, 0.98%, due 8/19/04                           TSY       TSY            6,988,709
    3,000,000   U.S. Treasury Notes, 2.13%, due 8/31/04                           TSY       TSY            3,004,335
    3,145,000   U.S. Treasury Notes, 1.88%, due 9/30/04                           TSY       TSY            3,148,931
    5,200,000   U.S. Treasury Notes, 2.13%, due 10/31/04                          TSY       TSY            5,209,953
   30,900,000   U.S. Treasury Notes, 1.63%, due 3/31/05                           TSY       TSY           30,839,652\o\o
      985,000   U.S. Treasury Notes, 1.88%, due 11/30/05                          TSY       TSY              978,190
   16,000,000   U.S. Treasury Notes, 1.88%, due 12/31/05                          TSY       TSY           15,866,880
   25,500,000   U.S. Treasury Notes, 1.88%, due 1/31/06                           TSY       TSY           25,256,959
    4,965,000   U.S. Treasury Notes, 2.25%, due 4/30/06                           TSY       TSY            4,931,059
   32,500,000   U.S. Treasury Notes, 2.00%, due 5/15/06                           TSY       TSY           32,115,330
    8,500,000   U.S. Treasury Notes, 3.00%, due 2/15/08                           TSY       TSY            8,382,794
    1,235,000   U.S. Treasury Notes, 3.25%, due 1/15/09                           TSY       TSY            1,211,265
                                                                                                     ---------------

                Total U.S. Treasury Securities (Cost $141,292,389)                                       139,934,057
                                                                                                     ---------------
U.S. Government Agency Securities (1.3%)
    4,000,000   Federal Home Loan Bank, Disc. Notes, 4.13%, due 1/14/05
                (Cost $4,022,072)                                                 AGY       AGY            4,050,760
                                                                                                     ---------------
Mortgage-Backed Securities (11.7%)

Fannie Mae
    1,354,870   Collateralized Mortgage Obligations, Planned Amortization
                Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09         AGY       AGY            1,372,904

Freddie Mac
    1,454,591   Collateralized Mortgage Obligations, Planned Amortization
                Certificates, Ser. 2592, Class PA, 4.50%, due 12/15/07            AGY       AGY            1,459,635
       13,009   Mortgage Participation Certificates, 10.00%, due 4/1/20           AGY       AGY               14,534
      678,411   Pass-Through Certificates, 5.00%, due 2/1/07                      AGY       AGY              690,971

Government National Mortgage Association
   10,781,874   Pass-Through Certificates, 6.00%, due 1/15/33 & 10/15/33          AGY       AGY           11,067,445
    6,200,001   Pass-Through Certificates, 5.00%, due 3/15/34                     AGY       AGY            6,019,038
   10,000,000   Pass-Through Certificates, 4.50%, due 6/15/34                     AGY       AGY            9,410,417
    6,500,000   5%, TBA 30 Year Maturity                                          AGY       AGY            6,296,875\oe
                                                                                                     ---------------

                Total Mortgage-Backed Securities (Cost $36,187,166)                                       36,331,819
                                                                                                     ---------------

Corporate Debt Securities (39.8%)
    1,650,000   Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05              Ba2       BB             1,707,666
    1,000,000   Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
                8.88%, due 4/1/08                                                 Ba3       BB-            1,095,000
    1,040,000   Allied Waste North America, Inc., Guaranteed Senior Notes,
                Ser. B, 7.63%, due 1/1/06                                         Ba3       BB-            1,090,700
    3,000,000   Allstate Corp., Senior Notes, 7.88%, due 5/1/05                   A1        A+             3,131,028
      975,000   American General Finance Corp., Floating Rate Notes, Ser. G,
                1.91%, due 9/20/04                                                A1        A+               976,592
    1,765,000   AT&T Wireless Services, Inc., Senior Notes, 7.35%, due 3/1/06     Baa2      BBB            1,883,430
    3,500,000   Bank One Corp., Notes, 6.50%, due 2/1/06                          Aa3       A+             3,693,582
    1,500,000   Bausch & Lomb, Inc., Notes, 6.75%, due 12/15/04                   Ba1       BBB-           1,523,841
    2,650,000   Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                  A1        A              2,805,086
    2,025,000   Beneficial Corp., Medium-Term Notes, Ser. I, 6.25%, due 1/14/05   A1        A              2,060,448
    3,800,000   Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06            A3        A              3,992,854
    2,700,000   Bombardier Capital, Inc., Notes, 7.50%, due 8/15/04               Baa3      BBB-           2,711,232**
      550,000   Brascan Corp., Notes, 8.13%, due 12/15/08                         Baa3      A-               621,364
    3,300,000   British Telecom PLC, Notes, 7.88%, due 12/15/05                   Baa1      A-             3,528,238
    1,550,000   Capital One Bank, Senior Notes, 8.25%, due 6/15/05                Baa2      BBB-           1,625,029



See Notes to Schedule of Investments   3

Schedule of Investments Limited Maturity Bond Portfolio cont'd



Principal Amount                                                                     Rating           Market Value+
                                                                                 Moody's   S&P

 $ 2,100,000   Caterpillar Financial Services Corp., Floating Rate
               Medium-Term Notes, 1.28%, due 8/16/04                               A2        A         $  2,100,368
   2,200,000   Caterpillar Financial Services Corp., Notes, 6.88%, due 8/1/04      A2        A            2,208,254
   1,700,000   CBS Corp., Guaranteed Senior Notes, 7.15%, due 5/20/05              A3        A-           1,766,397
   1,285,000   Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07        A1        A            1,410,750
   1,900,000   Comcast Cable Communications, Senior Notes, 6.38%,
               due 1/30/06                                                         Baa3      BBB          1,989,389
   3,100,000   ConocoPhillips, Notes, 8.50%, due 5/25/05                           A3        A-           3,259,194
   1,550,000   Cox Communications, Inc., Notes, 7.75%, due 8/15/06                 Baa2      BBB          1,684,501
   2,800,000   Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes, 6.40%,
               due 5/15/06                                                         A3        BBB          2,946,989
     550,000   Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06        Ba1       BB+            579,576
   1,010,000   EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05        Baa1      BBB+         1,035,204
   1,300,000   Equitable Life Assurance Society USA, Notes, 6.95%, due 12/1/05     A2        A            1,375,040**
   1,550,000   Everest Reinsurance Holdings, Inc., Senior Notes, 8.50%,
               due 3/15/05                                                         A3        A-           1,607,235
     500,000   Gap, Inc., Notes, 9.65%, due 12/15/05                               Ba2       BB+            542,500
   2,000,000   General Electric Capital Corp., Medium-Term Notes, Ser. A,
               4.25%, due 1/28/05                                                  Aaa       AAA          2,025,114
     700,000   General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06          A3        BBB            728,952
     710,000   General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07           A3        BBB            740,881
   1,250,000   Great Lakes Power, Inc., Notes, 8.30%, due 3/1/05                   Baa3      BBB-         1,293,756
   2,500,000   HCA, Inc., Notes, 5.25%, due 11/6/08                                Ba1       BBB-         2,484,538
   1,600,000   Hertz Corp., Senior Notes, 8.25%, due 6/1/05                        Baa2                   1,660,280
   1,600,000   International Lease Finance Corp., Floating Rate Notes,
               2.39%, due 7/13/04                                                  A1        AA-          1,609,939
   1,700,000   ITT Corp., Notes, 6.75%, due 11/15/05                               Ba1       BB+          1,751,000
   1,500,000   J.P. Morgan Chase & Co., Senior Notes, 5.63%, due 8/15/06           Aa3       A+           1,571,745
   4,800,000   John Deere Capital Corp., Floating Rate Senior Notes, 1.56%,
               due 8/20/04                                                         A3        A-           4,807,224
   1,850,000   Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05     Baa3      BBB-         1,929,034
   1,550,000   Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                Ba3       BBB          1,668,387
   1,100,000   Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes,
               Ser. B, 1.43%, due 8/3/04                                           Aa3       A+           1,101,119
   1,500,000   MetLife, Inc., Debentures, 3.91%, due 5/15/05                       A2        A            1,519,982
     650,000   National Rural Utilities Cooperative Finance Corp.,
               Collateral Trust, 5.25%, due 7/15/04                                A1        A+             650,583
   1,600,000   National Rural Utilities Cooperative Finance Corp.,
               Collateral Trust, 6.00%, due 5/15/06                                A1        A+           1,683,744
   3,800,000   Pacific Bell, Notes, 6.25%, due 3/1/05                              A1        A+           3,901,578
   1,600,000   Pemex Project Funding Master Trust, Guaranteed Notes, 9.13%,
               due 10/13/10                                                        Baa1      BBB-         1,832,000
     890,000   Phelps Dodge Corp., Notes, 6.38%, due 11/1/04                       Baa3      BBB-           897,344
   3,200,000   PNC Funding Corp., Guaranteed Notes, 7.00%, due 9/1/04              A2        A-           3,225,846
   1,500,000   Powergen US Funding LLC, Notes, 4.50%, due 10/15/04                 A3        BBB+         1,510,542
     705,000   Quest Diagnostics, Inc., Senior Notes, 6.75%, due 7/12/06           Baa2      BBB            752,445
   2,200,000   Raytheon Co., Notes, 6.50%, due 7/15/05                             Baa3      BBB-         2,277,323
   1,600,000   Reliant Energy Resources Corp., Notes, Ser. B, 8.13%, due 7/15/05   Ba1       BBB          1,680,645
   1,500,000   Royal Caribbean Cruises Ltd., Senior Notes, 8.13%, due 7/28/04      Ba2       BB+          1,505,250
   1,230,000   Safeway, Inc., Notes, 2.50%, due 11/1/05                            Baa2      BBB          1,222,444
   1,800,000   Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05        A3        A+           1,858,961
   1,500,000   Sprint Capital Corp., Guaranteed Notes, 7.90%, due 3/15/05          Baa3      BBB-         1,554,903
   3,110,000   Time Warner, Inc., Notes, 5.63%, due 5/1/05                         Baa1      BBB+         3,186,170
   1,770,000   Time Warner, Inc., Notes, 7.75%, due 6/15/05                        Baa1      BBB+         1,843,765
   1,550,000   Tyco International Group S.A., Guaranteed Notes, 5.88%,
               due 11/1/04                                                         Baa3      BBB          1,568,065


See Notes to Schedule of Investments   4

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio cont'd



Principal Amount                                                                    Rating        Market Value+
                                                                                Moody's   S&P

 $    3,150,000  Tyco International Group S.A., Guaranteed Notes, 6.38%,
                 due 6/15/05                                                     Baa3      BBB     $  3,247,468
      2,000,000  Tyson Foods, Inc., Notes, 6.63%, due 10/1/04                    Baa3      BBB        2,016,826
      1,875,000  Walt Disney Co., Notes, 4.88%, due 7/2/04                                 BBB+       1,875,000
      3,100,000  Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07       A3        A-         3,242,994
      1,600,000  Wells Fargo & Co., Notes, 6.63%, due 7/15/04                    Aa1       AA-        1,602,067
        810,000  Weyerhaeuser Co., Notes, 5.50%, due 3/15/05                     Baa2      BBB          827,129
                                                                                                   ------------

                 Total Corporate Debt Securities (Cost $122,500,944)                                123,806,530
                                                                                                   ------------
Foreign Government (1.9%)
  EUR 4,800,000  Bundesobligation, 3.50%, due 10/10/08
                 (Cost $6,170,564)                                               Aaa       AAA        5,853,987^
                                                                                                   ------------

Repurchase Agreements (1.6%)
      5,165,000  State Street Bank and Trust Co. Repurchase Agreement, 1.15%,
                 due 7/1/04, dated 6/30/04, Maturity Value $5,165,165,
                 Collateralized by $4,050,000 U.S. Treasury Bonds, 7.88%,
                 due 2/15/21 (Collateral Value $5,320,688)
                 (Cost $5,165,000)                                                                    5,165,000#
                                                                                                   ------------

                 Total Investments (101.3%) (Cost $315,338,135)                                     315,142,153##
                 Liabilities, less cash, receivables and other assets [(1.3%)]                       (3,899,519)
                                                                                                   ------------

                 Total Net Assets (100.0%)                                                         $311,242,634
                                                                                                   ------------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments Limited Maturity Bond Portfolio

+ Investments in securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Advisers Management Trust believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $315,338,135. Gross unrealized appreciation of investments was $1,066,701 and gross unrealized depreciation of investments was $1,262,683, resulting in net unrealized depreciation of $195,982, based on cost for U.S. Federal income tax purposes.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 2004, these securities amounted to $4,086,272 or 1.3% of net assets.

\o Security purchased on a when-issued basis. At June 30, 2004, these securities amounted to $6,296,875.

\o\o Security is segregated as collateral for when-issued purchase commitments and financial futures contracts margin.

^ Principal amount is stated in the currency in which the security is denominated.

EUR  = Euro Currency

e TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements      6

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities



                                                                                    Limited Maturity
                                                                                                Bond
Neuberger Berman Advisers Management Trust                                                 Portfolio
Assets

  Investments in securities, at market value* (Note A)-see Schedule of Investments:
====================================================================================================
  Unaffiliated issuers                                                                  $315,142,153
----------------------------------------------------------------------------------------------------
  Cash                                                                                         1,453
----------------------------------------------------------------------------------------------------
  Interest receivable                                                                      2,779,072
====================================================================================================
  Receivable for Fund shares sold                                                            236,732
----------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                            7,807
====================================================================================================
Total Assets                                                                             318,167,217
====================================================================================================
Liabilities
  Payable for forward foreign currency exchange contracts (Note C)                            38,243
====================================================================================================
  Payable for securities purchased                                                         6,310,755
----------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                           137,010
====================================================================================================
  Payable to investment manager (Note B)                                                      61,385
----------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                           98,218
====================================================================================================
  Payable for variation margin (Note A)                                                      158,281
----------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                        120,691
====================================================================================================
Total Liabilities                                                                          6,924,583
====================================================================================================
Net Assets at value                                                                     $311,242,634
====================================================================================================
Net Assets consist of:
  Paid-in capital                                                                       $311,439,634
====================================================================================================
  Undistributed net investment income (loss)                                              12,721,875
----------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                 (12,332,856)
====================================================================================================
  Net unrealized appreciation (depreciation) in value of investments                        (586,019)
====================================================================================================
Net Assets at value                                                                     $311,242,634
====================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                         23,570,820
====================================================================================================
Net Asset Value, offering and redemption price per share                                $      13.20
====================================================================================================
*Cost of investments:
  Unaffiliated issuers                                                                  $315,338,135
====================================================================================================


See Notes to Financial Statements      7




    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30,
                                                                2004 (UNAUDITED)

Statement of Operations



                                                                   Limited Maturity
                                                                               Bond
Neuberger Berman Advisers Management Trust                                Portfolio
Investment Income

Income:
Interest income (Note A)                                                $ 4,688,218
-----------------------------------------------------------------------------------
Expenses:
Investment management fee (Note B)                                          382,067
===================================================================================
Administration fee (Note B)                                                 611,308
-----------------------------------------------------------------------------------
Audit fees                                                                   16,839
===================================================================================
Custodian fees (Note B)                                                      67,507
-----------------------------------------------------------------------------------
Insurance expense                                                             2,192
===================================================================================
Legal fees                                                                   21,280
-----------------------------------------------------------------------------------
Shareholder reports                                                          22,910
===================================================================================
Trustees' fees and expenses                                                  13,453
-----------------------------------------------------------------------------------
Miscellaneous                                                                 2,334
===================================================================================
Total expenses                                                            1,139,890
Expenses reduced by custodian fee expense offset arrangement (Note B)          (214)
===================================================================================
Total net expenses                                                        1,139,676
===================================================================================
Net investment income (loss)                                              3,548,542
===================================================================================
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                       227,202
   ================================================================================
   Financial futures contracts                                              282,265
   --------------------------------------------------------------------------------
   Foreign currency                                                         333,117
   ================================================================================
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                         (3,902,011)
   --------------------------------------------------------------------------------
   Foreign currency                                                         (41,287)
   ================================================================================
   Financial futures contracts                                             (348,749)
   ================================================================================
Net gain (loss) on investments                                           (3,449,463)
===================================================================================
Net increase (decrease) in net assets resulting from operations         $    99,079
===================================================================================


See Notes to Financial Statements      8

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets



                                                                         Limited Maturity Bond Portfolio
                                                                         -------------------------------
                                                                          Six Months
                                                                               Ended               Year
                                                                            June 30,              Ended
                                                                                2004       December 31,
Neuberger Berman Advisers Management Trust                               (Unaudited)               2003

Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                            $  3,548,542      $   8,939,346
=======================================================================================================
Net realized gain (loss) on investments                                      842,584          3,068,536
-------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments       (4,292,047)        (3,818,388)
=======================================================================================================
Net increase (decrease) in net assets resulting from operations               99,079          8,189,494
=======================================================================================================
Distributions to Shareholders From:
Net investment income                                                             --        (14,350,033)
=======================================================================================================
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                 49,033,819        130,774,861
=======================================================================================================
Proceeds from reinvestment of dividends and distributions                         --         14,350,033
-------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                             (44,253,337)      (205,217,357)
=======================================================================================================
Net increase (decrease) from Fund share transactions                       4,780,482        (60,092,463)
=======================================================================================================
Net Increase (Decrease) in Net Assets                                      4,879,561        (66,253,002)
Net Assets:
Beginning of period                                                      306,363,073        372,616,075
=======================================================================================================
End of period                                                           $311,242,634      $ 306,363,073
=======================================================================================================
Undistributed net investment income (loss) at end of period             $ 12,721,875      $   9,173,333
=======================================================================================================


See Notes to Financial Statements      9

Notes to Financial Statements Limited Maturity Bond Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of market discount on long-term bonds and short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts but the Fund may not invest more than 25% of its total assets in foreign securities denominated in or indexed to

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

foreign currencies. The Fund could be exposed to risks if a counter party to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund is determined using forward foreign currency exchange rates supplied by an independent pricing service.

6 Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts.When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

For U.S. Federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

During the six months ended June 30, 2004, the Fund entered into various financial futures contracts. At June 30, 2004, open positions in financial futures contracts were as follows:

                                                                      Unrealized
    Expiration                    Open Contracts     Position       Depreciation

September 2004   415 U.S. Treasury Notes, 5 Year        Short           $348,749

At June 30, 2004, the Fund had deposited $765,000 U.S. Treasury Notes, 1.63%, due 3/31/05, in a segregated account to cover margin requirements on open financial futures contracts.

7 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

Notes to Financial Statements Limited Maturity Bond Portfolio cont'd

8 Dividends and distributions to shareholders: The Fund earns income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($21,426, $2,478,607, $3,975,890 and $6,386,624 expiring in 2005, 2006, 2007 and 2008, respectively, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2003, the Fund elected to defer $286,603 of net capital and currency losses arising between November 1, 2003 and December 31, 2003.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

Distributions Paid From:
          Ordinary Income                        Total
          2003             2002             2003             2002

   $14,350,033      $14,469,639      $14,350,033      $14,469,639

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

  Undistributed       Unrealized             Loss
       Ordinary     Appreciation    Carryforwards
         Income   (Depreciation)    and Deferrals         Total

    $11,799,768       $1,053,303     $(13,149,150)    $(296,079)

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales, foreign bond bifurcation, amortization of bond premium, and post October losses.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

11 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.40% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

The Trustees of the Trust adopted a non-fee distribution plan for the Fund.

Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has no contingent liability to Management under the agreement.

Notes to Financial Statements Limited Maturity Bond Portfolio cont'd

On October 31, 2003, Management and Neuberger Berman, LLC ("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $214.

Note C--Securities Transactions:

Cost of purchases and proceeds of sales and maturities of long-term securities (excluding short-term securities and financial futures contracts) for the six months ended June 30, 2004 were as follows:



      Purchases of U.S.   Purchases excluding U.S.   Sales and Maturities of U.S.  Sales and Maturities excluding
  Government and Agency      Government and Agency          Government and Agency      U.S. Government and Agency
            Obligations                Obligations                    Obligations                     Obligations

           $141,058,975                $27,444,051                   $107,287,168                     $36,738,221


During the six months ended June 30, 2004, the Fund entered into various contracts to deliver currencies at specified future dates. At June 30, 2004, open contracts were as follows:

             Contracts to   In Exchange  Settlement               Net Unrealized
Sell              Deliver           For        Date        Value    Depreciation

Euro Dollar     4,585,000    $5,541,431     8/23/04   $5,579,674         $38,243

Note D--Fund Share Transactions:

Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:



                                                                          For the            For the
                                                                 Six Months Ended         Year Ended
                                                                         June 30,       December 31,
                                                                             2004               2003

Shares Sold                                                             3,705,496          9,615,524
Shares Issued on Reinvestment of Dividends and Distributions                   --          1,092,088
Shares Redeemed                                                        (3,343,727)       (15,104,458)
                                                                       ----------        -----------
Total                                                                     361,769         (4,396,846)
                                                                       ----------        -----------


            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Note E--Line of Credit:

At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

Note F--Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Limited Maturity Bond Portfolio+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                             Six Months
                                                  Ended
                                               June 30,                          Year Ended December 31,
                                            -----------       ------------------------------------------------------------
                                                   2004          2003         2002         2001          2000         1999
                                            (Unaudited)

Net Asset Value, Beginning of Period             $13.20        $13.50       $13.47       $13.19        $13.24       $13.82
                                                 ------        ------       ------       ------        ------       ------
Income From Investment Operations:
Net Investment Income (Loss)                        .15           .37          .53          .74-          .77          .77
Net Gains or Losses on Securities
 (both realized and unrealized)                    (.15)         (.05)         .16          .37-          .07         (.58)
                                                 ------        ------       ------       ------        ------       ------
Total From Investment Operations                     --           .32          .69         1.11           .84          .19
                                                 ------        ------       ------       ------        ------       ------
Less Distributions From:
Net Investment Income                                --          (.62)        (.66)        (.83)         (.89)        (.77)
                                                 ------        ------       ------       ------        ------       ------
Net Asset Value, End of Period                   $13.20        $13.20       $13.50       $13.47        $13.19       $13.24
                                                 ------        ------       ------       ------        ------       ------
Total Return++                                    +0.00%**      +2.42%       +5.34%       +8.78%        +6.78%       +1.48%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)          $311.2        $306.4       $372.6       $292.8        $214.4       $248.4
Ratio of Gross Expenses to Average Net Assets#      .75%*         .74%         .76%         .73%          .76%         .76%
Ratio of Net Expenses to Average Net Assets         .75%*         .74%         .76%         .73%          .76%         .76%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                            2.32%*        2.73%        4.01%        5.63%-        5.93%        5.81%
Portfolio Turnover Rate                              49%           84%         120%          89%          109%         139%



See Notes to Financial Highlights      16

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Notes to Financial Highlights Limited Maturity Bond Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Limited Maturity Bond Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

- For fiscal years ended after December 31, 2000, funds are required by the American Institute of Certified Public Accountants to amortize premiums and discounts on fixed income securities. Accordingly, for the year ended December 31, 2001, the per share amounts and ratios shown decreased or increased as follows:

                                                                     Year Ended
                                                              December 31, 2001

  Net Investment Income                                                    (.02)
  Net Gains or Losses on Securities                                         .02
  Ratio of Net Investment Income to Average Net Assets                    (.11%)

*    Annualized.

**   Not annualized.

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees



                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex
  Independent Trustees      Length of Time                                     Overseen by     Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)      Principal Occupation(s) (3)       Trustee                Complex by Trustee

John Cannon (74)           Trustee since    Consultant. Formerly, Chairman          38         Independent Trustee or Director of
                           2000             and Chief Investment Officer,                      three series of Oppenheimer Funds:
                                            CDC Investment Advisors                            Limited Term New York Municipal
                                            (registered investment adviser)                    Fund, Rochester Fund Municipals,
                                            (1993-January 1999); prior                         and Oppenheimer Convertible
                                            thereto, President and Chief                       Securities Fund since 1992.
                                            Executive Officer, AMA
                                            Investment Advisors, an affiliate
                                            of the American Medical
                                            Association.

Faith Colish (68)          Trustee since    Counsel, Carter Ledyard &               38         Director, American Bar Retirement
                           1984             Milburn LLP (law firm) since                       Association (ABRA) since 1997
                                            October 2002; Formerly,                            (not-for-profit membership
                                            Attorney-at-Law and President,                     association).
                                            Faith Colish, A Professional
                                            Corporation, 1980 to 2002.

Walter G. Ehlers (71)      Trustee since    Consultant; Retired President           38         None.
                           1989             and Trustee, Teachers
                                            Insurance & Annuity (TIAA)
                                            and College Retirement
                                            Equities Fund (CREF).

C. Anne Harvey (66)        Trustee since    Consultant, C. A. Harvey                38         President, Board of Associates to
                           1998             Associates, since June 2001;                       The National Rehabilitation
                                            Formerly, Director, AARP, 1978                     Hospital's Board of Directors since
                                            to December 2001.                                  2002; Formerly, Member, Individual
                                                                                               Investors Advisory Committee to the
                                                                                               New York Stock Exchange Board of
                                                                                               Directors, 1998 to June 2002;
                                                                                               Member, American Savings
                                                                                               Education Council's Policy Board
                                                                                               (ASEC),1998-2000; Member,
                                                                                               Executive Committee, Crime
                                                                                               Prevention Coalition of America,
                                                                                               1997-2000.


            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex
  Independent Trustees      Length of Time                                     Overseen by     Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)      Principal Occupation(s) (3)       Trustee                Complex by Trustee

Barry Hirsch (71)          Trustee since    Attorney-at-Law. Formerly,              38         None.
                           2000             Senior Counsel, Loews
                                            Corporation (diversified
                                            financial corporation) May
                                            2002 until April 2003; formerly,
                                            Senior Vice President, Secretary
                                            and General Counsel, Loews
                                            Corporation.

Robert A. Kavesh (76)      Trustee since    Marcus Nadler Professor of              38         Director, DEL Laboratories, Inc.
                           2000             Finance and Economics                              (cosmetics and pharmaceuticals)
                                            Emeritus, New York University,                     since 1978; The Caring Community
                                            Stern School of Business.                          (not-for-profit).

Howard A. Mileaf (67)      Trustee since    Retired. Formerly, Vice                 38         Director, WHX Corporation
                           1999             President and Special Counsel,                     (holding company) since August
                                            WHX Corporation (holding                           2002; Director, WebFinancial
                                            company), 1993-2001.                               Corporation (holding company)
                                                                                               since December 2002; Director, State
                                                                                               Theatre of New Jersey (not-for-
                                                                                               profit theater) since 2000; formerly,
                                                                                               Director, Kevlin Corporation
                                                                                               (manufacturer of microwave and
                                                                                               other products).

William E. Rulon (71)      Trustee since    Retired. Senior Vice President,         38         Director, Pro-Kids Golf and
                           2000             Foodmaker, Inc. (operator and                      Learning Academy (teach golf and
                                            franchiser of restaurants) until                   computer usage to "at risk" children)
                                            January 1997.                                      since 1998; Formerly, Director,
                                                                                               Prandium, Inc. (restaurants) from
                                                                                               March 2001 until
                                                                                               July 2002.

Cornelius T. Ryan (72)     Trustee since    Founding General Partner,               38         Director, Capital Cash Management
                           2000             Oxford Partners and Oxford                         Trust (money market fund),
                                            Bioscience Partners (venture                       Narragansett Insured Tax-Free
                                            capital partnerships) and                          Income Fund, Rocky Mountain
                                            President, Oxford Venture                          Equity Fund, Prime Cash Fund,
                                            Corporation.                                       several private companies and
                                                                                               QuadraMed Corporation
                                                                                               (NASDAQ).


Trustees and Officers (Unaudited) cont'd



                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex
  Independent Trustees      Length of Time                                     Overseen by     Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)      Principal Occupation(s) (3)       Trustee                Complex by Trustee

Tom Decker Seip (54)       Trustee since    General Partner, Seip                   38         Director, H&R Block, Inc. (financial
                           2000             Investments LP (a private                          services company) since May 2001;
                                            investment partnership);                           Director, Forward Management, Inc.
                                            formerly, President and CEO,                       (asset management) since 2001;
                                            Westaff, Inc. (temporary                           Formerly, Director, General Magic
                                            staffing), May 2001 to January                     (voice recognition software),
                                            2002; Senior Executive at the                      November 2001 until 2002; Director,
                                            Charles Schwab Corporation                         E-Finance Corporation (credit
                                            from 1983 to 1999, including                       decisioning services), 1999-2003;
                                            Chief Executive Officer,                           Director, Save-Daily.com (micro
                                            Charles Schwab Investment                          investing services), 1999-2003;
                                            Management, Inc. and Trustee,                      Director, Offroad Capital Inc.
                                            Schwab Family of Funds and                         (pre-public internet commerce
                                            Schwab Investments from 1997                       company).
                                            to 1998 and Executive Vice
                                            President--Retail Brokerage,
                                            Charles Schwab Investment
                                            Management from 1994
                                            to 1997.

Candace L. Straight (56)   Trustee since    Private investor and consultant         38         Director, The Proformance Insurance
                           1999             specializing in the insurance                      Company (personal lines property
                                            industry; Formerly, Advisory                       and casualty insurance company)
                                            Director, Securitas Capital LLC                    since March 2004; Director,
                                            (a global private equity                           Providence Washington (property
                                            investment firm dedicated to                       and casualty insurance company),
                                            making investments in the                          since December 1998; Director,
                                            insurance sector), 1998 until                      Summit Global Partners (insurance
                                            December 2002.                                     brokerage firm) since October 2000.

Peter P. Trapp (59)        Trustee since    Regional Manager for Atlanta            38         None.
                           1984             Region, Ford Motor Credit
                                            Company since August 1997;
                                            Formerly, President, Ford
                                            Life Insurance Company, April
                                            1995 until August 1997.


            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                                                                Number of
                                                                              Portfolios in
      Trustees who are         Position and                                   Fund Complex
    "Interested Persons"      Length of Time                                   Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)     Trustee              Complex by Trustee

Edward I. OBrien* (75)     Trustee since    Formerly, Member, Investment          38         Director, Legg Mason, Inc. (financial
                           2000             Policy Committee, Edward                         services holding company) since
                                            Jones, 1993-2001; President,                     1993; formerly, Director, Boston
                                            Securities Industry Association                  Financial Group (real estate and tax
                                            ("SIA") (securities industry's                   shelters) 1993-1999.
                                            representative in government
                                            relations and regulatory matters
                                            at the federal and state levels)
                                            1974-1992; Adviser to SIA,
                                            November 1992-November 1993.

Jack L. Rivkin* (63)       President and    Executive Vice President and          38         Director, Dale Carnegie and
                           Trustee since    Chief Investment Officer,                        Associates, Inc. (private company)
                           December         Neuberger Berman Inc.                            since 1998; Director, Emagin Corp.
                           2002             (holding company) since 2002                     (public company) since 1997;
                                            and 2003, respectively;                          Director, Solbright, Inc. (private
                                            Executive Vice President and                     company) since 1998; Director,
                                            Chief Investment Officer,                        Infogate, Inc. (private company)
                                            Neuberger Berman since 2002                      since 1997.
                                            and 2003, respectively; Director
                                            and Chairman, NB
                                            Management since December
                                            2002; Formerly, Executive Vice
                                            President, Citigroup
                                            Investments, Inc. from
                                            September 1995 to February
                                            2002; Executive Vice President,
                                            Citigroup Inc. from September
                                            1995 to February 2002.

Peter E. Sundman* (45)     Chairman of      Executive Vice President,             38         Director, Neuberger Berman Inc.
                           the Board,       Neuberger Berman Inc.                            (holding company) from 1999
                           Chief            (holding company) since 1999;                    through March 2003; President and
                           Executive        Head of Neuberger Berman                         Director, NB Management since
                           Officer and      Inc.'s Mutual Funds and                          1999; Director and Vice President,
                           Trustee since    Institutional Business since                     Neuberger Berman Agency, Inc.
                           2000;            1999; Executive Vice President,                  since 2000.
                           President and    Neuberger Berman since 1999;
                           Chief            Principal, Neuberger Berman
                           Executive        from 1997 until 1999; Senior
                           Officer from     Vice President, NB
                           1998 to 2000     Management from 1996
                                            until 1999.


Trustees and Officers (Unaudited) cont'd

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Information about the Officers of the Trust



                                    Position and
Name, Age, and Address (1)    Length of Time Served (2)          Principal Occupation(s) (3)

Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB
                                                             Management since 2000; Vice President, Neuberger
                                                             Berman since 2002 and employee since 1999; Vice
                                                             President, NB Management from 1986 to 1999; Secretary,
                                                             eleven registered investment companies for which NB
                                                             Management acts as investment manager and administrator
                                                             (four since 2002, three since 2003, and one since 2004).

Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                             President, Neuberger Berman from 1999 until 2003; Senior
                                                             Vice President, NB Management since 2000; Controller,
                                                             NB Management until 1996; Treasurer, NB Management
                                                             from 1996 until 1999; Vice President, eleven registered
                                                             investment companies for which NB Management acts as
                                                             investment manager and administrator (three since 2000,
                                                             four since 2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                             Vice President, NB Management since 2000; Vice
                                                             President, NB Management from 1997 until 1999; Vice
                                                             President, eleven registered investment companies for which
                                                             NB Management acts as investment manager and
                                                             administrator (three since 2000, four since 2002, three since
                                                             2003, and one since 2004).

Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                             Management from 1991 to 1999; Assistant Secretary,
                                                             eleven registered investment companies for which NB
                                                             Management acts as investment manager and administrator
                                                             (seven since 2002, three since 2003 and one since 2004).

Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB
                                                             Management from 1993 to 1999; Assistant Secretary,
                                                             eleven registered investment companies for which NB
                                                             Management acts as investment manager and administrator
                                                             (Ten since 2003 and one since 2004).




                                        Position and
Name, Age, and Address (1)        Length of Time Served (2)                        Principal Occupation(s) (3)

John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                 NB Management since 1993; Assistant Treasurer, eleven
                                                                 registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (seven since 2002, three since 2003, and one since 2004).

Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                            and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                            prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                            since 1996                           eleven registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (seven since 2002, three since 2003, and one since 2004);
                                                                 Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and
                                                                 administrator from 1996 until 2002.

Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                 President; Neuberger Berman from 1999 until 2003; Vice
                                                                 President, NB Management from 1995 until 1999; Vice
                                                                 President, eleven registered investment companies for which
                                                                 NB Management acts as investment manager and
                                                                 administrator (three since 2000, four since 2002, three since
                                                                 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com http://www.nb.com.

Semi-Annual Report
June 30, 2004


B0736 08/04


[LOGO]



Neuberger Berman
Advisers
Management
Trust


Mid-Cap
Growth
Portfolio(R)

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Mid-Cap Growth Portfolio Managers' Commentary

The AMT Mid-Cap Growth Portfolio ended the first half of 2004 with a gain of 7.50%, outperforming the Russell Midcap Growth index return of 5.94%.(2) This outperformance reflected the fact that the market began rewarding stocks with solid business fundamentals as opposed to unproven growth prospects, a trend that favored our investment process. Our stock selection boosted our performance across most sectors of the portfolio.

The largest contribution to relative performance came from stock selection in the information technology, consumer discretionary and financial sectors. Stocks that did well in IT included companies that develop and provide specialized technologies to businesses such as Zebra Technologies. Within consumer discretionary, our emphasis in entertainment and leisure and specialty retail companies were some of the primary reasons for this outperformance with Royal Caribbean Cruises and PETsMART both performing well. Within the financials sector, Capital One Financial, First Marblehead, and Investors Financial Services were all strong performers, as they represent less interest rate sensitive names within that sector.

In the aggregate, our sector allocation was slightly negative on a year-to-date basis, with our underweight position in both consumer staples and healthcare accounting for much of the underperformance.

After beginning the year with strong advances, the market began trading sideways during the second quarter. In the aggregate, for the first half of 2004, the markets have confounded consensus expectations by trading in very narrow ranges with only a 7% swing on the Standard & Poor's 500 Index. As we anticipated early in the year, the equity markets have experienced substantial rotation between cyclical (materials/technology) and defensive (healthcare/staples) industries/sectors as investors reacted to the shifting economic news.

Economic forecasting is exceptionally difficult this year as we formulate the top-down part of our strategy. In addition to the initiation of a tightening cycle by the Fed, we face the expiration of some tax cuts this year, a slowing Chinese economy, U.S. political uncertainty and volatile oil prices. Like a pig in a python, the lower dollar, faster than expected U.S. growth and the strong Asian demand for commodities last year are working their way through the system and causing rates of inflation to accelerate this year. We believe that many of these influences have dissipated, however, so the Fed may not need to react as strongly as investors fear.

As investors grapple with higher inflation and the expected continuing interest rate hikes by the Fed, worries are also growing that the economy is slowing. Recently, Wal-Mart, Target and General Motors lowered their top-line forecasts. Similar to our view on inflation, we are also relatively sanguine about economic growth. It is important to note that while overall growth is fine, the composition of economic activity is changing from a mortgage refinanced/lower tax consumer-led recovery to one being sustained by corporate investment, inventory building and steady job creation.

Even though we are not pessimistic in terms of the overall economy and inflation, we are not optimistic in terms of near-term stock performance. We expect equities to struggle as profit growth slows, interest rates increase, and the Presidential election remains tight. Over the past six years, the S&P 500 is essentially flat in price while earnings have increased by a third. The market's forward P/E has collapsed from 21 to 16 during this period. However, the stock market is still not cheap, since a P/E of 16 is the long-term average. We believe P/Es will continue to wilt in the heat of the summer months. Uncertainties about next year's economy will most likely increase as more difficult earnings comparisons will begin this quarter. If fears become more intense and investors overreact, we expect poor near-term equity performance to provide a platform for better equity performance in the latter part of this year.

We have reduced our position in the materials sector to an underweight relative to the benchmark on the basis of our concerns that global growth rates have peaked. Industrials and energy remain moderately overweighted, financials moderately underweighted, utilities underweighted, and other sectors relatively neutral weighted.

We seek to continue to position the portfolio with tilts toward lower volatility stocks in higher quality companies with lower earnings variability. As interest rates move higher and growth rates slow, we believe that companies with financial strength should be favored.

Sincerely,

                               /s/ JON D. BRORSON

                                 JON D. BRORSON
                              PORTFOLIO MANAGER AND
                                  GROWTH EQUITY
                                   TEAM LEADER


                              /s/ KENNETH J. TUREK

                                KENNETH J. TUREK
                                PORTFOLIO MANAGER

1. For Class I, 22.71%, (0.14%) and 8.33% were the average annual total returns for the 1-year, 5-year and since inception (11/03/97) periods ended June 30, 2004. For Class S, 22.46%, (0.22%) and 8.26% were the average annual total returns for the 1-year, 5-year and since inception (11/03/97) periods ended June 30, 2004. Performance shown prior to February 2003 for the Class S shares is of the Class I shares, which has lower expenses and typically higher returns than the Class S shares. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The Russell Midcap[RegTM] Growth Index measures the performance of those Russell Midcap[RegTM] Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000[RegTM] Index, which represents approximately 27% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

Any ratios or other measurements using a factor of forecasted earnings of a company discussed herein are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. In addition, any revision to a forecast could affect the market price of a security. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of and does not guarantee these forecasted numbers.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Schedule of Investments Mid-Cap Growth Portfolio



Number of Shares                               Market Value+

Common Stocks (97.5%)
Aerospace (0.5%)
   78,000      Rockwell Collins                 $ 2,598,960
Biotechnology (4.0%)
  165,900      Alkermes, Inc.                     2,256,240*\P
  101,500      Celgene Corp.                      5,811,890*\P
   85,100      Gilead Sciences                    5,701,700*
   52,500      Martek Biosciences                 2,948,925*\P
  180,500      Protein Design Labs                3,452,965*
                                                -----------
                                                 20,171,720
Building, Construction & Furnishing (0.5%)
   53,600      Centex Corp.                       2,452,200
Business Services (7.4%)
  262,500      Alliance Data Systems             11,090,625*\P
  144,000      Corporate Executive Board          8,321,760
  172,500      Education Management               5,668,350*
   95,000      Getty Images                       5,700,000*\P
  123,000      Stericycle, Inc.                   6,364,020*
                                                -----------
                                                 37,144,755
Communications Equipment (1.4%)
   92,000      F5 Networks                        2,436,160*
  191,000      Juniper Networks                   4,692,870*
                                                -----------
                                                  7,129,030
Computer Related (1.7%)
  119,000      Apple Computer                     3,872,260*
   47,500      Lexmark International Group        4,585,175*
                                                -----------
                                                  8,457,435
Diversified (0.8%)
   60,500      iShares Russell 2000 Growth
               Index Fund                         3,781,250\P
Electrical & Electronics (2.2%)
  191,000      Jabil Circuit                      4,809,380*
  188,500      Molex Inc.                         6,047,080
                                                -----------
                                                 10,856,460
Energy (4.7%)
   88,500      Canadian Natural Resources         2,646,150
   79,000      Murphy Oil                         5,822,300
   92,800      Smith International                5,174,528*
  331,450      XTO Energy                         9,873,895
                                                -----------
                                                 23,516,873
Finance (2.0%)
  207,000      CapitalSource Inc.                 5,061,150*\P
  119,000      First Marblehead                   4,790,940*
                                                -----------
                                                  9,852,090
Financial Services (4.4%)
  120,500      Franklin Resources                 6,034,640
  181,000      Investors Financial Services       7,887,980\P
   82,600      Moody's Corp.                      5,340,916\P
   58,500      Piper Jaffray                      2,645,955*
                                                -----------
                                                 21,909,491

 Number of Shares                              Market Value+

Food & Beverage (0.5%)
   66,500      Constellation Brands             $ 2,469,145*
Health Care (11.0%)
   80,500      Allergan, Inc.                     7,206,360\P
  113,000      C. R. Bard                         6,401,450
  179,500      Caremark Rx                        5,912,730*
   71,500      Henry Schein                       4,514,510*
   74,500      Invitrogen Corp.                   5,363,255*\P
  102,000      Teva Pharmaceutical
                 Industries ADR                   6,863,580\P
  134,500      Varian Medical Systems            10,672,575*
   92,500      Zimmer Holdings                    8,158,500*
                                                -----------
                                                 55,092,960
Industrial (9.4%)
  126,000      American Standard                  5,079,060*
  148,000      Danaher Corp.                      7,673,800\P
  205,000      Donaldson Co.                      6,006,500
  105,000      Eaton Corp.                        6,797,700
  180,000      Fastenal Co.                      10,229,400\P
  117,500      Gentex Corp.                       4,662,400
   73,500      Harman International
                 Industries                       6,688,500
                                                -----------
                                                 47,137,360
Instruments (0.3%)
   53,735      Thermo Electron                    1,631,244*
Leisure (4.3%)
  191,000      International Game
                 Technology                       7,372,600
   50,000      Marriott International             2,494,000
  130,000      Multimedia Games                   3,486,600*\P
  184,100      Royal Caribbean Cruises            7,991,781\P
                                                -----------
                                                 21,344,981
Media (2.7%)
   73,000      E.W. Scripps                       7,665,000\P
  177,000      Univision Communications           5,651,610*\P
                                                -----------
                                                 13,316,610
Medical Equipment (3.6%)
   80,500      Advanced Neuromodulation
                 Systems                          2,640,400*\P
   58,250      Fisher Scientific
                 International                    3,363,938*\P
   44,000      INAMED Corp.                       2,765,400*
   61,900      Kinetic Concepts                   3,088,810*\P
   95,000      Kyphon Inc.                        2,677,100*
   72,000      ResMed Inc.                        3,669,120*\P
                                                -----------
                                                 18,204,768
Packing & Containers (1.1%)
  223,600      Pactiv Corp.                       5,576,584*
Paper (0.7%)
  148,500      Packaging Corp. of America         3,549,150
Pharmaceutical (0.5%)
  101,000      Elan Corp. ADR                     2,498,740*\P


See Notes to Schedule of Investments   5

Schedule of Investments Mid-Cap Growth Portfolio cont'd



Number of Shares                               Market Value+

Restaurants (1.0%)
  135,750      Applebee's International         $ 3,124,965
   61,000      Wendy's International              2,125,240
                                                -----------
                                                  5,250,205
Retail (10.4%)
  165,600      Coach, Inc.                        7,483,464*
  175,000      Nordstrom, Inc.                    7,456,750
  215,500      PETsMART, Inc.                     6,992,975\P
  182,500      Staples, Inc.                      5,349,075
  132,000      Starbucks Corp.                    5,739,360*\P
   40,000      Talbots, Inc.                      1,566,000
  177,500      Tuesday Morning                    5,147,500*
   79,500      Whole Foods Market                 7,588,275
  139,500      Williams-Sonoma                    4,597,920*\P
                                                -----------
                                                 51,921,319
Semiconductors (5.6%)
  171,500      Altera Corp.                       3,810,730*
   96,500      Broadcom Corp.                     4,513,305*\P
  126,000      Linear Technology                  4,973,220
  162,500      Microchip Technology               5,125,250
  254,500      Microsemi Corp.                    3,616,445*
  277,200      National Semiconductor             6,095,628*\P
                                                -----------
                                                 28,134,578
Software (3.6%)
   38,000      Cognos, Inc.                       1,374,080*
   97,000      Electronic Arts                    5,291,350*\P
  149,000      Mercury Interactive                7,424,670*\P
  472,000      TIBCO Software                     3,988,400*
                                                -----------
                                                 18,078,500
Technology (7.1%)
  151,000      Agilent Technologies               4,421,280*
  147,200      Check Point Software
               Technologies                       3,972,928*
  216,000      Cognizant Technology
                 Solutions                        5,488,560*
  312,000      Corning Inc.                       4,074,720*
  115,000      Symbol Technologies                1,695,100
  180,000      Zebra Technologies                15,660,000*
                                                -----------
                                                 35,312,588
Telecommunications (4.0%)
  171,500      Avaya Inc.                         2,707,985*
  700,000      Nextel Partners                   11,144,000*\P
  141,000      Western Wireless                   4,076,310*\P
   68,250      XM Satellite Radio Holdings        1,862,543*
                                                -----------
                                                 19,790,838
Transportation (2.1%)
   86,500      C.H. Robinson Worldwide            3,965,160\P
  170,800      J.B. Hunt Transport Services       6,589,464
                                                -----------
                                                 10,554,624
Total Common Stocks
(Cost $376,859,750)                             487,734,458
                                                -----------

Principal Amount                               Market Value+

Short-Term Investments (31.2%)
$144,412,300     N&B Securities Lending
                   Quality Fund, LLC          $ 144,412,300++
  11,801,401     Neuberger Berman
                   Institutional Cash Fund
                   Trust Class                   11,801,401@
                                              -------------
Total Short-Term Investments
(Cost $156,213,701)                             156,213,701#
                                              -------------

Total Investments (128.7%)
(Cost $533,073,451)                             643,948,159##
Liabilities, less cash, receivables and
other assets [(28.7%)]                         (143,415,636)
                                              -------------

Total Net Assets (100.0%)                     $ 500,532,523
                                              -------------



See Notes to Schedule of Investments   7

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Schedule of Investments Mid-Cap Growth Portfolio

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#  At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $533,073,451. Gross unrealized appreciation of investments was $116,372,343 and gross unrealized depreciation of investments was $5,497,635, resulting in net unrealized appreciation of $110,874,708, based on cost for U.S. Federal income tax purposes.

*  Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

++ Affiliated issuer (see Note A of Notes to Financial Statements).

See Notes to Financial Statements      8

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Statement of Assets and Liabilities

                                                                                             Mid-Cap
                                                                                              Growth
Neuberger Berman Advisers Management Trust                                                 Portfolio

Assets
  Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
====================================================================================================
  Unaffiliated issuers                                                                $  487,734,458
----------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                     156,213,701
----------------------------------------------------------------------------------------------------
                                                                                         643,948,159
----------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                           81,710
----------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                           6,926,343
====================================================================================================
  Receivable for Fund shares sold                                                             32,303
----------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                           79,956
----------------------------------------------------------------------------------------------------
Total Assets                                                                             651,068,471
----------------------------------------------------------------------------------------------------
Liabilities
  Payable for collateral on securities loaned (Note A)                                   144,412,300
====================================================================================================
  Payable for securities purchased                                                         5,523,216
----------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                           158,686
====================================================================================================
  Payable to investment manager-net (Note B)                                                 205,203
----------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                          117,144
====================================================================================================
  Accrued expenses and other payables                                                        119,399
----------------------------------------------------------------------------------------------------
Total Liabilities                                                                        150,535,948
----------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $  500,532,523
----------------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                     $  737,526,174
====================================================================================================
  Undistributed net investment income (loss)                                              (1,006,318)
----------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                (346,862,108)
====================================================================================================
  Net unrealized appreciation (depreciation) in value of investments                     110,874,775
----------------------------------------------------------------------------------------------------
Net Assets at value                                                                   $  500,532,523
----------------------------------------------------------------------------------------------------
Net Assets
  Class I                                                                             $  490,044,554
  ==================================================================================================
  Class S                                                                                 10,487,969
  --------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)
  Class I                                                                                 29,741,661
  ==================================================================================================
  Class S                                                                                    639,307
  --------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share
  Class I                                                                             $        16.48
  ==================================================================================================
  Class S                                                                                      16.41
  --------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
  Unaffiliated issuers                                                                $  140,751,736
  --------------------------------------------------------------------------------------------------
*Cost of investments:
  Unaffiliated issuers                                                                $  376,859,750
  --------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                     156,213,701
  --------------------------------------------------------------------------------------------------
Total cost of investments                                                             $  533,073,451
----------------------------------------------------------------------------------------------------


See Notes to Financial Statements      9


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations

                                                                                                 Mid-Cap
                                                                                                  Growth
Neuberger Berman Advisers Management Trust                                                     Portfolio

Investment Income
Income:
Dividend income-unaffiliated issuers                                                        $    847,686
========================================================================================================
Income from securities loaned-net (Note A)                                                       212,500
--------------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                            45,702
========================================================================================================
Interest income (Note A)                                                                             612
========================================================================================================
Foreign taxes withheld (Note A)                                                                   (5,175)
--------------------------------------------------------------------------------------------------------
Total income                                                                                   1,101,325
--------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                        1,270,413
--------------------------------------------------------------------------------------------------------
Administration fee (Note B):
   Class I                                                                                       696,636
   -----------------------------------------------------------------------------------------------------
   Class S                                                                                        11,555
   -----------------------------------------------------------------------------------------------------
Distribution fees (Note B):
   Class S                                                                                         9,629
   =====================================================================================================
Audit fees                                                                                        17,883
--------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                           76,088
========================================================================================================
Insurance expense                                                                                  3,345
--------------------------------------------------------------------------------------------------------
Legal fees                                                                                        31,978
========================================================================================================
Shareholder reports                                                                               36,196
--------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                       13,453
========================================================================================================
Miscellaneous                                                                                      3,210
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                 2,170,386
Investment management fee waived (Note A)                                                         (5,772)
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)  (56,971)
--------------------------------------------------------------------------------------------------------
Total net expenses                                                                             2,107,643
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  (1,006,318)
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                         18,500,552
   =====================================================================================================
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                              17,290,295
   -----------------------------------------------------------------------------------------------------
   Foreign currency                                                                                   67
   -----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                35,790,914
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             $ 34,784,596
--------------------------------------------------------------------------------------------------------


See Notes to Financial Statements      10

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets



                                                                       Mid-Cap Growth Portfolio
                                                                     ---------------------------------
                                                                        Six Months
                                                                             Ended                Year
                                                                          June 30,               Ended
                                                                              2004        December 31,
Neuberger Berman Advisers Management Trust                             (Unaudited)                2003
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                         $  (1,006,318)     $   (2,118,449)
======================================================================================================
Net realized gain (loss) on investments                                 18,500,552           4,757,260
------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments     17,290,362          97,758,431
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         34,784,596         100,397,242
------------------------------------------------------------------------------------------------------
From Fund Share Transactions (Note D):
Proceeds from shares sold:
   Class I                                                              35,122,262         191,004,176
   ===================================================================================================
   Class S                                                               5,172,857          15,372,995
   ===================================================================================================
Payments for shares redeemed:
   Class I                                                             (38,968,191)       (193,325,218)
   ===================================================================================================
   Class S                                                              (1,601,733)         (9,600,281)
   ---------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                      (274,805)          3,451,672
------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                   34,509,791         103,848,914
Net Assets:
Beginning of period                                                    466,022,732         362,173,818
------------------------------------------------------------------------------------------------------
End of period                                                        $ 500,532,523      $  466,022,732
------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period          $  (1,006,318)     $            -
------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      11

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Financial Statements Mid-Cap Growth Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Mid-Cap Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund currently offers Class I and Class S shares. Class S had no operations until February 18, 2003, other than matters relating to its organization and registration of its shares under the 1933 Act. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlements of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the six months ended June 30, 2004 was $2,420.

Notes to Financial Statements Mid-Cap Growth Portfolio cont'd

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($4,181,334, $236,225,757, $113,423,118 and $11,059,423 expiring in 2008, 2009, 2010 and 2011, respectively, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                Unrealized                Loss
                              Appreciation       Carryforwards
                            (Depreciation)       and Deferrals            Total

                               $93,111,385      $(364,889,632)   $(271,778,247)

The difference between book basis and tax basis is attributable primarily to net operating losses and the tax deferral of losses on wash sales.

7 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


8 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10 Transactions with other funds managed by Neuberger Berman Management Inc.:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $5,772. For the six months ended June 30, 2004, income earned on this investment amounted to $45,702 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

11 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

Notes to Financial Statements Mid-Cap Growth Portfolio cont'd

12 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

The Trustees of the Trust adopted a non-fee distribution plan for the Fund's Class I.

For the Fund's Class S, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Trustees of the Trust have adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class of shares, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken through December 31, 2007 to reimburse the Fund's Class I and Class S shares for their operating expenses (excluding the fees payable to Management (including the fees payable to Management with respect to the Fund's Class S shares), interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% and 1.25%, respectively, per annum of their average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund's Class I and Class S shares was required. The Fund's Class I and Class S shares each have agreed to repay Management

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

through December 31, 2010 for their excess Operating Expenses previously reimbursed by Management, so long as their annual Operating Expenses during that period do not exceed their Expense Limitations, and the repayments are made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund's Class I and Class S shares have no contingent liability to Management under these agreements.

On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $56,931.

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $40.

Note C--Securities Transactions:

During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $228,561,390 and $236,619,556, respectively.

During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $672,478, of which Neuberger received $8, Lehman received $137,306, and other brokers received $535,164.

Note D--Fund Share Transactions:

Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:


                          For the Six Months                                For the Year Ended
                          Ended June 30, 2004                                December 31, 2003
                Shares           Shares                          Shares            Shares
                  Sold         Redeemed           Total            Sold          Redeemed           Total

Class I      2,229,636       (2,484,681)       (255,045)     14,482,662       (14,738,778)       (256,116)
Class S        330,047         (101,407)        228,640       1,144,089          (733,422)        410,667


Notes to Financial Statements Mid-Cap Growth Portfolio cont'd

Note E--Line of Credit:

At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

Note F--Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Financial Highlights Mid-Cap Growth Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                           Six Months
                                                                Ended
                                                             June 30,                        Year Ended December 31,
                                                          -----------       --------------------------------------------------------
Class I+                                                         2004          2003        2002        2001       2000        1999
                                                          (Unaudited)

Net Asset Value, Beginning of Period                           $15.33       $ 11.97     $ 16.94     $ 22.48     $24.30     $ 16.22
                                                               ------       -------     -------     -------     ------     -------
Income From Investment Operations:
Net Investment Income (Loss)                                     (.03)         (.07)       (.08)       (.07)      (.09)       (.07)
Net Gains or Losses on Securities
 (both realized and unrealized)                                  1.18          3.43       (4.89)      (5.47)     (1.72)       8.55
                                                               ------       -------     -------     -------     ------     -------
Total From Investment Operations                                 1.15          3.36       (4.97)      (5.54)     (1.81)       8.48
                                                               ------       -------     -------     -------     ------     -------
Less Distributions From:
Net Capital Gains                                                  --            --          --          --       (.01)       (.40)
                                                               ------       -------     -------     -------     ------     -------
Net Asset Value, End of Period                                 $16.48       $ 15.33     $ 11.97     $ 16.94     $22.48     $ 24.30
                                                               ------       -------     -------     -------     ------     -------
Total Return++                                                  +7.50%**     +28.07%     -29.34%     -24.64%     -7.46%     +53.89%

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                        $490.0       $ 459.7     $ 362.2     $ 530.7     $624.1     $ 159.9
Ratio of Gross Expenses to Average Net Assets#                    .91%*         .89%        .95%        .91%       .98%       1.00%
Ratio of Net Expenses to Average Net Assets[sec]                  .89%*         .88%        .95%        .91%       .98%       1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets      (.42)%*       (.52)%      (.57)%      (.38)%     (.34)%      (.40)%
Portfolio Turnover Rate                                            49%          161%        124%         99%       109%        100%




                                                                                                Six Months           Period from
                                                                                                     Ended     February 18, 2003^
                                                                                                  June 30,       to December 31,
                                                                                               -----------     -----------------
Class S                                                                                               2004                  2003
                                                                                               (Unaudited)

Net Asset Value, Beginning of Period                                                                $15.28               $ 11.15
                                                                                                    ------               -------
Income From Investment Operations:
Net Investment Income (Loss)                                                                          (.05)                 (.09)
Net Gains or Losses on Securities
 (both realized and unrealized)                                                                       1.18                  4.22
                                                                                                    ------               -------
Total From Investment Operations                                                                      1.13                  4.13
                                                                                                    ------               -------
Net Asset Value, End of Period                                                                      $16.41               $ 15.28
                                                                                                    ------               -------
Total Return++                                                                                       +7.40%**             +37.04%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                                                             $ 10.5               $   6.3
Ratio of Gross Expenses to Average Net Assets#                                                        1.16%*                1.13%*
Ratio of Net Expenses to Average Net Assets[sec]                                                      1.14%*                1.11%*
Ratio of Net Investment Income (Loss) to Average Net Assets                                           (.68)%*               (.71)%*
Portfolio Turnover Rate                                                                                 49%                  161%



See Notes to Financial Highlights      18

Notes to Financial Highlights Mid-Cap Growth Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's Class I proportionate share of AMT Mid-Cap Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

[sec] After reimbursement of expenses by the investment manager. Had the investment manager not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                               Year Ended
                                             December 31,
                                                     1999

   Mid-Cap Growth Portfolio Class I                 1.08%

  After reimbursement of expenses previously paid by the investment manager. Had the investment manager not been reimbursed, the annualized ratio of net expenses to average daily net assets would have been:

                                               Year Ended
                                             December 31,
                                                     2000

   Mid-Cap Growth Portfolio Class I                 0.95%

  After waiver of a portion of the investment management fee. Had the investment manager not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                         Six Months Ended       Year Ended
                                                 June 30,     December 31,
                                                     2004             2003

   Mid-Cap Growth Portfolio Class I                 0.89%            0.89%
   Mid-Cap Growth Portfolio Class S                 1.14%            1.11%

^     The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*     Annualized.

**    Not annualized.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.


Information about the Board of Trustees



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by  Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee             Complex by Trustee

  John Cannon (74)           Trustee since    Consultant. Formerly, Chairman         38       Independent Trustee or Director of
                             2000             and Chief Investment Officer,                   three series of Oppenheimer Funds:
                                              CDC Investment Advisors                         Limited Term New York Municipal
                                              (registered investment adviser)                 Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                      and Oppenheimer Convertible
                                              thereto, President and Chief                    Securities Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an affiliate
                                              of the American Medical
                                              Association.
  Faith Colish (68)          Trustee since    Counsel, Carter Ledyard &              38       Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                    Association (ABRA) since 1997
                                              October 2002; Formerly,                         (not-for-profit membership
                                              Attorney-at-Law and President,                  association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
  Walter G. Ehlers (71)      Trustee since    Consultant; Retired President          38       None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
  C. Anne Harvey (66)        Trustee since    Consultant, C. A. Harvey               38       President, Board of Associates to
                             1998             Associates, since June 2001;                    The National Rehabilitation
                                              Formerly, Director, AARP, 1978                  Hospital's Board of Directors since
                                              to December 2001.                               2002; Formerly, Member, Individual
                                                                                              Investors Advisory Committee to the
                                                                                              New York Stock Exchange Board of
                                                                                              Directors, 1998 to June 2002;
                                                                                              Member, American Savings
                                                                                              Education Council's Policy Board
                                                                                              (ASEC),1998-2000; Member,
                                                                                              Executive Committee, Crime
                                                                                              Prevention Coalition of America,
                                                                                              1997-2000.


Trustees and Officers (Unaudited) cont'd



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by  Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee             Complex by Trustee

  Barry Hirsch (71)          Trustee since    Attorney-at-Law. Formerly,             38       None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
  Robert A. Kavesh (76)      Trustee since    Marcus Nadler Professor of             38       Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                           (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                  since 1978; The Caring Community
                                              Stern School of Business.                       ( not-for-profit).
  Howard A. Mileaf (67)      Trustee since    Retired. Formerly, Vice                38       Director, WHX Corporation
                             1999             President and Special Counsel,                  (holding company) since August
                                              WHX Corporation (holding                        2002; Director, WebFinancial
                                              company), 1993-2001.                            Corporation (holding company)
                                                                                              since December 2002; Director, State
                                                                                              Theatre of New Jersey (not-for-
                                                                                              profit theater) since 2000; formerly,
                                                                                              Director, Kevlin Corporation
                                                                                              (manufacturer of microwave and
                                                                                              other products).
  William E. Rulon (71)      Trustee since    Retired. Senior Vice President,        38       Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                   Learning Academy (teach golf and
                                              franchiser of restaurants) until                computer usage to "at risk" children)
                                              January 1997.                                   since 1998; Formerly, Director,
                                                                                              Prandium, Inc. (restaurants) from
                                                                                              March 2001 until July 2002.
  Cornelius T. Ryan (72)     Trustee since    Founding General Partner,              38       Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                      Trust (money market fund),
                                              Bioscience Partners (venture                    Narragansett Insured Tax-Free
                                              capital partnerships) and                       Income Fund, Rocky Mountain
                                              President, Oxford Venture                       Equity Fund, Prime Cash Fund,
                                              Corporation.                                    several private companies and
                                                                                              QuadraMed Corporation
                                                                                              (NASDAQ).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by  Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee             Complex by Trustee

  Tom Decker Seip (54)       Trustee since    General Partner, Seip                  38       Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                       services company) since May 2001;
                                              investment partnership);                        Director, Forward Management, Inc.
                                              formerly, President and CEO,                    (asset management) since 2001;
                                              Westaff, Inc. (temporary                        Formerly, Director, General Magic
                                              staffing), May 2001 to January                  (voice recognition software),
                                              2002; Senior Executive at the                   November 2001 until 2002; Director,
                                              Charles Schwab Corporation                      E-Finance Corporation (credit
                                              from 1983 to 1999, including                    decisioning services), 1999-2003;
                                              Chief Executive Officer,                        Director, Save-Daily.com (micro
                                              Charles Schwab Investment                       investing services), 1999-2003;
                                              Management, Inc. and Trustee,                   Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                      (pre-public internet commerce
                                              Schwab Investments from 1997                    company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994
                                              to 1997.
  Candace L. Straight (56)   Trustee since    Private investor and consultant        38       Director, The Proformance Insurance
                             1999             specializing in the insurance                   Company (personal lines property
                                              industry; Formerly, Advisory                    and casualty insurance company)
                                              Director, Securitas Capital LLC                 since March 2004; Director,
                                              (a global private equity                        Providence Washington (property
                                              investment firm dedicated to                    and casualty insurance company),
                                              making investments in the                       since December 1998; Director,
                                              insurance sector), 1998 until                   Summit Global Partners (insurance
                                              December 2002.                                  brokerage firm) since October 2000.
  Peter P. Trapp (59)        Trustee since    Regional Manager for Atlanta           38       None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.


Trustees and Officers (Unaudited) cont'd



                                                                                  Number of
                                                                                Portfolios in
      Trustees who are         Position and                                     Fund Complex
    "Interested Persons"      Length of Time                                     Overseen by  Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee             Complex by Trustee

  Edward I. OBrien* (75)     Trustee since    Formerly, Member, Investment           38       Director, Legg Mason, Inc. (financial
                             2000             Policy Committee, Edward                        services holding company) since
                                              Jones, 1993-2001; President,                    1993; formerly, Director, Boston
                                              Securities Industry Association                 Financial Group (real estate and tax
                                              ("SIA") (securities industry's                  shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
  Jack L. Rivkin* (63)       President and    Executive Vice President and           38       Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                       Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                           since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                    (public company) since 1997;
                                              and 2003, respectively;                         Director, Solbright, Inc. (private
                                              Executive Vice President and                    company) since 1998; Director,
                                              Chief Investment Officer,                       Infogate, Inc. (private company)
                                              Neuberger Berman since 2002                     since 1997.
                                              and 2003, respectively; Director
                                              and Chairman, NB
                                              Management since December
                                              2002; Formerly, Executive Vice
                                              President, Citigroup
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice President,
                                              Citigroup Inc. from September
                                              1995 to February 2002.
  Peter E. Sundman* (45)     Chairman of      Executive Vice President,              38       Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                           (holding company) from 1999
                             Chief            (holding company) since 1999;                   through March 2003; President and
                             Executive        Head of Neuberger Berman                        Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                         1999; Director and Vice President,
                             Trustee since    Institutional Business since                    Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                 since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust



                                     Position and
 Name, Age, and Address (1)    Length of Time Served (2)                      Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------

 Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB
                                                              Management since 2000; Vice President, Neuberger
                                                              Berman since 2002 and employee since 1999; Vice
                                                              President, NB Management from 1986 to 1999; Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (four since 2002, three since 2003, and one since 2004).
 Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                              President, Neuberger Berman from 1999 until 2003; Senior
                                                              Vice President, NB Management since 2000; Controller,
                                                              NB Management until 1996; Treasurer, NB Management
                                                              from 1996 until 1999; Vice President, eleven registered
                                                              investment companies for which NB Management acts as
                                                              investment manager and administrator (three since 2000,
                                                              four since 2002, three since 2003, and one since 2004).
 Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                              Vice President, NB Management since 2000; Vice
                                                              President, NB Management from 1997 until 1999; Vice
                                                              President, eleven registered investment companies for which
                                                              NB Management acts as investment manager and
                                                              administrator (three since 2000, four since 2002, three since
                                                              2003, and one since 2004).
 Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1991 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (seven since 2002, three since 2003 and one since 2004).
 Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB
                                                              Management from 1993 to 1999; Assistant Secretary,
                                                              eleven registered investment companies for which NB
                                                              Management acts as investment manager and administrator
                                                              (Ten since 2003 and one since 2004).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)




                                      Position and
 Name, Age, and Address (1)     Length of Time Served (2)                      Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------------------

 John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                  NB Management since 1993; Assistant Treasurer, eleven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (seven since 2002, three since 2003, and one since 2004).
 Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           eleven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (seven since 2002, three since 2003, and one since 2004); Assistant Treasurer, three registered
                                                                  investment companies for which NB Management acts as
                                                                  investment manager and administrator from 1996 until
                                                                  2002.
 Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President; Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, eleven registered investment companies for
                                                                  which NB Management acts as investment manager and
                                                                  administrator (three since 2000, four since 2002, three
                                                                  since 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com http://www.nb.com.

Semi-Annual Report
June 30, 2004

B0737 08/04

[LOGO]

Neuberger Berman
Advisors
Management
Trust

Partners
Portfolio(R)

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Partners Portfolio Manager's Commentary


We are pleased to report that the Partners Portfolio modestly outperformed its benchmarks, the Standard & Poor's 500 Index and the Russell 1000 Value Index, in the first half of 2004.(2)

With investors obsessing over rising interest rates, Iraq, terrorism, and the November elections, and largely ignoring excellent corporate earnings growth, stocks made only modest progress in the first half of 2004.

Investments in the energy, industrials, and financials sectors had the most favorable impact on returns. Although we were underweighted in energy relative to the Russell 1000 Value Index benchmark, the performance of our holdings nearly doubled the benchmark energy component returns. We got a "double play" from industrials, where we were overweighted and our stock selections also outperformed by a substantial margin. We were underweighted in financials and returns were modest compared to our energy and industrial sector investments, but once again stock selection contributed meaningfully to portfolio performance.

Consumer discretionary sector investments disappointed. We were overweight in consumer discretionary, the worst performing sector in the first half, and our holdings underperformed the benchmark component. We missed the ball in consumer staples, due to our focus on valuation. Our average weighting in staples was about 1.5% compared to 7.4% for the Russell 1000 Value Index and 11.2% for the S&P 500. Being so underweighted in the second best performing sector during this six-month reporting period penalized relative returns.

Looking ahead to the second half of 2004 and to 2005, we expect the economy to successfully make the transition from a monetary and fiscal stimulus generated recovery to a somewhat slower growth self-sustaining expansion. Although corporate earnings growth will slow from the torrid pace of the first and second quarters, we expect at least high single digit percentage earnings gains for the S&P 500 over the next year, making the S&P's current price/forward earnings multiple of 16 more than reasonable. Oil prices are the biggest threat to this scenario. We believe the economy can absorb $35-$40 per barrel oil, but may stall if oil prices get much higher.

Our overweighting versus the Russell 1000 Value Index in the consumer discretionary sector is a reflection of our economic outlook and the fact that we are finding high quality companies trading at what we view as bargain prices. Economists and market strategists have underestimated the consumer for the past four years, citing dozens of reasons for an imminent decline in consumer spending. Although the reasons being given today--rising interest rates, no more tax relief, and the end of the home refinancing boom--may slow consumer spending, we don't think the consumer will roll over. Consumer debt is high, but prices and financing costs will likely remain low. We note that one bad month of auto sales in June brought back big incentives including lower sticker prices and cut-rate financing packages.

Although our weighting in the consumer discretionary sector hasn't changed much over the last year, we have shifted our emphasis from retailers to advertising supported media companies. Media stocks have disappointed due to the fact that ad spending has not yet rebounded with the economy. It never does, because companies don't increase their advertising budgets until they are confident an economic recovery has legs. That confidence is now growing and we believe ad spending will accelerate in the second half of 2004. The homebuilders have been beaten down in recent months due to concerns that rising mortgage rates will slow the housing market. Because supply/demand dynamics are so favorable--there is only about three months of inventory of new homes-- and because we believe mortgage rates will remain relatively low, we think the high quality home builders will continue to prosper.

We are now nearly equal weighted in energy, because we think it may be quite some time before supply can catch up to demand. India and China alone have contributed to most of the incremental demand for oil. We have yet to see a supply side response to higher oil prices in the form of substantially increased exploration and production activity. Until we see more money spent to increase oil reserves and production, oil prices will very likely remain stubbornly high. This is not good for the economy, but it is good for energy company shareholders.

At the close of the first half of 2004, our largest weightings are in financials, consumer discretionary, healthcare, industrials and technology sectors, in that order. We think this is a good balance between economically sensitive, higher growth sectors (consumer discretionary and technology) that should do well if the economy meets our expectations and more stable growth sectors (healthcare and financials) which should provide ballast for the portfolio should the economy weaken more than we anticipate. Of course, stock selection will remain the key to superior returns.


Sincerely,

/s/ S. Basu Mullick

S. BASU MULLICK
PORTFOLIO MANAGER


1. 20.94%, 0.03% and 11.23% were the average annual total returns for the 1-year, 5-year and 10-year periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000[RegTM] Index measures the performance of the 1,000 largest companies in the Russell 3000[RegTM] Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

Any ratios or other measurements using a factor of forecasted earnings of a company discussed herein are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. In addition, any revision to a forecast could affect the market price of a security. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of and does not guarantee these forecasted numbers.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Schedule of Investments Partners Portfolio


Number of Shares                                                 Market Value+

Common Stocks (95.3%)

Advertising (1.1%)
   90,800      Omnicom Group                                      $ 6,890,812\P

Auto Related (1.3%)
  130,100      Harley-Davidson                                      8,058,394\P

Banking & Financial (5.6%)
  155,100      Fannie Mae                                          11,067,936
  264,200      Merrill Lynch                                       14,261,516
  210,800      State Street                                        10,337,632
                                                                  -----------
                                                                   35,667,084

Broadcasting (2.2%)
  150,700      Clear Channel
                 Communications                                     5,568,365\P
  279,300      EchoStar Communications                              8,588,475*
                                                                  -----------
                                                                   14,156,840

Building, Construction & Furnishing (7.1%)
  271,400      Centex Corp.                                        12,416,550\P
  236,400      Home Depot                                           8,321,280\P
  261,500      Lennar Corp.                                        11,694,280\P
   26,300      NVR, Inc.                                           12,734,460*\P
                                                                  -----------
                                                                   45,166,570

Building Materials (1.6%)
  112,900      American Standard                                    4,550,999*
   14,410      Eagle Materials Class B                                997,892
  110,800      York International                                   4,550,556
                                                                  -----------
                                                                   10,099,447

Capital Goods (1.2%)
  170,900      SPX Corp.                                            7,936,596

Communications (0.8%)
  269,500      Cablevision Systems                                  5,295,675*\P

Consumer Cyclicals (3.4%)
  139,700      Best Buy                                             7,088,378
   39,800      Black & Decker                                       2,472,774\P
   86,900      Carnival Corp.                                       4,084,300\P
  265,500      Masco Corp.                                          8,278,290
                                                                  -----------
                                                                   21,923,742

Consumer Goods & Services (1.8%)
  464,800      Cendant Corp.                                       11,378,304\P

Consumer Staples (2.3%)
  657,364      Liberty Media                                        5,909,702*
  247,000      Viacom Inc. Class B                                  8,822,840
                                                                  -----------
                                                                   14,732,542

Defense (0.9%)
   89,200      L-3 Communications
                 Holdings                                           5,958,560\P

Diversified (1.3%)
1,474,100      ABB Ltd.                                             8,065,808*

Electrical & Electronics (2.2%)
  412,300      Tyco International                                  13,663,622\P

Number of Shares                                                 Market Value+

Electronics (0.6%)
  235,940      AU Optronics                                      $  3,855,260\P

Energy (2.7%)
  123,800      Canadian Natural
                 Resources                                          3,701,620
  198,700      Cooper Cameron                                       9,676,690*
  182,300      Talisman Energy                                      3,963,202
                                                                 ------------
                                                                   17,341,512

Financial Services (17.7%)
  202,500      American Express                                    10,404,450
    5,300      Berkshire Hathaway
                 Class B                                           15,661,500*
  375,100      Citigroup Inc.                                      17,442,150
  198,649      Countrywide Financial                               13,955,092\P
  336,500      General Electric                                    10,902,600
   79,800      Goldman Sachs                                        7,513,968
  118,400      H & R Block                                          5,645,312\P
  115,900      Morgan Stanley                                       6,116,043
  257,100      PMI Group                                           11,188,992\P
  139,600      Radian Group                                         6,686,840
   89,896      XL Capital                                           6,783,552\P
                                                                 ------------
                                                                  112,300,499

Food & Beverage (0.6%)
  103,100      Constellation Brands                                 3,828,103*

Forest Products & Paper (0.6%)
   61,000      Weyerhaeuser Co.                                     3,850,320\P

Health Care (7.7%)
   67,300      Anthem, Inc.                                         6,027,388*\P
  247,600      Boston Scientific                                   10,597,280*
  159,800      Caremark Rx                                          5,263,812*
  172,500      Laboratory Corp. of
                 America Holdings                                   6,848,250*
  256,200      PacifiCare Health Systems                            9,904,692*
   27,600      Wellpoint Health Networks                            3,091,476*
  206,200      Wyeth                                                7,456,192
                                                                 ------------
                                                                   49,189,090

Insurance (3.2%)
  101,200      Aetna Inc.                                           8,602,000
  168,200      American International
                 Group                                             11,989,296
                                                                 ------------
                                                                   20,591,296

Internet (0.7%)
  173,800      Check Point Software
                 Technologies                                       4,690,862*

Machinery & Equipment (0.7%)
   54,100      Nucor Corp.                                          4,152,716\P

Metals (1.6%)
   82,900      Alcan Inc.                                           3,432,060
   87,200      Freeport-McMoRan Copper
                 & Gold                                             2,890,680
   47,900      Phelps Dodge                                         3,712,729
                                                                 ------------
                                                                   10,035,469


See Notes to Schedule of Investments   5

Schedule of Investments Partners Portfolio cont'd


Number of Shares                                                 Market Value+

Oil & Gas (2.7%)
  118,100      EOG Resources                                     $  7,051,751
  129,700      FMC Technologies                                     3,735,360*
   42,600      Kerr-McGee                                           2,290,602\P
  121,100      National-Oilwell                                     3,813,439*
                                                                 ------------
                                                                   16,891,152
Pharmaceutical (5.0%)
   69,900      AmerisourceBergen Corp.                              4,178,622\P
  126,000      Par Pharmaceutical                                   4,436,460*
  254,500      Pfizer Inc.                                          8,724,260
  351,400      Shire Pharmaceuticals
                 Group ADR                                          9,396,436*\P
  185,600      Watson Pharmaceuticals                               4,992,640*
                                                                 ------------
                                                                   31,728,418
Retail (1.0%)
  136,900      Advanced Auto Parts                                  6,048,242*
Semiconductors (3.5%)
  343,800      Applied Materials                                    6,745,356*
  166,400      Novellus Systems                                     5,231,616*
  176,200      STMicroelectronics
                 NV-New York                                        3,878,162
  803,819      Taiwan Semiconductor
               Manufacturing ADR                                    6,679,736
                                                                 ------------
                                                                   22,534,870
Software (2.3%)
  372,200      Microsoft Corp.                                     10,630,032
  216,300      PeopleSoft, Inc.                                     4,001,550*
                                                                 ------------
                                                                   14,631,582
Technology (4.8%)
  201,100      Computer Sciences                                    9,337,073*\P
  632,300      Compuware Corp.                                      4,173,180*
   49,300      IBM                                                  4,345,795
  329,200      InterActiveCorp                                      9,922,088*\P
   10,500      Lexmark International
                 Group                                              1,013,565*
  106,500      Nokia Corp. ADR                                      1,548,510
                                                                 ------------
                                                                   30,340,211
Telecommunications (1.6%)
  140,800      Nextel Communications                                3,753,728*
1,302,200      Nortel Networks                                      6,497,978*
                                                                 ------------
                                                                   10,251,706
Transportation (5.5%)
  431,900      Frontline Ltd.                                      14,862,161
  179,900      General Maritime                                     4,936,456*
   64,900      Ship Finance International                             970,255
  374,100      Teekay Shipping                                     13,983,858
                                                                 ------------
                                                                   34,752,730
Total Common Stocks
(Cost $497,391,840)                                               606,008,034
                                                                 ------------

Principal Amount                                                 Market Value+

Short-Term Investments (26.7%)
$138,495,200   N&B Securities Lending
                 Quality Fund, LLC                               $138,495,200++
31,150,587     Neuberger Berman
                 Institutional Cash Fund
                 Trust Class                                       31,150,587@
                                                                 ------------

Total Short-Term Investments
(Cost $169,645,787)                                               169,645,787#
                                                                 ------------

Total Investments (122.0%)
(Cost $667,037,627)                                               775,653,821##

Liabilities, less cash, receivables
and other assets [(22.0%)]                                       (139,642,903)
                                                                 ------------
Total Net Assets (100.0%)                                        $636,010,918
                                                                 ------------


See Notes to Schedule of Investments   7

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Schedule of Investments Partners Portfolio

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $667,037,627. Gross unrealized appreciation of investments was $117,749,299 and gross unrealized depreciation of investments was $9,133,105, resulting in net unrealized appreciation of $108,616,194, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

++   Affiliated issuer (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      8

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Statement of Assets and Liabilities



                                                                                           Partners
Neuberger Berman Advisers Management Trust                                                Portfolio
Assets

    Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
===================================================================================================
    Unaffiliated issuers                                                               $606,008,034
---------------------------------------------------------------------------------------------------
    Affiliated issuers                                                                  169,645,787
---------------------------------------------------------------------------------------------------
                                                                                        775,653,821
---------------------------------------------------------------------------------------------------
    Dividends and interest receivable                                                     2,795,061
===================================================================================================
    Receivable for securities sold                                                        2,019,931
---------------------------------------------------------------------------------------------------
    Receivable for Fund shares sold                                                       1,370,428
===================================================================================================
    Prepaid expenses and other assets                                                        43,925
---------------------------------------------------------------------------------------------------
Total Assets                                                                            781,883,166
---------------------------------------------------------------------------------------------------
Liabilities
    Payable for collateral on securities loaned (Note A)                                138,495,200
===================================================================================================
    Payable for securities purchased                                                      6,339,173
---------------------------------------------------------------------------------------------------
    Payable for Fund shares redeemed                                                        426,821
===================================================================================================
    Payable to investment manager-net (Note B)                                              281,145
---------------------------------------------------------------------------------------------------
    Payable to administrator (Note B)                                                       161,028
===================================================================================================
    Accrued expenses and other payables                                                     168,881
---------------------------------------------------------------------------------------------------
Total Liabilities                                                                       145,872,248
---------------------------------------------------------------------------------------------------
Net Assets at value                                                                    $636,010,918
---------------------------------------------------------------------------------------------------
Net Assets consist of:
    Paid-in capital                                                                    $569,877,765
===================================================================================================
    Undistributed net investment income (loss)                                            4,264,289
---------------------------------------------------------------------------------------------------
    Accumulated net realized gains (losses) on investments                              (46,747,667)
===================================================================================================
    Net unrealized appreciation (depreciation) in value of investments                  108,616,531
===================================================================================================
Net Assets at value                                                                    $636,010,918
---------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                        39,198,165
===================================================================================================
Net Asset Value, offering and redemption price per share                               $      16.23
-----------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
    Unaffiliated issuers                                                               $135,933,849
---------------------------------------------------------------------------------------------------
*Cost of investments:
    Unaffiliated issuers                                                               $497,391,840
---------------------------------------------------------------------------------------------------
    Affiliated issuers                                                                  169,645,787
---------------------------------------------------------------------------------------------------
Total cost of investments                                                              $667,037,627
---------------------------------------------------------------------------------------------------



See Notes to Financial Statements      9


         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)


Statement of Operations

                                                                                                       Partners
Neuberger Berman Advisers Management Trust                                                            Portfolio

Investment Income

Income:

Dividend income-unaffiliated issuers                                                               $  7,120,607
===============================================================================================================
Dividend income-affiliated issuers                                                                       20,736
---------------------------------------------------------------------------------------------------------------
Interest income (Note A)                                                                                    353
===============================================================================================================
Income from securities loaned-net (Note A)                                                               52,455
---------------------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                                   61,887
---------------------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                         (56,518)
---------------------------------------------------------------------------------------------------------------
Total income                                                                                          7,199,520
---------------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                               1,808,951
===============================================================================================================
Administration fee (Note B)                                                                           1,029,428
---------------------------------------------------------------------------------------------------------------
Audit fees                                                                                               17,883
===============================================================================================================
Custodian fees (Note B)                                                                                  88,075
---------------------------------------------------------------------------------------------------------------
Insurance expense                                                                                         4,802
===============================================================================================================
Legal fees                                                                                               46,536
---------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                      44,477
===============================================================================================================
Trustees' fees and expenses                                                                              13,453
---------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                             4,347
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                                        3,057,952
Investment management fee waived (Note A)                                                                (7,873)
===============================================================================================================
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)         (55,281)
---------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                    2,994,798
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                          4,204,722
---------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                                56,692,682
===============================================================================================================
   Investment securities sold in affiliated issuers                                                   2,950,224
---------------------------------------------------------------------------------------------------------------
   Foreign currency                                                                                      20,080
===============================================================================================================
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                                    (28,971,765)
---------------------------------------------------------------------------------------------------------------
   Foreign currency                                                                                         236
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                       30,691,457
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                    $ 34,896,179
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements      10

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Statement of Changes in Net Assets



                                                                                 Partners Portfolio
                                                                        --------------------------------
                                                                           Six Months
                                                                                Ended               Year
                                                                             June 30,              Ended
                                                                                 2004       December 31,
Neuberger Berman Advisers Management Trust                                (Unaudited)               2003
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                            $   4,204,722      $      59,548
========================================================================================================
Net realized gain (loss) on investments                                    59,662,986         (8,891,337)
--------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments       (28,971,529)       186,593,259
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            34,896,179        177,761,470
--------------------------------------------------------------------------------------------------------
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                  39,824,963        253,815,477
========================================================================================================
Payments for shares redeemed                                             (108,349,577)      (284,495,806)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                      (68,524,614)       (30,680,329)
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                     (33,628,435)       147,081,141
Net Assets:
Beginning of period                                                       669,639,353        522,558,212
--------------------------------------------------------------------------------------------------------
End of period                                                           $ 636,010,918      $ 669,639,353
--------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period             $   4,264,289      $      59,567
--------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      11

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Notes to Financial Statements Partners Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Partners Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlements of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the six months ended June 30, 2004 was $726,010.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

Notes to Financial Statements Partners Portfolio cont'd

Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($9,141,747, $72,177,018 and $20,760,081 expiring in 2009, 2010 and 2011, respectively, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:


Distributions Paid From:
                                                           Long-Term              Tax Return
                               Ordinary Income           Capital Gain             of Capital                  Total
                            2003             2002      2003       2002       2003           2002      2003             2002
                           $  --       $3,518,207     $  --      $  --      $  --       $169,184     $  --       $3,687,391


As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

   Undistributed           Unrealized                  Loss
        Ordinary         Appreciation         Carryforwards
          Income       (Depreciation)         and Deferrals              Total

         $59,567         $133,256,253         $(102,078,846)       $31,236,974

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

9 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

10 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

At June 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

11 Transactions with other funds managed by Neuberger Berman Management Inc.:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $7,873. For the six months ended June 30, 2004, income earned on this

Notes to Financial Statements Partners Portfolio cont'd

investment amounted to $61,887 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

The Trustees of the Trust adopted a non-fee distribution plan for the Fund.

Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has no contingent liability to Management under the agreement.

On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $55,026.

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $255.


Note C--Securities Transactions:

During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $223,970,761 and $305,223,576, respectively.

During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $772,005, of which Neuberger received $0, Lehman received $153,850, and other brokers received $618,155.


Note D--Fund Share Transactions:

Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:

                                         For the                For the
                                Six Months Ended             Year Ended
                                        June 30,           December 31,
                                            2004                   2003

Shares Sold                            2,482,972             20,169,797
Shares Redeemed                       (6,756,412)           (22,548,108)
                                      ----------            -----------
Total                                 (4,273,440)            (2,378,311)
                                      ----------            -----------

Notes to Financial Statements Partners Portfolio cont'd

Note E--Line of Credit:

At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

Note F--Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Financial Highlights Partners Portfolio+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                              Six Months
                                                                   Ended
                                                                June 30,                  Year Ended December 31,
                                                             -----------      ------------------------------------------------------
                                                                    2004        2003        2002        2001       2000        1999
                                                             (Unaudited)

Net Asset Value, Beginning of Period                              $15.40      $11.40     $15.10      $16.17      $19.64     $18.93
                                                                  ------      ------     ------       -----      ------     ------
Income From Investment Operations:
Net Investment Income (Loss)                                         .10         .00        .01         .06         .07        .11
Net Gains or Losses on Securities
 (both realized and unrealized)                                      .73        4.00      (3.64)       (.50)       (.20)      1.23
                                                                  ------      ------     ------      ------      ------     ------
Total From Investment Operations                                     .83        4.00      (3.63)       (.44)       (.13)      1.34
                                                                  ------      ------     ------      ------      ------     ------
Less Distributions From:
Net Investment Income                                                 --          --       (.07)       (.06)       (.15)      (.23)
Net Capital Gains                                                     --          --         --        (.57)      (3.19)      (.40)
                                                                  ------      ------     ------      ------      ------     ------
Total Distributions                                                   --          --       (.07)       (.63)      (3.34)      (.63)
                                                                  ------      ------     ------      ------      ------     ------
Net Asset Value, End of Period                                    $16.23      $15.40     $11.40      $15.10      $16.17     $19.64
                                                                  ------      ------     ------      ------      ------     ------
Total Return++                                                     +5.39%**   +35.09%    -24.14%      -2.83%      +0.70%     +7.37%

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                           $636.0      $669.6     $522.6      $795.4      $808.3     $989.5
Ratio of Gross Expenses to Average Net Assets#                       .89%*       .91%       .91%        .87%        .92%       .87%
Ratio of Net Expenses to Average Net Assets[sec]                     .87%*       .90%       .91%        .87%        .92%       .87%
Ratio of Net Investment Income (Loss) to Average Net Assets         1.23%*       .01%       .05%        .43%        .42%       .57%
Portfolio Turnover Rate                                               34%         76%        53%         74%         97%       112%



See Notes to Financial Highlights      18

Notes to Financial Highlights Partners Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Partners Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

[sec] After waiver of a portion of the investment management fee. Had the investment manager not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:


                                        Six Months Ended              Year Ended
                                                June 30,            December 31,
                                                    2004                    2003

                                                   0.88%                   0.90%


*     Annualized.

**    Not annualized.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees




                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee              Complex by Trustee

  John Cannon (74)           Trustee since    Consultant. Formerly, Chairman         38       Independent Trustee or Director of
                             2000             and Chief Investment Officer,                   three series of Oppenheimer Funds:
                                              CDC Investment Advisors                         Limited Term New York Municipal
                                              (registered investment adviser)                 Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                      and Oppenheimer Convertible
                                              thereto, President and Chief                    Securities Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an affiliate
                                              of the American Medical
                                              Association.
  Faith Colish (68)          Trustee since    Counsel, Carter Ledyard &              38       Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                    Association (ABRA) since 1997
                                              October 2002; Formerly,                         (not-for-profit membership
                                              Attorney-at-Law and President,                  association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
  Walter G. Ehlers (71)      Trustee since    Consultant; Retired President          38       None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
  C. Anne Harvey (66)        Trustee since    Consultant, C. A. Harvey               38       President, Board of Associates to
                             1998             Associates, since June 2001;                    The National Rehabilitation
                                              Formerly, Director, AARP, 1978                  Hospital's Board of Directors since
                                              to December 2001.                               2002; Formerly, Member, Individual
                                                                                              Investors Advisory Committee to the
                                                                                              New York Stock Exchange Board of
                                                                                              Directors, 1998 to June 2002;
                                                                                              Member, American Savings
                                                                                              Education Council's Policy Board
                                                                                              (ASEC),1998-2000; Member,
                                                                                              Executive Committee, Crime
                                                                                              Prevention Coalition of America,
                                                                                              1997-2000.


Trustees and Officers (Unaudited) cont'd




                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee              Complex by Trustee

  Barry Hirsch (71)          Trustee since    Attorney-at-Law. Formerly,             38       None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
  Robert A. Kavesh (76)      Trustee since    Marcus Nadler Professor of             38       Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                           (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                  since 1978; The Caring Community
                                              Stern School of Business.                       (not-for-profit).
  Howard A. Mileaf (67)      Trustee since    Retired. Formerly, Vice                38       Director, WHX Corporation
                             1999             President and Special Counsel,                  (holding company) since August
                                              WHX Corporation (holding                        2002; Director, WebFinancial
                                              company), 1993-2001.                            Corporation (holding company)
                                                                                              since December 2002; Director, State
                                                                                              Theatre of New Jersey (not-for-
                                                                                              profit theater) since 2000; formerly,
                                                                                              Director, Kevlin Corporation
                                                                                              (manufacturer of microwave and
                                                                                              other products).
  William E. Rulon (71)      Trustee since    Retired. Senior Vice President,        38       Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                   Learning Academy (teach golf and
                                              franchiser of restaurants) until                computer usage to "at risk" children)
                                              January 1997.                                   since 1998; Formerly, Director,
                                                                                              Prandium, Inc. (restaurants) from
                                                                                              March 2001 until July 2002.
  Cornelius T. Ryan (72)     Trustee since    Founding General Partner,              38       Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                      Trust (money market fund),
                                              Bioscience Partners (venture                    Narragansett Insured Tax-Free
                                              capital partnerships) and                       Income Fund, Rocky Mountain
                                              President, Oxford Venture                       Equity Fund, Prime Cash Fund,
                                              Corporation.                                    several private companies and
                                                                                              QuadraMed Corporation (NASDAQ).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee              Complex by Trustee

  Tom Decker Seip (54)       Trustee since    General Partner, Seip                  38       Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                       services company) since May 2001;
                                              investment partnership);                        Director, Forward Management, Inc.
                                              formerly, President and CEO,                    (asset management) since 2001;
                                              Westaff, Inc. (temporary                        Formerly, Director, General Magic
                                              staffing), May 2001 to January                  (voice recognition software),
                                              2002; Senior Executive at the                   November 2001 until 2002; Director,
                                              Charles Schwab Corporation                      E-Finance Corporation (credit
                                              from 1983 to 1999, including                    decisioning services), 1999-2003;
                                              Chief Executive Officer,                        Director, Save-Daily.com (micro
                                              Charles Schwab Investment                       investing services), 1999-2003;
                                              Management, Inc. and Trustee,                   Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                      (pre-public internet commerce
                                              Schwab Investments from 1997                    company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994
                                              to 1997.
  Candace L. Straight (56)   Trustee since    Private investor and consultant        38       Director, The Proformance Insurance
                             1999             specializing in the insurance                   Company (personal lines property
                                              industry; Formerly, Advisory                    and casualty insurance company)
                                              Director, Securitas Capital LLC                 since March 2004; Director,
                                              (a global private equity                        Providence Washington (property
                                              investment firm dedicated to                    and casualty insurance company),
                                              making investments in the                       since December 1998; Director,
                                              insurance sector), 1998 until                   Summit Global Partners (insurance
                                              December 2002.                                  brokerage firm) since October 2000.
  Peter P. Trapp (59)        Trustee since    Regional Manager for Atlanta           38       None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.


Trustees and Officers (Unaudited) cont'd



                                                                                  Number of
                                                                                Portfolios in
      Trustees who are         Position and                                     Fund Complex
    "Interested Persons"      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee              Complex by Trustee

  Edward I. OBrien* (75)     Trustee since    Formerly, Member, Investment           38       Director, Legg Mason, Inc. (financial
                             2000             Policy Committee, Edward                        services holding company) since
                                              Jones, 1993-2001; President,                    1993; formerly, Director, Boston
                                              Securities Industry Association                 Financial Group (real estate and tax
                                              ("SIA") (securities industry's                  shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
  Jack L. Rivkin* (63)       President and    Executive Vice President and           38       Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                       Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                           since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                    (public company) since 1997;
                                              and 2003, respectively;                         Director, Solbright, Inc. (private
                                              Executive Vice President and                    company) since 1998; Director,
                                              Chief Investment Officer,                       Infogate, Inc. (private company)
                                              Neuberger Berman since 2002                     since 1997.
                                              and 2003, respectively; Director
                                              and Chairman, NB
                                              Management since December
                                              2002; Formerly, Executive Vice
                                              President, Citigroup
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice President,
                                              Citigroup Inc. from September
                                              1995 to February 2002.
  Peter E. Sundman* (45)     Chairman of      Executive Vice President,              38       Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                           (holding company) from 1999
                             Chief            (holding company) since 1999;                   through March 2003; President and
                             Executive        Head of Neuberger Berman                        Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                         1999; Director and Vice President,
                             Trustee since    Institutional Business since                    Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                 since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust



                                       Position and
 Name, Age, and Address (1)      Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------
 Claudia A. Brandon (47)     Secretary since 1985             Vice President--Mutual Fund Board Relations, NB Management since 2000;
                                                              Vice President, Neuberger Berman since 2002 and employee since 1999;
                                                              Vice President, NB Management from 1986 to 1999; Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (four since 2002, three since
                                                              2003, and one since 2004).
 Robert Conti (48)           Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice President,
                                                              Neuberger Berman from 1999 until 2003; Senior Vice President, NB
                                                              Management since 2000; Controller, NB Management until 1996;
                                                              Treasurer, NB Management from 1996 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since
                                                              2002, three since 2003, and one since 2004).
 Brian P. Gaffney (50)       Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior Vice President,
                                                              NB Management since 2000; Vice President, NB Management from 1997 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator
                                                              (three since 2000, four since 2002, three since 2003, and one since
                                                              2004).
 Sheila R. James (39)        Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                              1991 to 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003 and one since 2004).
 Kevin Lyons (49)            Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                              1993 to 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (Ten since 2003 and one since 2004).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------

 John M. McGovern (34)       Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee, NB
                                                                  Management since 1993; Assistant Treasurer, eleven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, and one since 2004).
 Barbara Muinos (45)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant Vice
                             and Accounting Officer since 2002;   President, NB Management from 1993 to 1999; Treasurer and
                             prior thereto, Assistant Treasurer   Principal Financial and Accounting Officer, eleven registered
                             since 1996                           investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, and one since 2004); Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and administrator from 1996 until 2002.
 Frederic B. Soule (58)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President; Neuberger Berman from 1999 until 2003; Vice President,
                                                                  NB Management from 1995 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since
                                                                  2002, three since 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com (http://www.nb.com).

Semi-Annual Report
June 30, 2004

C0244 08/04

[LOGO]

Neuberger Berman
Advisers
Management
Trust

Regency
Portfolio

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Regency Portfolio Manager's Commentary

We are pleased to report that the Regency Portfolio outperformed its benchmark, the Russell Midcap Value Index, during the first half of 2004.(2)

Despite concern over rising interest rates, high oil prices, Iraq, and global terrorism, mid-cap stocks made solid progress in the first half of 2004. On a relative return basis, mid-cap value stocks excelled, with the Russell Midcap Value Index posting the second best performance of Russell's 21 stock market indices.

Our investments in the financial, healthcare, and energy sectors had the most favorable impact on returns. Charter One (acquired by Bank of Scotland's American subsidiary Citizens Bank) and PMI Group were our best performers in the financials sector. HMOs Oxford Health Plans (acquired by UnitedHealth) and Anthem, and hospital company Triad Hospitals were the most notable gainers in the healthcare category. XTO Energy (the portfolio's largest holding as of June 30, 2004) and Sunoco were our most rewarding investments in the energy sector.

In our opinion, fundamentals and valuations in these three industry groups remain compelling. The conventional wisdom is that rising interest rates hurt all financial companies. We believe this simply isn't true. Higher rates don't necessarily hurt many regional banks. In fact, with most commercial and home equity loans tied to the prime rate and adjusted monthly, the value of regional banks' assets can increase as interest rates trend higher. Mortgage insurer PMI Group, one of our top performers in the first half of 2004, provides another example of how rising interest rates can help financial companies. Rising home prices and a boom in mortgage refinance led many of its customers to cancel their mortgage insurance, or at best created additional costs as new policies were issued just to keep the same revenue. With mortgage rates moving higher and the refinance boom ending, PMI's margins and earnings are improving.

Our healthcare sector investments performed quite well in the first half of 2004, but in general, healthcare stocks lagged as investors remained infatuated with cyclical companies. As the pace of economic growth slows in the quarters ahead and cyclical companies' earnings growth moderates, we believe investors will come back to more stable growth sectors such as healthcare. Our healthcare sector assets are concentrated in hospital companies and HMOs with healthy balance sheets, stable cash flows, high returns on equity, and realistic prospects for consistent double-digit earnings growth in the years ahead.

Although energy was the top performing sector in the first half, we think valuations for selected energy companies remain attractive. While we doubt $35-plus oil is sustainable, we do believe long-term supply/demand dynamics will support oil prices in the mid-20s. Some energy stock valuations now reflect this long-term view, and we took profits as several holdings reached our price targets. However, we believe our remaining positions still have excellent upside potential.

We were substantially underweighted in technology and our tech sector investments declined versus a gain for the tech component of our benchmark. Hard drive maker Western Digital, which sold off as its two biggest competitors reported disappointing earnings, was the primary culprit. Over the last five years, consolidation in the disk drive business has diminished pricing pressure and restored profit margins. Although this is no longer an explosive growth business, we think a well-managed, financially strong competitor such as Western Digital can grow annualized earnings by 10-15% going forward. Adjusted for the $1.40 per share in net cash on the balance sheet, Western Digital is trading around 7.5 times trailing earnings. In our view, a high quality company trading at a multiple discount to its earnings growth rate is a legitimate bargain.

We think that the economy is out of the recovery mode and into a slower growth expansion phase. This could be bad news for companies whose valuations reflect rather lofty earnings expectations. We note that several such companies reporting second quarter earnings in early July sold off because earnings simply met rather than exceeded published forecasts. However, we think this is a good environment for value stocks, which by definition don't carry the heavy burden of optimistic earnings expectations. We are really looking forward to the upcoming second and third quarter earnings reporting seasons. It will not only give investors obsessing over macroeconomic issues something more concrete to think about, but also should call attention to what we believe are the strong fundamentals of the stocks in our portfolio.


Sincerely,

                               /s/ Andrew Wellington
                               ---------------------
                                ANDREW WELLINGTON
                                PORTFOLIO MANAGER

1. 30.92% and 9.80% were the average annual total returns for the 1-year and since inception (08/22/01) periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The Russell Midcap[RegTM] Value Index measures the performance of those Russell Midcap[RegTM] Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000[RegTM] Index, which represents approximately 27% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

Any ratios or other measurements using a factor of forecasted earnings of a company discussed herein are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. In addition, any revision to a forecast could affect the market price of a security. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of and does not guarantee these forecasted numbers.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Regency Portfolio



Number of Shares                                         Market Value+

Common Stocks (97.1%)
Auto Related (9.3%)
     38,900           AutoNation, Inc.                   $    665,190*\P
     24,300           AutoZone, Inc.                        1,946,430*\P
     41,500           Borg-Warner Automotive                1,816,455
     32,200           Johnson Controls                      1,718,836
     33,800           Lear Corp.                            1,993,862
                                                         ------------
                                                            8,140,773
Banking & Financial (8.1%)
     48,600           First Horizon National                2,209,842
     62,300           IndyMac Bancorp                       1,968,680
     33,700           North Fork Bancorp                    1,282,285\P
     28,700           TCF Financial                         1,666,035\P
                                                         ------------
                                                            7,126,842
Business Services (2.2%)
     37,200           Manpower Inc.                         1,888,644
Consumer Cyclicals (6.6%)
     29,500           Black & Decker                        1,832,835\P
     24,300           Mohawk Industries                     1,781,919*
     31,400           Whirlpool Corp.                       2,154,040\P
                                                         ------------
                                                            5,768,794
Financial Services (13.0%)
     30,400           Ambac Financial Group                 2,232,576\P
     26,300           Bear Stearns                          2,217,353\P
     49,800           CIT Group                             1,906,842
     42,450           GreenPoint Financial                  1,685,265
     47,100           Radian Group                          2,256,090
     49,700           Waddell & Reed Financial              1,098,867
                                                         ------------
                                                           11,396,993
Food & Beverage (5.9%)
     62,700           Constellation Brands                  2,328,051*
    126,400           Del Monte Foods                       1,284,224*
     63,200           Fresh Del Monte Produce               1,597,064\P
                                                         ------------
                                                            5,209,339
Health Care (14.0%)
     22,100           Anthem, Inc.                          1,979,276*\P
     42,000           Coventry Health Care                  2,053,800*
     43,150           Davita, Inc.                          1,330,314*
      9,700           Laboratory Corp. of
                        America Holdings                      385,090*
     20,900           Omnicare, Inc.                          894,729
     14,000           Oxford Health Plans                     770,560
     52,300           Triad Hospitals                       1,947,129*
     31,700           Universal Health Services
                        Class B                             1,454,713
     34,000           WellChoice Inc.                       1,407,600*
                                                         ------------
                                                           12,223,211
Insurance (8.0%)
     21,800           Arch Capital Group                      869,384*
     13,600           Endurance Specialty
                        Holdings                              473,280

Number of Shares                                         Market Value+

     28,100           PartnerRe Ltd.                     $  1,594,113
     44,900           PMI Group                             1,954,048
     39,900           RenaissanceRe Holdings                2,152,605
                                                         ------------
                                                            7,043,430
Manufacturing (2.7%)
     50,000           SPX Corp.                             2,322,000
Oil & Gas (8.2%)
      8,000           Equitable Resources                     413,680
     65,600           Pioneer Natural Resources             2,301,248\P
     31,600           Sunoco, Inc.                          2,010,392
     83,057           XTO Energy                            2,474,268
                                                         ------------
                                                            7,199,588
Restaurants (2.0%)
     83,600           Darden Restaurants                    1,717,980
Retail (9.9%)
     74,900           Foot Locker                           1,823,066
     43,300           Liz Claiborne                         1,557,934
    102,700           Pier 1 Imports                        1,816,763
     47,900           Reebok International                  1,723,442\P
     36,400           V. F. Corp.                           1,772,680
                                                         ------------
                                                            8,693,885
Technology (4.2%)
     56,400           Computer Associates                   1,582,584
    245,800           Western Digital                       2,128,628*
                                                         ------------
                                                            3,711,212
Transportation (2.6%)
     31,650           Canadian National Railway             1,379,624
     21,500           CNF Inc.                                893,540
                                                         ------------
                                                            2,273,164
Utilities, Electric & Gas (0.4%)
      7,700           PPL Corp.                               353,430
Total Common Stocks
(Cost $75,565,876)
                                                           85,069,285
                                                         ------------
Principal Amount
Short-Term Investments (26.1%)
$18,178,200           N&B Securities Lending
                        Quality Fund, LLC                  18,178,200++
  4,671,478           Neuberger Berman
                        Institutional Cash Fund
                        Trust Class                         4,671,478@
                                                         ------------
Total Short-Term Investments
(Cost $22,849,678)
                                                           22,849,678#
                                                         ------------
Total Investments (123.2%)
(Cost $98,415,554)
                                                          107,918,963##
Liabilities, less cash, receivables and
other assets [(23.2%)]
                                                          (20,339,041)
                                                         ------------
Total Net Assets (100.0%)
                                                         $ 87,579,922
                                                         ------------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments Regency Portfolio

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#  At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $98,415,554. Gross unrealized appreciation of investments was $10,450,313 and gross unrealized depreciation of investments was $946,904, resulting in net unrealized appreciation of $9,503,409, based on cost for U.S. Federal income tax purposes.

*  Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

++ Affiliated issuer (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      6

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities



                                                                                            Regency
Neuberger Berman Advisers Management Trust                                                Portfolio
Assets

  Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
===================================================================================================
  Unaffiliated issuers                                                                 $ 85,069,285
---------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                     22,849,678
---------------------------------------------------------------------------------------------------
                                                                                        107,918,963
---------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                          51,557
===================================================================================================
  Receivable for Fund shares sold                                                            37,095
---------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                           1,618
---------------------------------------------------------------------------------------------------
Total Assets                                                                            108,009,233
---------------------------------------------------------------------------------------------------
Liabilities
  Payable for collateral on securities loaned (Note A)                                   18,178,200
===================================================================================================
  Payable for securities purchased                                                        2,181,127
---------------------------------------------------------------------------------------------------
  Payable to investment manager-net (Note B)                                                 36,275
===================================================================================================
  Payable to administrator (Note B)                                                          19,939
---------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                        13,770
---------------------------------------------------------------------------------------------------
Total Liabilities                                                                        20,429,311
---------------------------------------------------------------------------------------------------
Net Assets at value                                                                    $ 87,579,922
---------------------------------------------------------------------------------------------------
Net Assets consist of:
  Paid-in capital                                                                      $ 72,625,173
===================================================================================================
  Undistributed net investment income (loss)                                                132,360
---------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                  5,318,968
===================================================================================================
  Net unrealized appreciation (depreciation) in value of investments                      9,503,421
---------------------------------------------------------------------------------------------------
Net Assets at value                                                                    $ 87,579,922
---------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                         6,714,726
---------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                               $      13.04
---------------------------------------------------------------------------------------------------
+Securities on loan, at market value:
  Unaffiliated issuers                                                                 $ 17,668,938
===================================================================================================
*Cost of investments:
  Unaffiliated issuers                                                                 $ 75,565,876
===================================================================================================
  Affiliated issuers                                                                     22,849,678
---------------------------------------------------------------------------------------------------
Total cost of investments                                                              $ 98,415,554
---------------------------------------------------------------------------------------------------



See Notes to Financial Statements      7


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations

                                                                                                 Regency
Neuberger Berman Advisers Management Trust                                                     Portfolio
Investment Income

Income:
Dividend income-unaffiliated issuers                                                          $  455,749
========================================================================================================
Interest income (Note A)                                                                             468
--------------------------------------------------------------------------------------------------------
Income from securities loaned-net (Note A)                                                         3,007
========================================================================================================
Income from investments in affiliated issuers (Note A)                                            12,641
--------------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                                   (1,102)
--------------------------------------------------------------------------------------------------------
Total income                                                                                     470,763
--------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee (Notes A & B)                                                          202,058
========================================================================================================
Administration fee (Note B)                                                                      110,213
--------------------------------------------------------------------------------------------------------
Audit fees                                                                                        12,975
========================================================================================================
Custodian fees (Note B)                                                                           25,841
--------------------------------------------------------------------------------------------------------
Insurance expense                                                                                    428
========================================================================================================
Legal fees                                                                                         4,261
--------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                5,353
========================================================================================================
Trustees' fees and expenses                                                                       13,453
--------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                      1,033
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                   375,615
Investment management fee waived (Note A)                                                         (1,597)
Expenses reduced by custodian fee expense offset and commission recapture arrangements            (8,607)
  (Note B)
--------------------------------------------------------------------------------------------------------
Total net expenses                                                                               365,411
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                     105,352
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                          5,500,326
========================================================================================================
   Foreign currency                                                                                  (84)
--------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                                (231,847)
========================================================================================================
   Foreign currency                                                                                   (5)
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                 5,268,390
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               $5,373,742
--------------------------------------------------------------------------------------------------------



See Notes to Financial Statements      8

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



Statement of Changes in Net Assets

Neuberger Berman Advisers Management Trust



                                                                              Regency Portfolio
                                                                         ----------------------------
                                                                         Six Months
                                                                              Ended              Year
                                                                            June 30,            Ended
                                                                               2004      December 31,
                                                                         (Unaudited)             2003

Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                            $   105,352       $    27,008
=====================================================================================================
Net realized gain (loss) on investments                                   5,500,242         1,919,313
-----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments        (231,852)       10,999,097
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           5,373,742        12,945,418
-----------------------------------------------------------------------------------------------------
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                28,728,439        19,790,809
=====================================================================================================
Payments for shares redeemed                                             (6,379,065)       (1,956,147)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                     22,349,374        17,834,662
-----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                    27,723,116        30,780,080
Net Assets:
Beginning of period                                                      59,856,806        29,076,726
-----------------------------------------------------------------------------------------------------
End of period                                                           $87,579,922       $59,856,806
-----------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period             $   132,360       $    27,008
-----------------------------------------------------------------------------------------------------



See Notes to Financial Statements      9

Notes to Financial Statements Regency Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Regency Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($65,315 expiring in 2010, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

Distributions Paid From:
                                              Tax Return
                      Ordinary Income         of Capital             Total
                      2003       2002      2003       2002      2003       2002

                      $  --   $24,825     $  --    $24,550     $  --    $49,375

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

               Undistributed        Unrealized               Loss
                    Ordinary      Appreciation      Carryforwards
                      Income    (Depreciation)      and Deferrals         Total

                     $27,008        $9,619,314          $(65,315)    $9,581,007

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

Notes to Financial Statements Regency Portfolio cont'd

9 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

At June 30, 2004, the Fund paid Neuberger $1,085 under the Agreement.

Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

10 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

11 Transactions with other funds managed by Neuberger Berman Management Inc.:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended June 30, 2004, such waived fees amounted to $1,597. For the six months ended June 30, 2004, income earned on this investment amounted to $12,641 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

The Trustees of the Trust adopted a non-fee distribution plan for the Fund.

Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2004, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has no contingent liability to Management under the agreement.

On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or

Notes to Financial Statements Regency Portfolio cont'd

accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $8,581.

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $26.

Note C--Securities Transactions:

During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $49,120,497 and $26,567,389, respectively.

During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $102,687, of which Neuberger received $81, Lehman received $22,890, and other brokers received $79,716.

Note D--Fund Share Transactions:

Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:

                                      For the                  For the
                             Six Months Ended               Year Ended
                                     June 30,             December 31,
                                         2004                     2003

Shares Sold                         2,278,380                1,897,693
Shares Redeemed                      (514,344)                (214,566)
                                    ---------                ---------
Total                               1,764,036                1,683,127
                                    ---------                ---------

Note E--Line of Credit:

At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

Note F--Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Financial Highlights Regency Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                                Six Months                                      Period from
                                                                     Ended                                 August 22, 2001^
                                                                  June 30,        Year Ended December 31,   to December 31,
                                                               -----------       ------------------------  ----------------
                                                                      2004          2003           2002                2001
                                                               (Unaudited)

Net Asset Value, Beginning of Period                               $12.09         $ 8.90         $ 9.97              $10.00
                                                                   ------         ------         ------              ------
Income From Investment Operations:
Net Investment Income (Loss)                                          .02            .01           (.00)                .01
Net Gains or Losses on Securities
 (both realized and unrealized)                                       .93           3.18         ( 1.05)               (.04)
                                                                   ------         ------         ------              ------
Total From Investment Operations                                      .95           3.19         ( 1.05)               (.03)
                                                                   ------         ------         ------              ------
Less Distributions From:
Net Investment Income                                                  --             --           (.01)                 --
Tax Return of Capital                                                  --             --           (.01)                 --
                                                                   ------         ------         ------              ------
Total Distributions                                                    --             --           (.02)                 --
                                                                   ------         ------         ------              ------
Net Asset Value, End of Period                                     $13.04         $12.09         $ 8.90              $ 9.97
                                                                   ------         ------         ------              ------
Total Return++                                                      +7.86%**      +35.84%        -10.56%              -0.30%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                            $ 87.6         $ 59.9         $ 29.1              $ 23.8
Ratio of Gross Expenses to Average Net Assets#                       1.02%*         1.16%          1.28%               1.50%*
Ratio of Net Expenses to Average Net Assets[sec]                      .99%*         1.16%          1.28%               1.50%*
Ratio of Net Investment Income (Loss) to Average Net Assets           .29%*          .07%          (.02)%               .36%*
Portfolio Turnover Rate                                                37%            55%            81%                 71%



See Notes to Financial Highlights      15

Notes to Financial Highlights Regency Portfolio

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

[sec] After reimbursement of expenses by the investment manager. Had the investment manager not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                                            Period from
                                                     August 22, 2001 to
                                                      December 31, 2001

                                                                  1.69%

      After reimbursement of expenses previously paid by the investment manager. Had the investment manager not been reimbursed, the annualized ratio of net expenses to average daily net assets would have been:

                                                             Year Ended
                                                      December 31, 2002

                                                                  1.23%

      After waiver of a portion of the investment management fee. Had the investment manager not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                     Six Months Ended        Year Ended
                                             June 30,      December 31,
                                                 2004              2003

                                                1.00%             1.17%

^     The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*     Annualized.

**    Not annualized.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.


Information about the Board of Trustees



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Portfolios in
                             Position and                                      Fund Complex
  Independent Trustees      Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)      Principal Occupation(s) (3)        Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

 John Cannon (74)           Trustee since     Consultant. Formerly, Chairman         38       Independent Trustee or Director of
                            2000              and Chief Investment Officer,                   three series of Oppenheimer Funds:
                                              CDC Investment Advisors                         Limited Term New York Municipal
                                              (registered investment adviser)                 Fund, Rochester Fund Municipals,
                                              (1993-January 1999); prior                      and Oppenheimer Convertible
                                              thereto, President and Chief                    Securities Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an affiliate
                                              of the American Medical
                                              Association.
------------------------------------------------------------------------------------------------------------------------------------
 Faith Colish (68)          Trustee since     Counsel, Carter Ledyard &              38       Director, American Bar Retirement
                            1984              Milburn LLP (law firm) since                    Association (ABRA) since 1997
                                              October 2002; Formerly,                         (not-for-profit membership
                                              Attorney-at-Law and President,                  association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
 Walter G. Ehlers (71)      Trustee since     Consultant; Retired President          38       None.
                            1989              and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
 C. Anne Harvey (66)        Trustee since     Consultant, C. A. Harvey               38       President, Board of Associates to
                            1998              Associates, since June 2001;                    The National Rehabilitation
                                              Formerly, Director, AARP, 1978                  Hospital's Board of Directors since
                                              to December 2001.                               2002; Formerly, Member, Individual
                                                                                              Investors Advisory Committee to the
                                                                                              New York Stock Exchange Board of
                                                                                              Directors, 1998 to June 2002;
                                                                                              Member, American Savings
                                                                                              Education Council's Policy Board
                                                                                              (ASEC),1998-2000; Member,
                                                                                              Executive Committee, Crime
                                                                                              Prevention Coalition of America,
                                                                                              1997-2000.
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Portfolios in
                             Position and                                      Fund Complex
  Independent Trustees      Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)      Principal Occupation(s) (3)        Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

 Barry Hirsch (71)           Trustee since    Attorney-at-Law. Formerly,             38       None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Kavesh (76)       Trustee since    Marcus Nadler Professor of            38       Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                          (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                 since 1978; The Caring Community
                                              Stern School of Business.                      (not-for-profit).
------------------------------------------------------------------------------------------------------------------------------------
 Howard A. Mileaf (67)       Trustee since    Retired. Formerly, Vice               38       Director, WHX Corporation
                             1999             President and Special Counsel,                 (holding company) since August
                                              WHX Corporation (holding                       2002; Director, WebFinancial
                                              company), 1993-2001.                           Corporation (holding company)
                                                                                             since December 2002; Director, State
                                                                                             Theatre of New Jersey (not-for-
                                                                                             profit theater) since 2000; formerly,
                                                                                             Director, Kevlin Corporation
                                                                                             (manufacturer of microwave and
                                                                                             other products).
------------------------------------------------------------------------------------------------------------------------------------
 William E. Rulon (71)       Trustee since    Retired. Senior Vice President,       38       Director, Pro-Kids Golf and
                             2000             Foodmaker, Inc. (operator and                  Learning Academy (teach golf and
                                              franchiser of restaurants) until               computer usage to "at risk" children)
                                              January 1997.                                  since 1998; Formerly, Director,
                                                                                             Prandium, Inc. (restaurants) from
                                                                                             March 2001 until
                                                                                             July 2002.
------------------------------------------------------------------------------------------------------------------------------------
 Cornelius T. Ryan (72)      Trustee since    Founding General Partner,             38       Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                     Trust (money market fund),
                                              Bioscience Partners (venture                   Narragansett Insured Tax-Free
                                              capital partnerships) and                      Income Fund, Rocky Mountain
                                              President, Oxford Venture                      Equity Fund, Prime Cash Fund,
                                              Corporation.                                   several private companies and
                                                                                             QuadraMed Corporation
                                                                                             (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Portfolios in
                             Position and                                      Fund Complex
  Independent Trustees      Length of Time                                      Overseen by   Other Directorships Held Outside Fund
Name, Age, and Address (1)     Served (2)      Principal Occupation(s) (3)        Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

 Tom Decker Seip (54)        Trustee since    General Partner, Seip                  38       Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                       services company) since May 2001;
                                              investment partnership);                        Director, Forward Management, Inc.
                                              formerly, President and CEO,                    (asset management) since 2001;
                                              Westaff, Inc. (temporary                        Formerly, Director, General Magic
                                              staffing), May 2001 to January                  (voice recognition software),
                                              2002; Senior Executive at the                   November 2001 until 2002; Director,
                                              Charles Schwab Corporation                      E-Finance Corporation (credit
                                              from 1983 to 1999, including                    decisioning services), 1999-2003;
                                              Chief Executive Officer,                        Director, Save-Daily.com (micro
                                              Charles Schwab Investment                       investing services), 1999-2003;
                                              Management, Inc. and Trustee,                   Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                      (pre-public internet commerce
                                              Schwab Investments from 1997                    company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994
                                              to 1997.
------------------------------------------------------------------------------------------------------------------------------------
 Candace L. Straight (56)    Trustee since    Private investor and consultant        38       Director, The Proformance Insurance
                             1999             specializing in the insurance                   Company (personal lines property
                                              industry; Formerly, Advisory                    and casualty insurance company)
                                              Director, Securitas Capital LLC                 since March 2004; Director,
                                              (a global private equity                        Providence Washington (property
                                              investment firm dedicated to                    and casualty insurance company),
                                              making investments in the                       since December 1998; Director,
                                              insurance sector), 1998 until                   Summit Global Partners (insurance
                                              December 2002.                                  brokerage firm) since October 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Peter P. Trapp (59)         Trustee since    Regional Manager for Atlanta           38       None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Portfolios in
      Trustees who are         Position and                                    Fund Complex
    "Interested Persons"      Length of Time                                    Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

 Edward I. OBrien* (75)      Trustee since    Formerly, Member, Investment           38       Director, Legg Mason, Inc. (financial
                             2000             Policy Committee, Edward                        services holding company) since
                                              Jones, 1993-2001; President,                    1993; formerly, Director, Boston
                                              Securities Industry Association                 Financial Group (real estate and tax
                                              ("SIA") (securities industry's                  shelters) 1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
 Jack L. Rivkin* (63)        President and    Executive Vice President and           38       Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                       Associates, Inc. (private company)
                             December         Neuberger Berman Inc.                           since 1998; Director, Emagin Corp.
                             2002             (holding company) since 2002                    (public company) since 1997;
                                              and 2003, respectively;                         Director, Solbright, Inc. (private
                                              Executive Vice President and                    company) since 1998; Director,
                                              Chief Investment Officer,                       Infogate, Inc. (private company)
                                              Neuberger Berman since 2002                     since 1997.
                                              and 2003, respectively; Director
                                              and Chairman, NB
                                              Management since December
                                              2002; Formerly, Executive Vice
                                              President, Citigroup
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice President,
                                              Citigroup Inc. from September
                                              1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------------
 Peter E. Sundman* (45)      Chairman of      Executive Vice President,              38       Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc.                           (holding company) from 1999
                             Chief            (holding company) since 1999;                   through March 2003; President and
                             Executive        Head of Neuberger Berman                        Director, NB Management since
                             Officer and      Inc.'s Mutual Funds and                         1999; Director and Vice President,
                             Trustee since    Institutional Business since                    Neuberger Berman Agency, Inc.
                             2000;            1999; Executive Vice President,                 since 2000.
                             President and    Neuberger Berman since 1999;
                             Chief            Principal, Neuberger Berman
                             Executive        from 1997 until 1999; Senior
                             Officer from     Vice President, NB
                             1998 to 2000     Management from 1996
                                              until 1999.
------------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust



-------------------------------------------------------------------------------------------------------------------------------
                                     Position and
 Name, Age, and Address (1)    Length of Time Served (2)                      Principal Occupation(s) (3)
-------------------------------------------------------------------------------------------------------------------------------

 Claudia A. Brandon (47)       Secretary since 1985              Vice President--Mutual Fund Board Relations, NB
                                                                 Management since 2000; Vice President, Neuberger
                                                                 Berman since 2002 and employee since 1999; Vice
                                                                 President, NB Management from 1986 to 1999; Secretary,
                                                                 eleven registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (four since 2002, three since 2003, and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------
 Robert Conti (48)             Vice President since 2000         Senior Vice President, Neuberger Berman since 2003; Vice
                                                                 President, Neuberger Berman from 1999 until 2003; Senior
                                                                 Vice President, NB Management since 2000; Controller,
                                                                 NB Management until 1996; Treasurer, NB Management
                                                                 from 1996 until 1999; Vice President, eleven registered
                                                                 investment companies for which NB Management acts as
                                                                 investment manager and administrator (three since 2000,
                                                                 four since 2002, three since 2003, and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------
 Brian P. Gaffney (50)         Vice President since 2000         Managing Director, Neuberger Berman since 1999; Senior
                                                                 Vice President, NB Management since 2000; Vice
                                                                 President, NB Management from 1997 until 1999; Vice
                                                                 President, eleven registered investment companies for which
                                                                 NB Management acts as investment manager and
                                                                 administrator (three since 2000, four since 2002, three since
                                                                 2003, and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------
 Sheila R. James (39)          Assistant Secretary since 2002    Employee, Neuberger Berman since 1999; Employee, NB
                                                                 Management from 1991 to 1999; Assistant Secretary,
                                                                 eleven registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (seven since 2002, three since 2003 and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------
 Kevin Lyons (49)              Assistant Secretary since 2003    Employee, Neuberger Berman since 1999; Employee, NB
                                                                 Management from 1993 to 1999; Assistant Secretary,
                                                                 eleven registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (Ten since 2003 and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



-------------------------------------------------------------------------------------------------------------------------------
                                     Position and
 Name, Age, and Address (1)    Length of Time Served (2)                      Principal Occupation(s) (3)
-------------------------------------------------------------------------------------------------------------------------------

 John M. McGovern (34)         Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee,
                                                                    NB Management since 1993; Assistant Treasurer, eleven
                                                                    registered investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (seven since 2002, three since 2003, and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------
 Barbara Muinos (45)           Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                               and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                               prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                               since 1996                           eleven registered investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (seven since 2002, three since 2003, and one since 2004); Assistant Treasurer, three registered
                                                                    investment companies for which NB Management acts as
                                                                    investment manager and administrator from 1996 until
                                                                    2002.
-------------------------------------------------------------------------------------------------------------------------------
 Frederic B. Soule (58)        Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President; Neuberger Berman from 1999 until 2003; Vice
                                                                    President, NB Management from 1995 until 1999; Vice
                                                                    President, eleven registered investment companies for
                                                                    which NB Management acts as investment manager and
                                                                    administrator (three since 2000, four since 2002, three
                                                                    since 2003, and one since 2004).
-------------------------------------------------------------------------------------------------------------------------------


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com http://www.nb.com.

Semi-Annual Report                                       [NEUBERGER BERMAN LOGO]
June 30, 2004


                        Neuberger Berman
                        Advisers
                        Management
                        Trust

                        Socially
                        Responsive
                        Portfolio[RegTM]


B0738 08/04

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Socially Responsive Portfolio Managers' Commentary
--------------------------------------------------

In the first six months of 2004, the Socially Responsive Portfolio posted a positive return, but underperformed its Standard & Poor's 500 Index and Russell 1000 Value Index benchmarks.(2)

During this reporting period, investors seemed to focus on the negatives--the increased probability of Federal Reserve rate hikes, high oil prices, Iraq, and the threat of terrorism--instead of the positives--consistently good economic data and strong corporate earnings growth. Although the leading market indices stayed in a tight trading range, there was significant volatility within and across market sectors, creating a difficult environment for investors.

Energy sector investments had the most positive impact on our total returns, with Newfield Exploration, and Cimarex Energy finishing on our top-ten performance list. We began accumulating energy stocks when our research indicated that global demand was outpacing supply, creating an imbalance that would likely result in higher energy prices and better earnings for energy companies. That is precisely what happened and we were rewarded for our commitment to energy stocks. Despite good gains over the last year, we think selected energy stocks still offer value. The world has been waiting for oil prices to come down from current levels. Although OPEC has been doing its best to bring prices down, strikes by oil field workers in Norway and Nigeria, and pipeline sabotage in Iraq has crimped supply and energy inventories remain low. With energy demand usually strongest in the second half of the year, we doubt inventories can be increased sufficiently to bring prices down any time soon.

Healthcare sector investments also contributed to returns, with Millipore, Quest Diagnostics, and long-standing holding UnitedHealth Group making our top-ten performance list. UnitedHealth Group, one of our most consistent and best performers in recent years, is reshaping the healthcare maintenance organization (HMO) business through innovative, cost effective, customer-friendly services. For the past five years, UnitedHealth has been ranked among the highest in its industry for customer satisfaction. The company provides a personalized approach to healthcare and offers its plan members comprehensive online medical resources, including the best available disease management practices, treatments, and alternative care. UnitedHealth has been able to grow internally by gaining market share from competitors. In addition, this year it has made two major acquisitions, Mid Atlantic Medical, which closed in the first quarter, and Oxford Health, which is scheduled to close in the third quarter. We are confident that UnitedHealth's strong management team will be able to successfully integrate these acquisitions, enhancing future growth. Through technological innovation and strategic management decisions, UnitedHealth is committed to lowering healthcare costs while providing superior healthcare services supported by evidence-based medicine. As a result, we believe that UnitedHealth will be part of the solution to addressing our country's larger healthcare problems.

Our consumer discretionary investments disappointed, with UnitedGlobalCom, Liberty Media Group, and Comcast retreating. Several factors combined to pressure Comcast stock. First, investors were discomforted by Comcast's unsolicited bid for Disney. Then investors became concerned when the Regional Bell Operating Companies (RBOCs) began discussing new fiber strategies that could facilitate competing broadband video services. Finally, shareholders became disappointed when advertising spending failed to rebound along with the economy. We doubt Comcast will make another run at Disney or try to buy another "content" company. Although the RBOCs appear serious about competing with cable companies by offering video services, it will take a lot of time and money for them to improve their broadband infrastructure to make this possible. Over the next few years, we believe cable television companies including Comcast will have more success capturing telephony business from the telephone companies than the telcos will have winning over cable television subscribers. As a whole, advertising spending has disappointed. However, due to giant Comcast's (20 million homes served) interconnection agreements with other large cable television operators, CATV is now getting a bigger and more profitable share of the advertising dollar. Gone are the days when cable television advertising was primarily low cost spots for local businesses. Now they are selling higher cost ads to national advertisers. This should improve Comcast's and other CATV operators advertising profits.

The economy appears to be moving from the robust recovery stage to a slower growth expansion phase. This is an economic environment in which good companies should be able to distinguish themselves. In 2003's "rising tide lifts all boats" market, virtually every stock moved higher. Over the last six months, negative investor sentiment restrained market performance. Barring any unforeseen event that derails the economy, we believe investor sentiment will improve and investors will reward companies that execute on their business plans and deliver solid earnings growth. Put another way, stock selection will be even more critical in delivering returns. We believe this presents an opportunity for us to demonstrate the effectiveness of our independent, research driven, value-oriented discipline, applied in a socially responsive manner.

Sincerely,

                               /s/ Arthur Moretti
                               ------------------

                               /s/ Ingrid Dyott
                               ----------------

                        ARTHUR MORETTI AND INGRID DYOTT
                             PORTFOLIO CO-MANAGERS

1. 17.44%, 2.14% and 4.68% were the average annual total returns for the 1-year, 5-year and since inception (02/18/99) periods ended June 30, 2004. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/amtperformance. The performance information does not reflect fees and expenses of the variable annuity and variable life insurance policies or the pension plans whose proceeds are invested in the portfolio.

2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000[RegTM]Index measures the performance of the 1,000 largest companies in the Russell 3000[RegTM] Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

Any ratios or other measurements using a factor of forecasted earnings of a company discussed herein are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. In addition, any revision to a forecast could affect the market price of a security. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of and does not guarantee these forecasted numbers.

The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2004 Neuberger Berman Management Inc., distributor. All rights reserved.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Schedule of Investments Socially Responsive Portfolio
-----------------------------------------------------



Number of Shares                                                   Market Value+

Common Stocks (95.6%)
Banking & Financial (6.8%)
   6,825            Fifth Third Bancorp                             $   367,048
   9,400            State Street                                        460,976
                                                                    -----------
                                                                        828,024
Business Services (3.6%)
   8,635            Manpower Inc.                                       438,399
Consumer Cyclicals (3.1%)
   8,975            Target Corp.                                        381,168
Diversified (3.7%)
   8,550            Danaher Corp.                                       443,318
Energy (2.5%)
   5,660            BP PLC ADR                                          303,206
Financial Services (6.6%)
   3,225            Ambac Financial Group                               236,844
   5,385            Citigroup Inc.                                      250,402
   3,300            Goldman Sachs                                       310,728
                                                                    -----------
                                                                        797,974
Health Products & Services (6.6%)
   4,925            Quest Diagnostics                                   418,379
   6,245            UnitedHealth Group                                  388,751
                                                                    -----------
                                                                        807,130
Industrial Gases (3.7%)
  11,200            Praxair, Inc.                                       446,992
Insurance (6.4%)
   1,330            Progressive Corp.                                   113,449
   4,450            RenaissanceRe Holdings                              240,078
  11,425            Willis Group Holdings                               427,866
                                                                    -----------
                                                                        781,393
Media (8.9%)
  11,025            Comcast Corp. Class A
                      Special                                           304,400*
  53,662            Liberty Media                                       482,422*
   3,373            Liberty Media International
                     Class A                                            125,138*
  23,243            UnitedGlobalCom                                     168,744*
                                                                    -----------
                                                                      1,080,704
Oil & Gas (7.9%)
  12,050            Cimarex Energy                                      364,272*
  10,765            Newfield Exploration                                600,041*
                                                                    -----------
                                                                        964,313
Oil Services (1.7%)
   7,800            Helmerich & Payne                                   203,970
Pharmaceutical (4.6%)
   3,400            Millipore Corp.                                     191,658*
   8,175            Novartis AG ADR                                     363,787
                                                                    -----------
                                                                        555,445

Number of Shares                                                   Market Value+

Real Estate (5.4%)
   7,375            AMB Property                                  $   255,396
  13,325            Equity Residential                                396,152
                                                                  -----------
                                                                      651,548
Technology (9.1%)
  10,050            Dell Inc.                                         359,991*
  11,787            National Instruments                              361,272
  16,650            Teradyne, Inc.                                    377,955*
                                                                  -----------
                                                                    1,099,218
Technology--Semiconductor (5.0%)
  17,700            Altera Corp.                                      393,294*
   8,850            Texas Instruments                                 213,993
                                                                  -----------
                                                                      607,287
Telecommunications (3.3%)
  18,300            Vodafone Group ADR                                404,430
Transportation (3.9%)
  10,737            Canadian National Railway                         468,026
Utilities (2.8%)
   2,300            National Grid Transco                              90,091\P
  32,500            National Grid Transco ADR                         250,702
                                                                  -----------
                                                                      340,793
Total Common Stocks
(Cost $10,102,070)                                                 11,603,338
                                                                  -----------
Principal Amount
Repurchase Agreements (5.3%)
$646,000            State Street Bank and
                      Trust Co., Repurchase
                      Agreement, 1.15%, due
                      7/1/04, dated
                      6/30/04, Maturity
                      Value $646,021,
                      Collateralized by
                      $500,000 U.S. Treasury
                      Bonds, 8.13%, due
                      8/15/19 (Collateral
                      Value $666,585)
                      (Cost $646,000)                                 646,000#
                                                                  -----------
Short-Term Investments (0.7%)
  80,000            N&B Securities Lending
                      Quality Fund, LLC
                      (Cost $80,000)                                   80,000++#
                                                                  -----------
Total Investments (101.6%)
(Cost $10,828,070)                                                 12,329,338##
Liabilities, less cash, receivables and other
assets [(1.6%)]                                                      (193,213)
                                                                  -----------
Total Net Assets (100.0%)                                         $12,136,125
                                                                  -----------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments Socially Responsive Portfolio
--------------------------------------------------------------

+ Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2004, the cost of investments for U.S. Federal income tax purposes was $10,828,070. Gross unrealized appreciation of investments was $1,567,560 and gross unrealized depreciation of investments was $66,292, resulting in net unrealized appreciation of $1,501,268, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

++   Affiliated issuer (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      6

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------



                                                                                         Socially
                                                                                       Responsive
Neuberger Berman Advisers Management Trust                                              Portfolio

Assets

  Investments in securities, at market value*+ (Note A)-see Schedule of Investments:
-------------------------------------------------------------------------------------------------
  Unaffiliated issuers                                                                $12,249,338
-------------------------------------------------------------------------------------------------
  Affiliated issuers                                                                       80,000
=================================================================================================
                                                                                       12,329,338
=================================================================================================
  Cash                                                                                        623
-------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                        28,915
=================================================================================================
  Receivable for securities sold                                                           14,565
-------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                          24,275
=================================================================================================
  Receivable from administrator-net (Note B)                                                  291
-------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                           337
=================================================================================================
Total Assets                                                                           12,398,344
-------------------------------------------------------------------------------------------------
Liabilities
  Payable for collateral on securities loaned (Note A)                                     80,000
=================================================================================================
  Payable for securities purchased                                                        102,634
-------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                         56,459
=================================================================================================
  Payable to investment manager (Note B)                                                    5,118
-------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                      18,008
=================================================================================================
Total Liabilities                                                                         262,219
=================================================================================================
Net Assets at value                                                                   $12,136,125
=================================================================================================
Net Assets consist of:
  Paid-in capital                                                                     $10,649,501
=================================================================================================
  Undistributed net investment income (loss)                                                1,956
-------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                  (16,503)
-------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                    1,501,171
=================================================================================================
Net Assets at value                                                                   $12,136,125
=================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                         964,093
=================================================================================================
Net Asset Value, offering and redemption price per share                              $     12.59
=================================================================================================
+Securities on loan, at market value:
  Unaffiliated issuers                                                                $    78,340
  ===============================================================================================
*Cost of investments:
  Unaffiliated issuers                                                                $10,748,070
  ===============================================================================================
  Affiliated issuers                                                                       80,000
=================================================================================================
Total cost of investments                                                             $10,828,070
=================================================================================================



See Notes to Financial Statements      7


     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Statement of Operations
-----------------------

                                                                                             Socially
                                                                                           Responsive
Neuberger Berman Advisers Management Trust                                                  Portfolio
Investment Income

Income:
Dividend income-unaffiliated issuers                                                         $ 66,336
=====================================================================================================
Interest income (Note A)                                                                        3,143
-----------------------------------------------------------------------------------------------------
Income from securities loaned-net (Note A)                                                         36
=====================================================================================================
Foreign taxes withheld (Note A)                                                                (2,844)
=====================================================================================================
Total income                                                                                   66,671
=====================================================================================================
Expenses:
Investment management fee (Notes A & B)                                                        27,366
=====================================================================================================
Administration fee (Note B)                                                                    14,926
-----------------------------------------------------------------------------------------------------
Audit fees                                                                                     12,975
=====================================================================================================
Custodian fees (Note B)                                                                        12,850
-----------------------------------------------------------------------------------------------------
Insurance expense                                                                                  55
=====================================================================================================
Legal fees                                                                                        571
-----------------------------------------------------------------------------------------------------
Shareholder reports                                                                             4,636
=====================================================================================================
Trustees' fees and expenses                                                                    13,453
-----------------------------------------------------------------------------------------------------
Miscellaneous                                                                                   1,009
=====================================================================================================
Total expenses                                                                                 87,841
Expenses reimbursed by administrator (Note B)                                                 (22,544)
Expenses reduced by custodian fee expense offset and commission recapture arrangements           (582)
  (Note B)
=====================================================================================================
Total net expenses                                                                             64,715
=====================================================================================================
Net investment income (loss)                                                                    1,956
=====================================================================================================
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
   Investment securities sold in unaffiliated issuers                                         184,030
   ==================================================================================================
   Foreign currency                                                                                11
   --------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities in unaffiliated issuers                                                9,599
   --------------------------------------------------------------------------------------------------
   Foreign currency                                                                              (278)
   --------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                193,362
=====================================================================================================
Net increase (decrease) in net assets resulting from operations                              $195,318
=====================================================================================================



See Notes to Financial Statements      8

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------



                                                                        Socially Responsive Portfolio
                                                                        -----------------------------
                                                                         Six Months
                                                                              Ended              Year
                                                                           June 30,             Ended
                                                                               2004      December 31,
Neuberger Berman Advisers Management Trust                              (Unaudited)              2003
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                            $     1,956      $    (4,833)
====================================================================================================
Net realized gain (loss) on investments                                     184,041           75,287
----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           9,321        1,736,081
====================================================================================================
Net increase (decrease) in net assets resulting from operations             195,318        1,806,535
====================================================================================================
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                 4,991,248        3,210,506
====================================================================================================
Payments for shares redeemed                                               (792,527)      (2,247,312)
====================================================================================================
Net increase (decrease) from Fund share transactions                      4,198,721          963,194
====================================================================================================
Net Increase (Decrease) in Net Assets                                     4,394,039        2,769,729
Net Assets:
Beginning of period                                                       7,742,086        4,972,357
====================================================================================================
End of period                                                           $12,136,125      $ 7,742,086
====================================================================================================
Undistributed net investment income (loss) at end of period             $     1,956      $        --
====================================================================================================



See Notes to Financial Statements      9

Notes to Financial Statements Socially Responsive Portfolio
-----------------------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Socially Responsive Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of ten separate operating series (each a "Series," collectively, the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board of Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, generally are distributed in October. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($163,765 expiring in 2010, determined as of December 31, 2003), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     As of December 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis was as follows:

                                  Unrealized                Loss
                                Appreciation       Carryforwards
                              (Depreciation)       and Deferrals           Total

                                  $1,455,071          $(163,765)      $1,291,306

     The difference between book basis and tax basis is attributable primarily to net operating losses, the tax deferral of losses on wash sales and the recharacterization of income due to REIT holdings.

7 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Series are charged to that Series. Expenses of the Trust that are not directly attributed to a Series are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Series or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

8 Security lending: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at

Notes to Financial Statements Socially Responsive Portfolio cont'd
------------------------------------------------------------------

     least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Neuberger guaranteed minimum revenue to the Fund under the Agreement, and received a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee.

     The Agreement has been renewed and approved by the Board of Trustees as of July 1, 2004 with substantially the same terms. Under this current Agreement, Neuberger guarantees minimum revenue to the Fund and receives any revenue earned in excess of the guaranteed amount as a lending agency fee.

     At June 30, 2004, the Fund paid Neuberger $236 under the Agreement.

     Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

9 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

10 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     The Trustees of the Trust adopted a non-fee distribution plan for the Fund.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

     Management has contractually undertaken through December 31, 2007 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of its average daily net assets (the "Expense Limitation"). Moreover, Management has voluntarily committed to reimburse certain expenses, as stated above, for an additional 0.20% per annum of the Fund's average daily net assets to maintain the Fund's Operating Expenses at 1.30%. Management may, at its sole discretion, terminate this additional voluntary reimbursement commitment without notice. For the six months ended June 30, 2004, such excess expenses amounted to $22,544. The Fund has agreed to repay Management through December 31, 2010 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended June 30, 2004, there was no reimbursement to Management. At June 30, 2004, the Fund has a contingent liability to Management under this agreement of $194,675, not repaid through June 30, 2004.

     On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

     On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended June 30, 2004, the impact of this arrangement was a reduction of $566.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $16.

     Note C--Securities Transactions:

     During the six months ended June 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $5,384,632 and $1,315,362, respectively.

     During the six months ended June 30, 2004, brokerage commissions on securities transactions amounted to $10,079, of which Neuberger received $0, Lehman received $1,683, and other brokers received $8,396.

     Notes to Financial Statements Socially Responsive Portfolio cont'd
     ------------------------------------------------------------------

     Note D--Fund Share Transactions:

     Share activity for the six months ended June 30, 2004 and for the year ended December 31, 2003 was as follows:



                                                  For the               For the
                                         Six Months Ended            Year Ended
                                                 June 30,          December 31,
                                                     2004                  2003

     Shares Sold                                  400,658               298,458
     Shares Redeemed                              (63,597)             (212,199)
                                                  -------              --------
     Total                                        337,061                86,259
                                                  -------              --------


     Note E--Line of Credit:

     At June 30, 2004, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interes t is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $150,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2004, nor had the Fund utilized this line of credit at any time prior to that date.

     Note F--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Financial Highlights Socially Responsive Portfolio+
---------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++



                                                  Six Months                                                            Period from
                                                       Ended                                                      February 18, 1999^
                                                    June 30,                  Year Ended December 31,                to December 31,
                                                 -----------      ---------------------------------------------  ------------------
                                                        2004        2003         2002         2001        2000              1999
                                                 (Unaudited)

Net Asset Value, Beginning of Period                  $12.35      $ 9.19      $ 10.78       $11.17      $11.54            $10.00
                                                      ------      ------      -------       ------      -------           ------
Income From Investment Operations:
Net Investment Income (Loss)                             .00        (.01)        (.01)          --        (.04)              .03
Net Gains or Losses on Securities
 (both realized and unrealized)                          .24        3.17        (1.58)        (.39)       (.17)             1.51
                                                      ------      ------      -------       ------      ------            ------
Total From Investment Operations                         .24        3.16        (1.59)        (.39)       (.21)             1.54
                                                      ------      ------      -------       ------      ------            ------
Less Distributions From:
Net Investment Income                                     --          --           --           --        (.03)               --
Net Capital Gains                                         --          --           --           --        (.13)               --
                                                      ------      ------      -------       ------      ------            ------
Total Distributions                                       --          --           --           --        (.16)               --
                                                      ------      ------      -------       ------      ------            ------
Net Asset Value, End of Period                        $12.59      $12.35      $  9.19       $10.78      $11.17            $11.54
                                                      ------      ------      -------       ------      ------            ------
Total Return++                                         +1.94%**   +34.39%      -14.75%       -3.58%      -1.61%           +15.40%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)               $ 12.1      $  7.7       $  5.0       $  3.6       $ 2.2             $ 1.3
Ratio of Gross Expenses to Average Net Assets#          1.31%*      1.35%        1.52%        1.59%       1.68%             1.68%*
Ratio of Net Expenses to Average Net Assets[sec]        1.30%*      1.34%        1.51%        1.53%       1.54%             1.53%*
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                   .04%*      (.08)%       (.07)%        .04%       (.33)%             .35%*
Portfolio Turnover Rate                                   14%         45%          38%         277%         92%               72%



See Notes to Financial Highlights      15

Notes to Financial Highlights Socially Responsive Portfolio
-----------------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Socially Responsive Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset and commission recapture arrangements.

[sec] After reimbursement of expenses by the investment manager. Had the investment manager not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:


                                                                          Period from
          Six Months                                                February 18, 1999
      Ended June 30,              Year Ended December 31,             to December 31,
                2004       2003       2002       2001       2000                 1999

               1.75%      2.30%      2.87%      4.33%      2.40%                9.04%



^     The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*     Annualized.

**    Not annualized.

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

Trustees and Officers (Unaudited)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.


Information about the Board of Trustees



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

John Cannon (74)             Trustee since    Consultant. Formerly, Chairman         38        Independent Trustee or Director of
                             2000             and Chief Investment Officer,                    three series of Oppenheimer Funds:
                                              CDC Investment Advisors                          Limited Term New York Municipal Fund,
                                              (registered investment adviser)                  Rochester Fund Municipals, and
                                              (1993-January 1999); prior                       Oppenheimer Convertible Securities
                                              thereto, President and Chief                     Fund since 1992.
                                              Executive Officer, AMA
                                              Investment Advisors, an
                                              affiliate of the American
                                              Medical Association.
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (68)            Trustee since    Counsel, Carter Ledyard &              38        Director, American Bar Retirement
                             1984             Milburn LLP (law firm) since                     Association (ABRA) since 1997
                                              October 2002; Formerly,                          (not-for-profit membership
                                              Attorney-at-Law and President,                   association).
                                              Faith Colish, A Professional
                                              Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (71)        Trustee since    Consultant; Retired President          38        None.
                             1989             and Trustee, Teachers
                                              Insurance & Annuity (TIAA)
                                              and College Retirement
                                              Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (66)          Trustee since    Consultant, C. A. Harvey               38        President, Board of Associates to
                             1998             Associates, since June 2001;                     The National Rehabilitation
                                              Formerly, Director, AARP, 1978                   Hospital's Board of Directors since
                                              to December 2001.                                2002; Formerly, Member, Individual
                                                                                               Investors Advisory Committee to the
                                                                                               New York Stock Exchange Board of
                                                                                               Directors, 1998 to June 2002; Member,
                                                                                               American Savings Education Council's
                                                                                               Policy Boar (ASEC),1998-2000; Member,
                                                                                               Executive Committee, Crime Prevention
                                                                                               Coalition of America 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------


Trustees and Officers (Unaudited) cont'd
----------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

Barry Hirsch (71)            Trustee since    Attorney-at-Law. Formerly,             38        None.
                             2000             Senior Counsel, Loews
                                              Corporation (diversified
                                              financial corporation) May
                                              2002 until April 2003; formerly,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (76)        Trustee since    Marcus Nadler Professor of             38        Director, DEL Laboratories, Inc.
                             2000             Finance and Economics                            (cosmetics and pharmaceuticals)
                                              Emeritus, New York University,                   since 1978; The Caring Community
                                              Stern School of Business.                        (not-for-profit).

------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)        Trustee since    Retired. Formerly, Vice                38        Director, WHX Corporation (holding
                             1999             President and Special Counsel,                   company) since August 2002; Director,
                                              WHX Corporation (holding                         WebFinancial Corporation (holding
                                              company), 1993-2001.                             company) since December 2002;
                                                                                               Director, State Theatre of New
                                                                                               Jersey (not-for-profit theater) since
                                                                                               2000; formerly, Director, Kevlin
                                                                                               Corporation (manufacturer of
                                                                                               microwave and other products).

------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (71)        Trustee since    Retired. Senior Vice President,        38        Director, Pro-Kids Golf and Learning
                             2000             Foodmaker, Inc. (operator and                    Academy (teach golf and computer
                                              franchiser of restaurants) until                 usage to "at risk" children)
                                              January 1997.                                    since 1998; Formerly, Director,
                                                                                               Prandium, Inc. (restaurants) from
                                                                                               March 2001 until July 2002.

------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (72)       Trustee since    Founding General Partner,              38        Director, Capital Cash Management
                             2000             Oxford Partners and Oxford                       Trust (money market fund),
                                              Bioscience Partners (venture                     Narragansett Insured Tax-Free Income
                                              capital partnerships) and                        Fund, Rocky Mountain Equity Fund,
                                              President, Oxford Venture                        Prime Cash Fund, several private
                                              Corporation.                                     companies and QuadraMed Corporation
                                                                                               (NASDAQ).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
    Independent Trustees      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

Tom Decker Seip (54)         Trustee since    General Partner, Seip                  38        Director, H&R Block, Inc. (financial
                             2000             Investments LP (a private                        services company) since May 2001;
                                              investment partnership);                         Director, Forward Management, Inc.
                                              formerly, President and CEO,                     (asset management) since 2001;
                                              Westaff, Inc. (temporary                         Formerly, Director, General Magic
                                              staffing), May 2001 to January                   (voice recognition software),
                                              2002; Senior Executive at the                    November 2001 until 2002; Director,
                                              Charles Schwab Corporation                       E-Finance Corporation (credit
                                              from 1983 to 1999, including                     decisioning services), 1999-2003;
                                              Chief Executive Officer,                         Director, Save-Daily.com (micro
                                              Charles Schwab Investment                        investing services), 1999-2003;
                                              Management, Inc. and Trustee,                    Director, Offroad Capital Inc.
                                              Schwab Family of Funds and                       (pre-public internet commerce
                                              Schwab Investments from 1997                     company).
                                              to 1998 and Executive Vice
                                              President--Retail Brokerage,
                                              Charles Schwab Investment
                                              Management from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (56)     Trustee since    Private investor and consultant        38        Director, The Proformance Insurance
                             1999             specializing in the insurance                    Company (personal lines property and
                                              industry; Formerly, Advisory                     casualty insurance company) since
                                              Director, Securitas Capital LLC                  March 2004; Director, Providence
                                              (a global private equity                         Washington (property and casualty
                                              investment firm dedicated to                     insurance company), since December
                                              making investments in the                        1998; Director, Summit Global
                                              insurance sector), 1998 until                    Partners (insurance brokerage firm)
                                              December 2002.                                   since October 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (59)          Trustee since    Regional Manager for Atlanta           38        None.
                             1984             Region, Ford Motor Credit
                                              Company since August 1997;
                                              Formerly, President, Ford
                                              Life Insurance Company, April
                                              1995 until August 1997.


Trustees and Officers (Unaudited) cont'd



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
     Trustees who are         Position and                                     Fund Complex
   "Interested Persons"      Length of Time                                     Overseen by   Other Directorships Held Outside Fund
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)      Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------

Edward I. OBrien* (75)       Trustee since    Formerly, Member, Investment           38        Director, Legg Mason, Inc. (financial
                             2000             Policy Committee, Edward                         services holding company) since 1993;
                                              Jones, 1993-2001; President,                     formerly, Director, Boston Financial
                                              Securities Industry Association                  Group (real estate and tax shelters)
                                              ("SIA") (securities industry's                   1993-1999.
                                              representative in government
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              1974-1992; Adviser to SIA,
                                              November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (63)         President and    Executive Vice President and           38        Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                        Associates, Inc. (private company)
                             December         Neuberger Berman Inc. (holding                   since 1998; Director, Emagin Corp.
                             2002             company) since 2002 and 2003,                    (public company) since 1997;
                                              respectively; Executive Vice                     Director, Solbright, Inc. (private
                                              President and Chief Investment                   company) since 1998; Director,
                                              Officer, Neuberger Berman since                  Infogate, Inc. (private company)
                                              2002 and 2003, respectively;                     since 1997.
                                              Director and Chairman, NB
                                              Management since December 2002;
                                              Formerly, Executive Vice
                                              President, Citigroup Investments,
                                              Inc. from September 1995 to
                                              February 2002; Executive Vice
                                              President, Citigroup Inc. from
                                              September 1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (45)       Chairman of      Executive Vice President,              38        Director, Neuberger Berman Inc.
                             the Board,       Neuberger Berman Inc. (holding                   (holding company) from 1999 through
                             Chief            company) since 1999; Head of                     March 2003; President and Director,
                             Executive        Neuberger Berman Inc.'s Mutual                   NB Management since 1999; Director
                             Officer and      Funds and Institutional Business                 and Vice President, Neuberger Berman
                             Trustee since    since 1999; Executive Vice                       Agency, Inc. since 2000.
                             2000;            President, Neuberger Berman since
                             President and    1999; Principal, Neuberger Berman
                             Chief            from 1997 until 1999; Senior Vice
                             Executive        President, NB Management from 1996
                             Officer from     until 1999.
                             1998 to 2000
------------------------------------------------------------------------------------------------------------------------------------


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust



                                       Position and
 Name, Age, and Address (1)      Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------

Claudia A. Brandon (47)      Secretary since 1985             Vice President--Mutual Fund Board Relations, NB Management since 2000;
                                                              Vice President, Neuberger Berman since 2002 and employee since 1999;
                                                              Vice President, NB Management from 1986 to 1999; Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (four since 2002, three since
                                                              2003, and one since 2004).

Robert Conti (48)            Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice President,
                                                              Neuberger Berman from 1999 until 2003; Senior Vice President, NB
                                                              Management since 2000; Controller, NB Management until 1996;
                                                              Treasurer, NB Management from 1996 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since
                                                              2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)        Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior Vice President,
                                                              NB Management since 2000; Vice President, NB Management from 1997 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator
                                                              (three since 2000, four since 2002, three since 2003, and one since
                                                              2004).

Sheila R. James (39)         Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                              1991 to 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003 and one since 2004).

Kevin Lyons (49)             Assistant Secretary since 2003   Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                              1993 to 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as investment manager and administrator (Ten since 2003 and one since 2004).


      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2004 (UNAUDITED)



                                       Position and
 Name, Age, and Address (1)      Length of Time Served (2)                      Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------

John M. McGovern (34)        Assistant Treasurer since 2002       Vice President, Neuberger Berman since 2004; Employee, NB
                                                                  Management since 1993; Assistant Treasurer, eleven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, and one since 2004).

Barbara Muinos (45)          Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant Vice
                             and Accounting Officer since 2002;   President, NB Management from 1993 to 1999; Treasurer and
                             prior thereto, Assistant Treasurer   Principal Financial and Accounting Officer, eleven registered
                             since 1996                           investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, and one since 2004); Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and administrator from 1996 until 2002.

Frederic B. Soule (58)       Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President; Neuberger Berman from 1999 until 2003; Vice President,
                                                                  NB Management from 1995 until 1999; Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since
                                                                  2002, three since 2003, and one since 2004).


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com.

ITEM 2.  CODE OF ETHICS

Not applicable.  Only required in an annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.  Only required in an annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.  Only required in an annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and Treasurer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a) (1)  Not applicable. Only required in an annual report.

    (2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

    (3)  Not applicable.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section.

Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Neuberger Berman Advisers Management Trust



By:     /s/ Peter E. Sundman
        -----------------------------------
        Peter E. Sundman
        Chief Executive Officer

Date:   August 30, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:     /s/ Peter E. Sundman
        -----------------------------------
        Peter E. Sundman
        Chief Executive Officer

Date:   August 30, 2004




By:     /s/ Barbara Muinos
        -----------------------------------
        Barbara Muinos
        Treasurer, Principal Financial
        and Accounting Officer

Date:   August 27, 2004